File Nos.   33-23035
                                                                     811-05618
==============================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   ( )
          Pre-Effective Amendment No.                                     ( )
          Post-Effective Amendment No.    17                              (X)

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           ( )
          Amendment No.    31                                             (X)

                        (Check appropriate box or boxes.)

     ALLIANZ LIFE VARIABLE ACCOUNT B
     -------------------------------
     (Exact Name of Registrant)

     ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
     -----------------------------------------------
     (Name of Depositor)


     1750 Hennepin Avenue, Minneapolis, MN                          55403
     -------------------------------------                        ---------
     (Address of Depositor's Principal Executive Offices)         (Zip Code)

Depositor's Telephone Number, including Area Code  (612) 347-6596

     Name and Address of Agent for Service
     -------------------------------------
            Michael T. Westermeyer
            Allianz Life Insurance Company of North America
            1750 Hennepin Avenue
            Minneapolis, MN  55403

     Copies to:
            Judith A. Hasenauer
            Blazzard, Grodd & Hasenauer, P.C.
            P.O. Box 5108
            Westport, CT 06881
            (203) 226-7866

     It is proposed that this filing will become effective:


      _____  immediately upon filing pursuant to paragraph (b) of Rule 485
      __X__  on May 1, 1997  pursuant to paragraph  (b) of Rule 485
      _____  60 days after filing  pursuant to paragraph  (a)(1) of Rule 485
      _____  on (date) pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following:

     ______ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Registrant has declared that it has registered an indefinite number or amount of securities in accordance with Rule 24f-2 under the Investment Company Act of 1940. Registrant filed a Rule 24f-2 Notice for the most recent fiscal year on or about February 24, 1997.


                              CROSS REFERENCE SHEET
                             (Required by Rule 495)

Item No.                                                  Location
--------                                                  --------
                            PART A

Item 1.   Cover Page . . . . . . . . . . . . . . . . .    Cover Page

Item 2.   Definitions. . . . . . . . . . . . . . . . .    Definitions

Item 3.   Synopsis or Highlights. . . . . . . . . . .     Highlights

Item 4.   Condensed Financial Information. . . . . . .    Condensed Financial
                                                          Information
Item 5.   General Description of Registrant, Depositor,
          and Portfolio Companies. . . . . . . . . . . .  The Company; The
                                                          Variable Account;
                                                          Franklin Valuemark
                                                          Funds

Item 6.   Deductions. . . . . . . . . . . . . . . . . .   Charges and
                                                          Deductions

Item 7.   General Description of Variable Annuity
          Contracts. . . . . . . . . . . . . . . . . . .  The Contracts

Item 8.   Annuity Period. . . . . . . . . . . . . . . .   Annuity Provisions

Item 9.   Death Benefit. . . . . . . . . . . . . . . . .  The Contracts;
                                                          Annuity Provisions

Item 10.  Purchases and Contract Value.. . . . . . . . .  Purchase Payments
                                                          and Contract Value

Item 11.  Redemptions. . . . . . . . . . . . . . . . . .  Surrenders

Item 12.  Taxes. . . . . . . . . . . . . . . . . . . . .  Tax Status

Item 13.  Legal Proceedings. . . . . . . . . . . . . . .  Legal Proceedings

Item 14.  Table of Contents of the Statement of
          Additional Information. . . . . . . . . . . .   Table of Contents of
                                                          the Statement of
                                                          Additional Information


                         CROSS REFERENCE SHEET (cont'd)
                             (Required by Rule 495)

Item No.                                                  Location
--------                                                  --------
                              PART B

Item 15.  Cover Page. . . . . . . . . . . . . . . . . .   Cover Page

Item 16.  Table of Contents. . . . . . . . . . . . . . .  Table of Contents

Item 17.  General Information and History. . . . . . . .  The Company

Item 18.  Services. . . . . . . . . . . . . .. . . . . .  Not Applicable

Item 19.  Purchase of Securities Being Offered. . . . .   Not Applicable

Item 20.  Underwriters. . . . . . . . . . . . . . . . .   Distributor

Item 21.  Calculation of Performance Data. . . .. . . .   Calculation of
                                                          Performance Data

Item 22.  Annuity Payments. . . . . . . . . . . . . . .   Annuity Provisions

Item 23.  Financial Statements. . . . . . . . . . . . .   Financial Statements


                                     PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered, in Part C to this Registration Statement.

               ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                       ALLIANZ LIFE VARIABLE ACCOUNT B

                    SUPPLEMENT DATED _______________, 1997 TO

                        PROSPECTUS DATED MAY 1, 1997

         The following information replaces the section entitled "Annuity Provisions - Annuity Options" contained in the Prospectus:

         ANNUITY OPTIONS

         Instead of having the proceeds paid in one sum, the Contract Owner may select an Annuity Option. The Annuity Options are available on a fixed or variable basis or a combination fixed and variable basis. If the Contract Owner does not choose an Annuity Option, Option 2 with 60 monthly annuity payments guaranteed will automatically be applied. The following Annuity Options are available or any other Annuity Option acceptable to the Company:

         OPTION 1. LIFE ANNUITY. The Company will make monthly annuity payments during the life of the Annuitant, ceasing with the last annuity payment due prior to the Annuitant's death.

         OPTION 2. LIFE ANNUITY WITH 60, 120, 180 OR 240 MONTHLY ANNUITY PAYMENTS GUARANTEED. The Company will make monthly annuity payments during the life of the Annuitant with a guarantee that if at the Annuitant's death, payments have been made for less than the guaranteed period selected, monthly annuity payments will continue for the remainder of the guaranteed period. The Contract Owner may elect to have the present value of the guaranteed monthly annuity payments remaining, as of the date of the Company receives proof of the claim, commuted and paid in a lump sum as set forth in the Contract.

         OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. The Company will make monthly annuity payments during the joint lifetime of the Annuitant and the joint Annuitant. When the Annuitant dies, if the joint Annuitant is then living, annuity payments will continue to be paid during the remaining lifetime of the joint Annuitant at a level of 100%, 75% or 50% of the previous level, as selected. Monthly annuity payments will cease with the final annuity payment due prior to the last survivor's death.

         OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 60, 120, 180 OR 240 MONTHLY ANNUITY PAYMENTS GUARANTEED. The Company will make monthly annuity payments during the joint lifetime of the Annuitant and the joint Annuitant. When the Annuitant dies, if the joint Annuitant is then living, annuity payments will continue to be paid during the remaining lifetime of the joint Annuitant at 100% of the previous level. If, when the last surviving Annuitant dies, annuity payments have been made for less than the selected guaranteed period, monthly annuity payments will continue to be made for the remainder of the guaranteed period. The Contract Owner may elect to have the present value of the guaranteed monthly annuity payments remaining, as of the date the Company receives proof of the claim, commuted and paid in a lump sum as set forth in the Contract.

         OPTION 5. REFUND LIFE ANNUITY. The Company will make monthly annuity payments during the lifetime of the Annuitant ceasing with the last annuity payment due prior to the Annuitant's death with a guarantee that at the Annuitant's death, the Contract Owner will receive a refund. For a fixed annuity, the amount of the refund will be any excess of the amount of the adjusted Contract Value applied under this annuity option over the total of all annuity payments made under this option. For a variable annuity, the amount of the refund will be the then dollar value of the number of annuity units equal to the adjusted Contract Value applied to this annuity option divided by the annuity unit value used to determine the first annuity payment, minus the product of the number of the annuity units represented by each monthly annuity payment and the number of payments made.

         The Prospectus is revised so that the Contract Owner remains the Contract Owner after the Income Date.

         The "Death of the Contract Owner Before the Income Date" section is revised regarding the determination of the amount of the death benefit as follows:

         The guaranteed death benefit is the value of the death benefit at the time the elected option is processed which is guaranteed to be at least the larger of the Surrender Value or the Guaranteed Minimum Death Benefit. The Guaranteed Minimum Death Benefit will be the greater of
         (a) or (b) below:

         (a) the sum of all purchase payments made less any surrenders and any Contingent Deferred Sales Charge paid on such surrenders, accumulated at 5% each Contract Anniversary prior to the earlier of the Contract Owner's 81st birthday or the date of death.

         (b) the greatest sixth Contract anniversary value for Contract anniversaries prior to the earlier of the Contract Owner's 81st birthday or the date of death. The sixth Contract anniversary value is equal to the Contract Value on the sixth Contract anniversary (i.e., 6th, 12th, 18th, etc.) increased by the dollar amount of any purchase payments made since that anniversary, and decreased by the dollar amount of any surrenders and Contingent Deferred Sales Charges paid on such surrenders since that anniversary.

         Upon the earlier of the Owner's 81st birthday or the date of death, and thereafter, the Minimum Guaranteed Death Benefit will only be increased by subsequent purchase payments and decreased by subsequent surrenders and any Contingent Deferred Sales Charge paid on such surrenders. If there are multiple Contract Owners, the age of the oldest Joint Owner will be used in determining the Guaranteed Death Benefit.

         The following provision is added to the Prospectus after "Death of the Contract Owner Before the Income Date" :

DEATH OF CONTRACT OWNER AFTER THE INCOME DATE.

         If the Contract Owner or any Joint Owner die after the Income Date, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at such Contract Owner's death. Upon the death of the Contract Owner after the Income Date, the Beneficiary becomes the Contract Owner.

         The "Death of the Annuitant Prior to the Income Date" and the "Death of the Annuitant After the Income Date" sections are deleted and replaced with the following section.

DEATH OF THE ANNUITANT.

         If the Annuitant who is not the Contract Owner dies before the Income Date, the Contract Owner will become the Annuitant unless the Contract Owner designates a new Annuitant (subject to the Company's underwriting rules then in effect). If the Contract Owner is a non-natural person, the death of the Annuitant will be treated as the death of the Contract Owner and a new Annuitant may not be designated. If the Annuitant dies after the Income Date, the death benefit, if any, will be specified in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.





                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

         Home Office:                                Valuemark Service Center:
         1750 Hennepin Avenue                        300 Berwyn Park
         Minneapolis, MN 55403-2195                  P.O. Box 3031
         (800) 542-5427                              Berwyn, PA 19312-0031
                                                     (800) 624-0197


                           INDIVIDUAL FLEXIBLE PAYMENT
                           VARIABLE ANNUITY CONTRACTS
                                    issued by
                         ALLIANZ LIFE VARIABLE ACCOUNT B
                                       and
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                                   MAY 1, 1997


The Individual Flexible Payment Variable Annuity Contracts (the "Contracts") described in this Prospectus provide for accumulation of Contract Values and eventual payment of monthly annuity payments. The Contracts are designed to aid individuals in long-term planning for retirement or other long-term purposes. This is not appropriate as a trading vehicle.


The Contracts are available for retirement plans which do not qualify for the special federal tax advantages available under the Internal Revenue Code ("Non-Qualified Plans") and for retirement plans which do qualify for the federal tax advantages available under the Internal Revenue Code ("Qualified Plans"). (See "Tax Status - Qualified Plans.") However, because of the minimum purchase payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans.


Purchase payments for the Contracts will be allocated to a segregated investment account of Allianz Life Insurance Company of North America (the "Company") which account has been designated Allianz Life Variable Account B (the "Variable Account") or to the Company's Fixed Account. IN WASHINGTON, THE FIXED ACCOUNT IS NOT AVAILABLE UNTIL APPROVED BY THE WASHINGTON INSURANCE DEPARTMENT.


The Variable Account invests in shares of Franklin Valuemark Funds (the "Trust"). The Trust is a series fund with twenty-three Funds: the Money Market Fund, the High Income Fund, the Templeton Global Income Securities Fund, the U.S. Government Securities Fund, the Zero Coupon Funds - 2000, 2005 and 2010, the Growth and Income Fund, the Income Securities Fund, the Mutual Shares Securities Fund, the Real Estate Securities Fund, the Rising Dividends Fund, the Templeton Global Asset Allocation Fund, the Utility Equity Fund, the Capital Growth Fund, the Mutual Discovery Securities Fund, the Natural Resources Securities Fund, the Small Cap Fund, the Templeton Developing Markets Equity Fund, the Templeton Global Growth Fund, the Templeton International Equity Fund, the Templeton International Smaller Companies Fund and the Templeton Pacific Growth Fund. Prior to May 1, 1997, the Natural Resources Securities Fund was known as the Precious Metals Fund. See "Highlights" and "Tax Status" for a discussion of owner control of the underlying investments in a variable annuity contract.



THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENT IN THE CONTRACTS IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE CONTRACT OWNER'S INVESTMENT TO FLUCTUATE, AND WHEN THE CONTRACTS ARE SURRENDERED, THE VALUE MAY BE HIGHER OR LOWER THAN THE PURCHASE PAYMENTS.

This Prospectus concisely sets forth the information a prospective investor should know before investing. Additional information about the Contracts is contained in the "Statement of Additional Information," which is available at no charge. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Table of Contents of the Statement of Additional Information can be found on the last page of this Prospectus. For the Statement of Additional Information, call or write the Home Office address shown above.

INQUIRIES: Any inquiries can be made by telephone or in writing to the Company at the Home Office phone number or address listed above.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY STATE, COUNTRY, OR JURISDICTION IN WHICH THE OFFERING IS UNAUTHORIZED. NO SALES REPRESENTATIVE, DEALER OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.


THIS PROSPECTUS MUST BE ACCOMPANIED BY OR PRECEDED BY A CURRENT PROSPECTUS FOR FRANKLIN VALUEMARK FUNDS.

This Prospectus and the Statement of Additional Information are dated May 1, 1997, and may be amended from time to time.

This Prospectus should be kept for future reference.

In the state of Oregon, all references to Franklin Valuemark II refer to Valuemark II.

TABLE OF CONTENTS                                  PAGE


DEFINITIONS.......................................    3
HIGHLIGHTS........................................    4
FEE TABLE.........................................    6
CONDENSED FINANCIAL
 INFORMATION......................................   10
THE COMPANY.......................................   12
THE VARIABLE ACCOUNT..............................   12
FRANKLIN VALUEMARK FUNDS..........................   12
 General..........................................   13
 Substitution of Securities.......................   13
 Voting Privileges................................   13
CHARGES AND DEDUCTIONS............................   14
 Deduction for Contingent Deferred
  Sales Charge (Sales Load).......................   14
 Reduction or Elimination of
 Contingent Deferred Sales Charge.................   14
 Deduction for Mortality and
   Expense Risk Charge............................   15
 Deduction for Administrative
  Expense Charge..................................   15
 Deduction for Contract
  Maintenance Charge..............................   15
 Deduction for Premium Taxes......................   15
 Deduction for Income Taxes.......................   15
 Deduction for Trust Expenses.....................   15
 Deduction for Transfer Fee.......................   16
THE CONTRACTS.....................................   16
 Ownership........................................   16
 Assignment.......................................   16
 Beneficiary......................................   16
 Change of Beneficiary............................   16
 Annuitant........................................   17
 Death of the Contract Owner
  Before the Income Date..........................   17
 Death of the Annuitant Prior
  to the Income Date..............................   18
 Death of the Annuitant After
  the Income Date.................................   18
ANNUITY PROVISIONS................................   18
 Income Date......................................   18
 Change in Income Date and
  Annuity Option..................................   18
 Annuity Options..................................   18
 Annuity Units....................................   19
PURCHASE PAYMENTS AND
 CONTRACT VALUE...................................   19
 Purchase Payments................................   19
 Automatic Investment Plan .......................   19
 Allocation of Purchase Payments..................   20
 Transfer of Contract Values......................   20
 Dollar Cost Averaging............................   21
 Flexible Rebalancing.............................   22
 Contract Value...................................   22
 Accumulation Unit................................   22
DISTRIBUTOR.......................................   22
SURRENDERS........................................   23
 Systematic Withdrawal............................   23
 Minimum Distribution Program.....................   23
 Delay of Payments................................   24
ADMINISTRATION OF THE CONTRACTS...................   24
PERFORMANCE DATA..................................   24
 Money Market Sub-Account.........................   24
 Other Sub-Accounts...............................   24
 Performance Ranking..............................   25
TAX STATUS........................................   25
 General..........................................   25
 Diversification..................................   26
 Multiple Contracts...............................   26
 Contracts Owned by Other
  than Natural Persons............................   27
 Tax Treatment of Assignments.....................   27
 Income Tax Withholding...........................   27
 Tax Treatment of Surrenders -
  Non-Qualified Contracts.........................   27
 Qualified Plans..................................   27
 Tax Treatment of Surrenders -
 Qualified Contracts..............................   29
 Tax-Sheltered Annuities -
 Surrender Limitations............................   29
FINANCIAL STATEMENTS..............................   30
LEGAL PROCEEDINGS.................................   30
APPENDIX - PERFORMANCE
 INFORMATION OF SELECTED
 PUBLIC FUNDS.....................................   30
TABLE OF CONTENTS
 OF THE STATEMENT OF
 ADDITIONAL INFORMATION...........................   31


DEFINITIONS
---------------------------------------------------------- ---------------------

Accumulation Unit - An accounting unit of measure used to calculate the Contract Value prior to the Income Date.

Annuitant - The person upon whose continuation of life any annuity payment involving life contingencies depends. The Annuitant may be changed at any time prior to the Income Date unless the Contract Owner is not a natural person.

Annuity Option - An arrangement under which annuity payments are made under the Contract.

Annuity Period - The period starting on the Income Date.

Annuity Unit - An accounting unit of measure used to calculate annuity payments after the Income Date.

Company - Allianz Life Insurance Company of North America at its Valuemark Service Center shown on the cover page of this Prospectus.

Contingent Owner - In those Contracts containing Contingent Owner provisions, the Contingent Owner is named in the application, unless changed. Only the spouse of the Owner may be the Contingent Owner.

Contract Anniversary - An anniversary of the Effective Date of the Contract.


Contract Owner - The person(s) or entity who own the Contract as named in the Company's records as the owner or Joint Owner. If Joint Owners are named, all references to Contract Owner shall mean the Joint Owners.


Contract Value - The dollar value as of any Valuation Date of all amounts accumulated under the Contract.

Contract Year - Any period of twelve (12) months commencing with the Effective Date and each Contract Anniversary thereafter.

Effective Date - The date on which the first Contract Year begins.

Eligible Investment(s) - An investment entity which can be selected by the Contract Owner to be the underlying investment of the Contract.

Fixed Account - The Company's general investment account which contains all the assets of the Company with the exception of the Variable Account and other segregated asset accounts.

Fund - A segment of an Eligible Investment which constitutes a separate and distinct class of interests under an Eligible Investment.

Income Date - The date on which annuity payments are to commence.

Joint Owner - In Contracts containing Joint Owner provisions, if there is more than one Contract Owner, each Contract Owner shall be a Joint Owner of the Contract. Joint Owners have equal ownership rights and must both authorize any exercising of those ownership rights unless otherwise allowed by the Company. Any Joint Owner must be the spouse of the other Joint Owner (except in Pennsylvania).

Non-Qualified Contracts - Contracts issued under Non-Qualified Plans which do not receive favorable tax treatment under Sections 401, 403(b) or 408 of the Internal Revenue Code of 1986, as amended (the "Code").

Qualified Contracts - Contracts issued under Qualified Plans which receive favorable tax treatment under Sections 401, 403(b) or 408 of the Code.

Sub-Account - A segment of the Variable Account. Each Sub-Account is invested in shares of a Fund of an Eligible Investment.

Surrender Value - The Contract Value for the Valuation Period next following the Valuation Period during which the written request to the Company for surrender is received, reduced by the sum of: (i) any applicable premium taxes not previously deducted; (ii) any applicable Contract Maintenance Charge; and (iii) any applicable Contingent Deferred Sales Charge.

Valuation Date - The Variable Account will be valued each day that the New York Stock Exchange is open for trading, which is Monday through Friday, except for normal business holidays.

Valuation Period - The period commencing at the close of business of the New York Stock Exchange on each Valuation Date and ending at the close of business for the next succeeding Valuation Date.

Variable Account - A separate investment account of the Company, designated as Allianz Life Variable Account B, into which purchase payments may be allocated.


HIGHLIGHTS
--------------------------------------------------------------------------------

Purchase payments for the Contracts will be allocated to a segregated investment account of Allianz Life Insurance Company of North America (the "Company") which has been designated Allianz Life Variable Account B (the "Variable Account") or to the Company's Fixed Account. IN WASHINGTON, THE FIXED ACCOUNT IS NOT AVAILABLE UNTIL APPROVED BY THE WASHINGTON INSURANCE DEPARTMENT.

The Variable Account invests in shares of Franklin Valuemark Funds (the "Trust"). (See "Franklin Valuemark Funds.") CONTRACT OWNERS BEAR THE INVESTMENT RISK FOR ALL AMOUNTS ALLOCATED TO THE VARIABLE ACCOUNT.



The Contract may be returned within 10 days (or for a longer period in states where required) after it is received ("Free-Look Period"). It can be mailed or delivered to either the Company or the agent who sold it. Return of the Contract by mail is effective on being postmarked, properly addressed and postage prepaid. The returned Contract will be treated as if the Company had never issued it. The Company will promptly refund the Contract Value in states where permitted. This may be more or less than the purchase payments. In states where required and where the Contract is purchased pursuant to an Individual Retirement Annuity, the Company will promptly refund the purchase payments, less any surrenders. The Company has reserved the right to allocate initial purchase payments to the Money Market Sub-Account (except those allocated to the Fixed Account) until the expiration of the Free-Look Period. If the Company does so allocate the initial purchase payment to the Money Market Sub-Account, it will refund the greater of the purchase payments, less any surrenders, or the Contract Value. It is the Company's current practice to directly allocate the initial purchase payments to the Sub-Accounts and/or to the Fixed Account as selected by the Contract Owner.

A Contingent Deferred Sales Charge (sales load) may be deducted in the event of a surrender. The Contingent Deferred Sales Charge is imposed on surrenders of purchase payments within five (5) years after their being made. Once each Contract Year, Contract Owners may surrender up to fifteen percent (15%) of purchase payments paid less any prior surrenders without incurring a Contingent Deferred Sales Charge. If no surrender is made during a Contract Year, the 15% is cumulative into future years. If less than 15% is surrendered in a Contract Year, the remaining percentage is not available in future years. The Contingent Deferred Sales Charge will vary in amount, depending upon the Contract Year in which the purchase payment being surrendered was made. The Company currently makes available a systematic withdrawal plan which allows for additional options in some instances. (See "Surrenders - Systematic Withdrawal.") The Contingent Deferred Sales Charge is found in the Fee Table. (See also "Charges and Deductions - Deduction for Contingent Deferred Sales Charge (Sales Load).") The maximum Contingent Deferred Sales Charge is 5% of purchase payments. For purposes of determining the applicability of the Contingent Deferred Sales Charge, surrenders are deemed to be on a first-in, first-out basis.

There is a Mortality and Expense Risk Charge which is equal, on an annual basis, to 1.25% of the average daily net assets of the Variable Account. This charge compensates the Company for assuming the mortality and expense risks under the Contracts. (See "Charges and Deductions - Deduction for Mortality and Expense Risk Charge.")

There is an Administrative Expense Charge which is equal, on an annual basis, to 0.15% of the average daily net assets of the Variable Account. This charge compensates the Company for costs associated with the administration of the Contract and the Variable Account. (See "Charges and Deductions - Deduction for Administrative Expense Charge.")


There is an annual Contract Maintenance Charge of $30 each Contract Year. (See "Charges and Deductions - Deduction for Contract Maintenance Charge.")

Premium taxes or other taxes payable to a state or other governmental entity will be charged against Contract Values. (See "Charges and Deductions - Deduction for Premium Taxes.")

Under certain circumstances there may be assessed a transfer fee when a Contract Owner transfers Contract Values. (See "Charges and Deductions - Deduction for Transfer Fee.")


There is a ten percent (10%) federal income tax penalty that may be applied to the income portion of any distribution from the Contracts. However, the penalty is not imposed under certain circumstances. (See "Tax Status - Tax Treatment of Surrenders - Non-Qualified Contracts" and "Tax Treatment of Surrenders -
Qualified Contracts.") For a further discussion of the taxation of the Contracts, see "Tax Status."

For Contracts purchased in connection with 403(b) plans, surrenders of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) are limited to circumstances only when the Contract Owner: (1) attains age 591/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, surrenders for hardship are restricted to the portion of the Contract Owner's Contract Value which represents contributions made by the Contract Owner and does not include any investment results. The limitations on surrenders became effective on January 1, 1989 and only apply to (i) salary reduction contributions made after December 31, 1988;
(ii) to income attributable to such contributions; and (iii) to amounts held as of December 31, 1988. The limitations on surrenders do not affect rollovers or transfers between certain Qualified Plans. Contract Owners should consult their own tax counsel or other tax adviser regarding distributions. (See "Tax Status - Tax Sheltered Annuities - Surrender Limitations.")


The Treasury Department has indicated that guidelines may be forthcoming under which a variable annuity contract will not be treated as an annuity contract for tax purposes if the owner of the contract has excessive control over the investment underlying the contract. The issuance of such guidelines may require the Company to impose limitations on a Contract Owner's right to control the investment. It is not known whether any such guidelines would have a retroactive effect (see "Tax Status - Diversification").

The Company offers other deferred variable annuity contracts but does not permit exchange of those contracts for the Contracts offered by this Prospectus.

Because of certain exemptive and exclusionary provisions, interests in the Fixed Account are not registered under the Securities Act of 1933 and the Fixed Account is not registered as an investment company under the Investment Company Act of 1940, as amended. Accordingly, neither the Fixed Account nor any interests therein are subject to the provisions of these Acts, and the Company has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in the Prospectus relating to the Fixed Account. Disclosures regarding the Fixed Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


ALLIANZ LIFE VARIABLE ACCOUNT B FEE TABLE
--------------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION FEES
Contingent Deferred Sales Charge*
(as a percentage of purchase payments)
                                         YEARS SINCE
                                           PAYMENT   CHARGE
                                           -------    -----
                                             0-1       5%
                                             1-2       5%
                                             2-3       4%
                                             3-4       3%
                                             4-5       1.5%
                                             5+        0


Current Transfer Fee**................ First 12 transfers in a Contract Year are free.  Thereafter, the fee  is $25 (or 2%
                                       of  the  amount  transferred,  if  less).
                                       Prescheduled    automatic   dollar   cost
                                       averaging    transfers   and     flexible
                                       rebalancing  transfers  are not  counted.

Contract Maintenance Charge.........   $30 per Contract per year
(Prior to the  Income  Date the charge
is waived for Contracts having Contract
Values   or  purchase  payments   less
surrenders   of   $100,000  or  more.)


VARIABLE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

Mortality and Expense Risk Charge......    1.25%
Administrative Expense Charge..........     .15%
                                         -------
Total Variable Account Annual Expenses.    1.40%



*Once each Contract Year, a Contract Owner may surrender up to fifteen percent (15%) of purchase payments paid less any prior surrenders without incurring a Contingent Deferred Sales Charge. If no surrender is made during a Contract Year, the 15% is cumulative into future years. If less than 15% is surrendered in a Contract Year, the remaining percentage is not available in future years. See also "Surrenders - Systematic Withdrawal" and "Surrenders - Minimum Distribution Program" for additional options.

**The Contract provides that if more than three transfers have been made in a Contract Year, the Company reserves the right to deduct a transfer fee which shall not exceed the lesser of $25 or 2% of the amount transferred. Market timing transfers may not be permitted.

FRANKLIN VALUEMARK FUNDS' ANNUAL EXPENSES
(as a percentage of Franklin Valuemark Funds' average net assets).


The Management and Fund Administration Fees for each Fund are based on a percentage of that Fund's net assets. See "Franklin Valuemark Funds" in this Prospectus and "Management" in the Trust prospectus.

The "Management and Fund Administration  Fees" below include investment advisory and other  management and  administrative  fees not included as "Other Expenses"
that were paid to the Managers and Fund Administrators to the Trust for the 1996
calendar  year  except for Funds with fee  waivers/expense  reductions  or newer
Funds without a full year of operations as of December 31, 1996 (see explanatory footnotes  below).  The purpose of the Table is to assist the Contract  Owner in
understanding  the  various  costs  and  expenses  of  investing,   directly  or
indirectly, in the Contract.

                                                                                  Management
                                                                                   and Fund        Other    Total Annual
                                                                             Administration Fees1 Expenses    Expenses
---------------------------------------------------------------------------------------------------------------------------
Money Market Fund2 .........................................................        .51%            .02%        .53%
Growth and Income Fund .....................................................        .48%            .02%        .50%
Natural Resources Securities Fund3 .........................................        .60%            .05%        .65%
Real Estate Securities Fund ................................................        .55%            .02%        .57%
Utility Equity Fund ........................................................        .47%            .03%        .50%
High Income Fund ...........................................................        .52%            .02%        .54%
Templeton Global Income Securities Fund ....................................        .56%            .05%        .61%
Income Securities Fund .....................................................        .47%            .03%        .50%
U.S. Government Securities Fund ............................................        .49%            .02%        .51%
Zero Coupon Fund - 20004 ...................................................        .38%            .02%        .40%
Zero Coupon Fund - 20054 ...................................................        .38%            .02%        .40%
Zero Coupon Fund - 20104 ...................................................        .38%            .02%        .40%
Rising Dividends Fund ......................................................        .75%            .01%        .76%
Templeton International Equity Fund ........................................        .81%            .08%        .89%
Templeton Pacific Growth Fund ..............................................        .89%            .10%        .99%
Templeton Global Growth Fund ...............................................        .88%            .05%        .93%
Templeton Developing Markets Equity Fund ...................................       1.25%            .24%       1.49%
Templeton Global Asset Allocation Fund .....................................        .80%            .06%        .86%
Small Cap Fund .............................................................        .75%            .02%        .77%
Templeton International Smaller Companies Fund5 ............................       1.00%            .16%       1.16%
Capital Growth Fund5 .......................................................        .75%            .02%        .77%
Mutual Discovery Securities Fund6 ..........................................        .95%            .10%       1.05%
Mutual Shares Securities Fund6 .............................................        .75%            .10%        .85%

1 The Fund Administration Fee is a direct expense for the Templeton Global Asset Allocation Fund, the Templeton International Smaller Companies Fund, the Mutual Discovery Securities Fund and the Mutual Shares Securities Fund; other Funds pay for similar services indirectly through the Management Fee. See "Management" in the Trust Prospectus for further information regarding Management and Fund Administration Fees.

2 Franklin Advisers, Inc. agreed in advance to waive a portion of its Management Fee and to make certain payments to reduce expenses of the Money Market Fund during 1996 and is currently continuing this arrangement in 1997. This arrangement may be terminated at any time. With this reduction, actual Management Fees and Total Annual Expenses of the Money Market Fund for 1996 were 0.41% and 0.43%, respectively, of the average daily net assets of the Fund.

3 Prior to May 1, 1997, the Natural Resources Securities Fund was known as the Precious Metals Fund.

4 Net of management fees waived and/or expense reimbursements. Although not obligated to, Franklin Advisers, Inc. has agreed in advance to waive a portion of its management fees and to make certain payments to reduce expenses of the three Zero Coupon Funds through at least December 31, 1997 such that the aggregate expenses of each Zero Coupon Fund will not exceed 0.40% of each Fund's net assets. Absent the management fee waivers and expense payments, for the year ended December 31, 1996, the Total Annual Expenses and Management and Fund Administration Fees, respectively, would have been as follows: Zero Coupon Fund
- 2000, .62% and .60%; Zero Coupon Fund - 2005, .65% and .63%; and Zero Coupon Fund - 2010, .65% and .63%.

5 The Templeton International Smaller Companies Fund and the Capital Growth Fund commenced operations May 1, 1996. The expenses shown are estimated expenses for the Funds for 1997.

6 The Mutual Discovery Securities Fund and the Mutual Shares Securities Fund commenced operations November 8, 1996. The expenses shown are estimated expenses for the Funds for 1997.

The following Tables reflect expenses of the Variable Account as well as of the Trust. The dollar figures should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. The
$30 Contract Maintenance Charge is included in the Examples as a prorated charge of $1 based on a Contract account size of $30,000. For additional information, see "Charges and Deductions" in this Prospectus and "Management" in the Trust
Prospectus.

Premium taxes are not reflected in the Tables. Premium taxes may apply.

EXAMPLE


If the Contract is fully surrendered at the end of the applicable time period and no prior surrenders have occurred, the Contract Owner would have incurred the following expenses on a $1,000 investment, assuming a 5% annual return on assets compounded annually:


                                                                                   1 Year    3 Years   5 Years  10 Years
---------------------------------------------------------------------------------------------------------------------------

Money Market Fund .............................................................      $63       $ 86     $113      $235
Growth and Income Fund ........................................................      $63       $ 85     $111      $232
Natural Resources Securities Fund .............................................      $64       $ 89     $119      $248
Real Estate Securities Fund ...................................................      $63       $ 87     $115      $240
Utility Equity Fund ...........................................................      $63       $ 85     $111      $232
High Income Fund ..............................................................      $63       $ 86     $113      $236
Templeton Global Income Securities Fund .......................................      $64       $ 88     $117      $244
Income Securities Fund ........................................................      $63       $ 85     $111      $232
U.S. Government Securities Fund ...............................................      $63       $ 85     $112      $233
Zero Coupon Fund - 2000+ ......................................................      $62       $ 82     $106      $222
Zero Coupon Fund - 2005+ ......................................................      $62       $ 82     $106      $222
Zero Coupon Fund - 2010+ ......................................................      $62       $ 82     $106      $222
Rising Dividends Fund .........................................................      $65       $ 93     $125      $259
Templeton International Equity Fund ...........................................      $67       $ 97     $131      $273
Templeton Pacific Growth Fund .................................................      $68       $100     $136      $283
Templeton Global Growth Fund ..................................................      $67       $ 98     $133      $277
Templeton Developing Markets Equity Fund ......................................      $73       $114     $161      $331
Templeton Global Asset Allocation Fund ........................................      $66       $ 96     $130      $270
Small Cap Fund ................................................................      $66       $ 93     $125      $260
Templeton International Smaller Companies Fund* ...............................      $69       $105     $145      $300
Capital Growth Fund* ..........................................................      $66       $ 93     $125      $260
Mutual Discovery Securities Fund* .............................................      $68       $101     $139      $289
Mutual Shares Securities Fund* ................................................      $66       $ 95     $129      $268

*Estimated
+Calculated with waiver of fees and reimbursement of expenses


If the Contract is not surrendered at the end of the applicable time period and no prior surrenders have occurred or is annuitized, the Contract Owner would have incurred the following expenses on a $1,000 investment, assuming a 5% annual return on assets compounded annually:


                                                                                   1 Year    3 Years   5 Years  10 Years
---------------------------------------------------------------------------------------------------------------------------

Money Market Fund .............................................................      $21        $64     $109      $235
Growth and Income Fund ........................................................      $20        $63     $108      $232
Natural Resources Securities Fund .............................................      $22        $67     $115      $248
Real Estate Securities Fund ...................................................      $21        $65     $111      $240
Utility Equity Fund ...........................................................      $20        $63     $108      $232
High Income Fund ..............................................................      $21        $64     $110      $236
Templeton Global Income Securities Fund .......................................      $21        $66     $113      $244
Income Securities Fund ........................................................      $20        $63     $108      $232
U.S. Government Securities Fund ...............................................      $20        $63     $108      $233
Zero Coupon Fund - 2000+ ......................................................      $19        $60     $102      $222
Zero Coupon Fund - 2005+ ......................................................      $19        $60     $102      $222
Zero Coupon Fund - 2010+ ......................................................      $19        $60     $102      $222
Rising Dividends Fund .........................................................      $23        $71     $121      $259
Templeton International Equity Fund ...........................................      $24        $75     $128      $273
Templeton Pacific Growth Fund .................................................      $25        $78     $133      $283
Templeton Global Growth Fund ..................................................      $25        $76     $130      $277
Templeton Developing Markets Equity Fund ......................................      $30        $92     $157      $331
Templeton Global Asset Allocation Fund ........................................      $24        $74     $126      $270
Small Cap Fund ................................................................      $23        $71     $121      $260
Templeton International Smaller Companies Fund* ...............................      $27        $83     $141      $300
Capital Growth Fund* ..........................................................      $23        $71     $121      $260
Mutual Discovery Securities Fund* .............................................      $26        $79     $136      $289
Mutual Shares Securities Fund* ................................................      $24        $73     $125      $268

*Estimated
+Calculated with waiver of fees and reimbursement of expenses

CONDENSED FINANCIAL INFORMATION

The consolidated financial statements of Allianz Life Insurance Company of North
America and the financial statements of Allianz Life Variable Account B may be found in the Statement of Additional Information.


The table below gives per accumulation unit information about the financial history of each Sub-Account from the inception of each to December 31, 1996.


This information should be read in conjunction with the financial statements and related notes to the Variable Account included in the Statement of Additional
Information.


                                                  YEAR      YEAR      YEAR      YEAR      YEAR      YEAR     YEAR   PERIOD FROM
(NUMBER OF UNITS IN THOUSANDS)                   ENDED     ENDED     ENDED     ENDED     ENDED     ENDED    ENDED   INCEPTION**
                                                DEC. 31,  DEC. 31,  DEC. 31,  DEC. 31,  DEC. 31,  DEC. 31, DEC. 31, TO DEC. 31,
SUB-ACCOUNTS:                                     1996      1995      1994      1993      1992      1991     1990      1989
--------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET
Unit value at beginning of period........       $12.883   $12.354   $12.066   $11.932   $11.742   $11.288  $10.637    $10.000
Unit value at end of period..............       $13.359   $12.883   $12.354   $12.066   $11.932   $11.742  $11.288    $10.637
Number of units outstanding at end of period     28,060    31,040    39,437    10,247     6,951     5,682    5,768      1,199

GROWTH AND INCOME
Unit value at beginning of period........       $17.310   $13.215   $13.677   $12.574   $11.949    $9.803  $10.180    $10.000
Unit value at end of period..............       $19.490   $17.310   $13.215   $13.677   $12.574   $11.949   $9.803    $10.180
Number of units outstanding at end of period     50,027    46,893    35,695    24,719    17,144     9,671    5,356      1,662

NATURAL RESOURCES SECURITIES*
Unit value at beginning of period........       $14.109   $13.979  $14.464     $9.424   $10.635   $10.387  $12.247    $10.000
Unit value at end of period..............       $14.467   $14.109  $13.979    $14.464    $9.424   $10.635  $10.387    $12.247
Number of units outstanding at end of period      6,998     6,919    8,285      4,685     1,419       833    1,015        167

HIGH INCOME
Unit value at beginning of period........       $17.252   $14.608  $15.155    $13.278   $11.583    $9.026  $10.021    $10.000
Unit value at end of period..............       $19.375   $17.252  $14.608    $15.155   $13.278   $11.583   $9.026    $10.021
Number of units outstanding at end of period     20,736    18,756   15,679     11,787     4,780     1,923    1,056        612

REAL ESTATE SECURITIES
Unit value at beginning of period........       $18.073   $15.594  $15.369    $13.095   $11.848    $9.000  $10.368    $10.000
Unit value at end of period..............       $23.668   $18.073  $15.594    $15.369   $13.095   $11.848   $9.000    $10.368
Number of units outstanding at end of period     12,757    10,998   11,645      5,589     1,052       394      200         57

U.S. GOVERNMENT SECURITIES
Unit value at beginning of period........       $16.298   $13.835  $14.698    $13.586   $12.798   $11.199  $10.427    $10.000
Unit value at end of period..............       $16.650   $16.298  $13.835    $14.698   $13.586   $12.798  $11.199    $10.427
Number of units outstanding at end of period     44,598    34,313   36,490     40,402    25,054   14,426     5,450      1,102

UTILITY EQUITY
Unit value at beginning of period........       $19.565   $15.104  $17.319    $15.889   $14.821   $12.062  $12.010    $10.000
Unit value at end of period..............       $20.654   $19.565  $15.104    $17.319   $15.889   $14.821  $12.062    $12.010
Number of units outstanding at end of period     53,086    66,669   70,082     84,217    39,387    16,188    6,300      1,173

ZERO COUPON - 2000
Unit value at beginning of period........       $18.294   $15.373  $16.717    $14.595   $13.570   $11.446  $10.961    $10.000
Unit value at end of period..............       $18.475   $18.294  $15.373    $16.717   $14.595   $13.570  $11.446    $10.961
Number of units outstanding at end of period      5,636     6,066    4,953      3,787     2,886     2,012    1,041        162

ZERO COUPON - 2005
Unit value at beginning of period........       $20.914  $16.096   $18.050    $14.975   $13.705   $11.545  $11.406    $10.000
Unit value at end of period..............       $20.517  $20.914   $16.096    $18.050   $14.975   $13.705  $11.545    $11.406
Number of units outstanding at end of period      3,579    3,504     2,780      2,020     1,090       795      406         86

ZERO COUPON - 2010
Unit value at beginning of period........       $22.431  $15.930   $18.144    $14.670   $13.482   $11.390  $11.486    $10.000
Unit value at end of period..............       $21.522  $22.431   $15.930    $18.144   $14.670   $13.482  $11.390    $11.486
Number of units outstanding at end of period      3,297    3,437     2,589      1,405       849     1,150      581        194

TEMPLETON GLOBAL INCOME SECURITIES
Unit value at beginning of period........       $15.522  $13.726   $14.650    $12.733   $12.962   $11.706  $10.813    $10.000
Unit value at end of period..............       $16.781  $15.522   $13.726    $14.650   $12.733   $12.962  $11.706    $10.813
Number of units outstanding at end of period     11,857   14,181    16,855     13,054     5,487     2,979    1,322        278






                                                  YEAR     YEAR      YEAR       YEAR       YEAR      YEAR     YEAR   PERIOD FROM
(NUMBER OF UNITS IN THOUSANDS)                   ENDED    ENDED     ENDED      ENDED      ENDED     ENDED    ENDED   INCEPTION**
                                                DEC.31,  DEC.31,   DEC.31,    DEC.31,    DEC.31,   DEC.31,  DEC.31,  TO DEC. 31,
SUB-ACCOUNTS:                                    1996     1995      1994       1993       1992      1991     1990        1989
--------------------------------------------------------------------------------------------------------------------------------
INCOME SECURITIES
Unit value at beginning of period........       $19.785  $16.392   $17.734    $15.163    $13.580    $9.842  $10.783   $10.000
Unit value at end of period..............       $21.708  $19.785   $16.392    $17.734    $15.163   $13.580   $9.842   $10.783
Number of units outstanding at end of period     57,504   59,309    56,569     38,967     11,397     4,472    3,011     1,508

TEMPLETON PACIFIC GROWTH
Unit value at beginning of period........       $13.630  $12.802   $14.233     $9.761    $10.000**  NA       NA        NA
Unit value at end of period..............       $14.932  $13.630   $12.802    $14.233     $9.761    NA       NA        NA
Number of units outstanding at end of period     22,061   22,483    27,231     14,240        534    NA       NA        NA

RISING DIVIDENDS
Unit value at beginning of period........       $12.498   $9.769   $10.327    $10.848    $10.000**  NA       NA        NA
Unit value at end of period..............       $15.303  $12.498    $9.769    $10.327    $10.848    NA       NA        NA
Number of units outstanding at end of period     35,569   33,789    28,778     26,256      8,388    NA       NA        NA

TEMPLETON INTERNATIONAL EQUITY
Unit value at beginning of period........       $13.263  $12.161   $12.226     $9.642    $10.000**  NA       NA        NA
Unit value at end of period..............       $16.081  $13.263   $12.161    $12.226     $9.642    NA       NA        NA
Number of units outstanding at end of period     64,375   59,883    60,464     24,026      1,329    NA       NA
NA

TEMPLETON DEVELOPING MARKETS EQUITY
Unit value at beginning of period........        $9.582   $9.454   $10.000**   NA         NA        NA       NA        NA
Unit value at end of period..............       $11.487   $9.582    $9.454     NA         NA        NA       NA        NA
Number of units outstanding at end of period     22,423   15,618     9,774     NA         NA        NA       NA        NA

TEMPLETON GLOBAL GROWTH
Unit value at beginning of period........       $11.339  $10.201   $10.000**   NA         NA        NA        NA       NA
Unit value at end of period..............       $13.560  $11.339   $10.201     NA         NA        NA        NA       NA
Number of units outstanding at end of period     40,327   28,309    14,637     NA         NA        NA        NA       NA

TEMPLETON GLOBAL ASSET ALLOCATION
Unit value at beginning of period........       $10.591  $10.000**  NA         NA         NA        NA        NA       NA
Unit value at end of period..............       $12.514  $10.591    NA         NA         NA        NA        NA       NA
Number of units outstanding at end of period      4,104    1,338    NA         NA         NA        NA        NA       NA

SMALL CAP
Unit value at beginning of period........       $10.146  $10.000**  NA         NA         NA        NA        NA       NA
Unit value at end of period..............       $12.913  $10.146    NA         NA         NA        NA        NA       NA
Number of units outstanding at end of period     12,784    1,302    NA         NA         NA        NA        NA       NA

TEMPLETON INTERNATIONAL SMALLER COMPANIES
Unit value at beginning of period........       $10.000** NA        NA         NA         NA        NA        NA       NA
Unit value at end of period..............       $11.145   NA        NA         NA         NA        NA        NA       NA
Number of units outstanding at end of period     1,388    NA        NA         NA         NA        NA        NA       NA

CAPITAL GROWTH
Unit value at beginning of period........       $10.000** NA        NA         NA         NA        NA        NA       NA
Unit value at end of period..............       $11.254   NA        NA         NA         NA        NA        NA       NA
Number of units outstanding at end of period      3,722   NA        NA         NA         NA        NA        NA       NA

MUTUAL DISCOVERY SECURITIES
Unit value at beginning of period........       $10.000** NA        NA         NA         NA        NA        NA       NA
Unit value at end of period..............       $10.180   NA        NA         NA         NA        NA        NA       NA
Number of units outstanding at end of period      1,471   NA        NA         NA         NA        NA        NA       NA

MUTUAL SHARES SECURITIES
Unit value at beginning of period........       $10.000** NA        NA         NA         NA        NA        NA       NA
Unit value at end of period..............       $10.330   NA        NA         NA         NA        NA        NA       NA
Number of units outstanding at end of period      2,613   NA        NA         NA         NA        NA        NA       NA

*Prior to May 1, 1997, the Natural Resources Securities Sub-Account was known as the Precious Metals Sub-Account.
**Unit Value at inception was $10.00.


The Accumulation Unit Value at the inception was $10.00 for each Sub-Account. Inception was 1/24/89 for the Growth and Income, Templeton Global Income Securities, High Income, Income Securities, Natural Resources Securities, Real Estate Securities, Utility Equity and Money Market Sub-Accounts; 3/14/89 for the U.S. Government Securities and the three Zero Coupon Sub-Accounts; 1/27/92 for the Rising Dividends, Templeton International Equity and Templeton Pacific Growth Sub-Accounts; 3/15/94 for the Templeton Global Growth and Templeton Developing Markets Equity Sub-Accounts; 5/1/95 for the Templeton Global Asset Allocation Sub-Account; 11/1/95 for the Small Cap Sub-Account; 5/1/96 for the Templeton International Smaller Companies and Capital Growth Sub-Accounts; and 11/8/96 for the Mutual Shares Securities and Mutual Discovery Securities Sub-Accounts.



THE COMPANY
--------------------------------------------------------------------------------

Allianz Life Insurance Company of North America (the "Company") is a stock life insurance company organized under the laws of the state of Minnesota in 1896. The Company is a wholly-owned subsidiary of Allianz Versicherungs-AG Holding ("Allianz"). Allianz is headquartered in Munich, Germany, and has sales outlets throughout the world. The Company offers fixed and variable life insurance and annuities, and group life, accident and health insurance.


NALAC Financial Plans, LLC is a wholly-owned subsidiary of the Company. It provides marketing services for the Company and is the principal underwriter of the Contracts. NALAC Financial Plans, LLC is reimbursed for expenses incurred in the distribution of the Contracts.


Administration for the Contracts is provided at the Company's  Valuemark Service
Center: 300 Berwyn Park, P.O. Box 3031, Berwyn, Pennsylvania 19312-0031, (800) 624-0197.


THE VARIABLE ACCOUNT
--------------------------------------------------------------------------------

The Variable Account was established pursuant to a resolution of the Board of Directors on May 31, 1985. The Variable Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act").

The assets of the Variable Account are the property of the Company. However, the assets of the Variable Account equal to the reserves, and other contract liabilities with respect to the Variable Account, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains and losses, whether or not realized, are, in accordance with the Contracts, credited to or charged against the Variable Account without regard to other income, gains or losses of the Company. The Company's obligations arising under the Contracts are general corporate obligations.

The Variable Account meets the definition of a "separate account" under the federal securities laws.

The Variable Account is divided into Sub-Accounts with the assets of each Sub-Account invested in one of the Funds of Franklin Valuemark Funds. Currently, there are twenty-three Funds available under Franklin Valuemark Funds.


FRANKLIN VALUEMARK FUNDS
--------------------------------------------------------------------------------


Each of the twenty-three Sub-Accounts of the Variable Account is invested solely in the shares of one of the Funds of Franklin Valuemark Funds ("Trust"). The Trust is an open-end management investment company registered under the 1940 Act. The investment objectives of each Fund and a discussion of potential risks are found in the accompanying prospectus for the Trust, which is included with this Prospectus.


PURCHASERS SHOULD READ THIS PROSPECTUS AND THE ACCOMPANYING PROSPECTUS FOR THE TRUST CAREFULLY BEFORE INVESTING.


Franklin Advisers, Inc. serves as each Fund's (except the Rising Dividends Fund, the Templeton Global Growth Fund, the Templeton Developing Markets Equity Fund, the Templeton Global Asset Allocation Fund, the Templeton International Smaller Companies Fund, the Mutual Shares Securities Fund and the Mutual Discovery Securities Fund) investment manager. The investment manager for the Templeton Global Growth Fund and the Templeton Global Asset Allocation Fund is Templeton Global Advisors Limited. The investment manager for the Templeton Developing Markets Equity Fund is Templeton Asset Management Ltd. The investment manager for the Templeton International Smaller Companies Fund is Templeton Investment Counsel, Inc. The investment manager for the Mutual Shares Securities Fund and the Mutual Discovery Securities Fund is Franklin Mutual Advisers, Inc. Franklin Advisory Services, Inc. is the investment manager for the Rising Dividends Fund. All investment managers and subadvisers are referred to collectively as "Managers."


The Managers are direct or indirect wholly-owned subsidiaries of Franklin Resources, Inc., a publicly-owned holding company. The Managers, subject to the overall policies, control, direction, and review of the Board of Trustees of the Trust, are responsible for recommending and providing advice with respect to each Fund's investments, and for determining which securities will be purchased, retained or sold as well as for execution of portfolio transactions. Certain Managers have retained one or more subadvisers.

Franklin Templeton Services, Inc. ("Fund Administrator"), provides certain administrative facilities and services for the Funds.

Franklin Templeton Investor Services, Inc., also a wholly-owned subsidiary of Franklin Resources, Inc., maintains the records of the Trust's shareholder accounts, processes purchases and redemptions of shares, and serves as each Fund's dividend paying agent.

The following Funds are available:

FUND SEEKING STABILITY
OF PRINCIPAL AND INCOME
 Money Market Fund


FUNDS SEEKING CURRENT INCOME
 High Income Fund
 Templeton Global Income Securities Fund
 U.S. Government Securities Fund
 Zero Coupon Funds - 2000, 2005, 2010


FUNDS SEEKING  GROWTH AND INCOME
 Growth and Income Fund
 Income Securities  Fund
 Mutual Shares Securities Fund
 Real Estate Securities Fund
 Rising Dividends Fund
 Templeton Global Asset Allocation Fund
 Utility Equity Fund


FUNDS SEEKING CAPITAL GROWTH
 Capital Growth Fund
 Mutual Discovery Securities Fund
 Natural Resources Securities Fund
 (formerly, Precious Metals Fund)
 Small Cap Fund
 Templeton Developing Markets Equity Fund
 Templeton Global Growth Fund
 Templeton International Equity Fund
 Templeton International Smaller Companies Fund
 Templeton Pacific Growth Fund


GENERAL

There is no assurance that the investment objectives of any of the Funds will be met. Contract Owners bear the complete investment risk for Contract Values allocated to a Sub-Account.

Additional Funds and/or additional Eligible Investments may, from time to time, be made available as investments to underlie the Contract. However, the right to make such selections will be limited by the terms and conditions imposed on such transactions by the Company. (See "Purchase Payments and Contract Value - Allocation of Purchase Payments.")

SUBSTITUTION OF SECURITIES

If the shares of any Fund of the Trust should no longer be available for investment by the Variable Account or if, in the judgment of the Company, the substitution of shares of any Fund for another would be in the best interests of Contract Owners in view of the purpose of the Contract, the Company may substitute shares of another Eligible Investment (or Fund within the Trust). No substitution of securities in any Sub-Account may take place without prior approval of the Securities and Exchange Commission and under such requirements as it may impose.


VOTING PRIVILEGES


In accordance with its view of present applicable law, the Company will vote the shares of the Trust held in the Variable Account at special meetings of the shareholders of the Trust in accordance with instructions received from persons having the voting interest in the Variable Account. The Company will vote shares for which it has not received instructions, as well as shares attributable to it, in the same proportion as it votes shares for which it has received instructions. The Trust does not hold regular meetings of shareholders.

The number of shares which a person has a right to vote will be determined as of a date to be chosen by the Company not more than sixty (60) days prior to the meeting of the Trust. Voting instructions will be solicited by written communication at least fourteen (14) days prior to the meeting.

Trust shares are issued and redeemed only in connection with variable annuity contracts and variable life insurance policies issued through separate accounts of the Company and its affiliates. The Trust does not foresee any disadvantage to Contract Owners arising out of the fact that the Trust may be made available to separate accounts which are used in connection with both variable annuity and variable life insurance products. Nevertheless, the Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, one of the separate accounts might withdraw its investment in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.


CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------


Various charges and deductions are made from Contract Values and the Variable Account. These charges and deductions are:


DEDUCTION FOR CONTINGENT DEFERRED
SALES CHARGE (SALES LOAD)

If all or a portion of the Surrender Value (see "Definitions") is surrendered, a Contingent Deferred Sales Charge (sales load) will be calculated at the time of each surrender and will be deducted from the Contract Value. This charge reimburses the Company for expenses incurred in connection with the promotion, sale and distribution of the Contracts. The Contingent Deferred Sales Charge applies only to those purchase payments received within five (5) years of the date of surrender. In calculating the Contingent Deferred Sales Charge, purchase payments are allocated to the amount surrendered on a first-in, first-out basis. The amount of the Contingent Deferred Sales Charge is calculated by: (a) allocating purchase payments to the amount surrendered; (b) multiplying each such allocated purchase payment that has been held under the Contract for the period by the charge shown below:

                  YEARS SINCE
                    PAYMENT   CHARGE
                    -------    -----
                      0-1       5%
                      1-2       5%
                      2-3       4%
                      3-4       3%
                      4-5       1.5%
                      5+        0

and (c) adding the products of each multiplication in (b) above. The charge will not exceed 5% of the purchase payments.


Once each Contract Year, Contract Owners may surrender up to fifteen percent (15%) of purchase payments paid less any prior surrenders without incurring a Contingent Deferred Sales Charge ("free surrender amount"). If no surrender is made during a Contract Year, the 15% is cumulative into future years. If less than 15% is surrendered in a Contract Year, the remaining percentage is not available in future years. No Contingent Deferred Sales Charge will be deducted from purchase payments which have been held under the Contract for more than five (5) Contract Years or as annuity payments. See also "Surrenders - Systematic Withdrawal." The Company may also eliminate or reduce the Contingent Deferred Sales Charge under the Company procedures then in effect. (See "Charges and Deductions - Reduction or Elimination of Contingent Deferred Sales Charge.")


For a partial surrender, the Contingent Deferred Sales Charge will be deducted from the remaining Contract Value, if sufficient; otherwise it will be deducted from the amount surrendered. The amount deducted from the Contract Value will be determined by canceling Accumulation Units from each applicable Sub-Account and/or subtracting values from the Fixed Account in the ratio that the value of each Sub-Account and/or the Fixed Account bears to the total Contract Value. The Contract Owner must specify in writing in advance which units are to be canceled or values are to be reduced if other than the above method of cancellation is desired.


REDUCTION OR ELIMINATION OF
CONTINGENT DEFERRED SALES CHARGE

The amount of the Contingent Deferred Sales Charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to a reduction of the Contingent Deferred Sales Charge will be determined by the Company after examination of the following factors: (1) the size of the group; (2) the total amount of purchase payments expected to be received from the group; (3) the nature of the group for which the Contracts are purchased, and the persistency expected in that group; (4) the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and (5) any other circumstances which the Company believes to be relevant to determining whether reduced sales or administrative expenses may be expected. None of the reductions in charges for sales is contractually guaranteed.

The Contingent Deferred Sales Charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. The Contingent Deferred Sales Charge may also be eliminated when the Contract is sold by an agent of the Company to any members of his or her family and the commission is reduced. In no event will reductions or elimination of the Contingent Deferred Sales Charge be permitted where reductions or elimination will unfairly discriminate against any person.

DEDUCTION FOR MORTALITY AND EXPENSE RISK CHARGE


The Company deducts on each Valuation Date a Mortality and Expense Risk Charge which is equal, on an annual basis, to 1.25% of the average daily net assets of the Variable Account. The mortality risk borne by the Company arises from its contractual obligation to make annuity payments after the Income Date for the life of the Annuitant in accordance with annuity rates guaranteed in the Contracts. In addition, the Company assumes a mortality risk for the guaranteed death benefit provided under the Contract. The expense risk assumed by the Company is that all actual expenses involved in administering the Contracts, including Contract maintenance costs, administrative costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, and the costs of other services may exceed the amount recovered from the Contract Maintenance Charge and the Administrative Expense Charge.



The Mortality and Expense Risk Charge is guaranteed by the Company and cannot be increased.

DEDUCTION FOR ADMINISTRATIVE EXPENSE CHARGE

The Company deducts on each Valuation Date an Administrative Expense Charge which is equal, on an annual basis, to 0.15% of the average daily net assets of the Variable Account. This charge, together with the Contract Maintenance Charge (see below), is to reimburse the Company for the expenses it incurs in the establishment and maintenance of the Contracts and the Variable Account. These expenses include, but are not limited to: preparation of the Contracts, confirmations, annual reports and statements, maintenance of Contract Owner records, maintenance of Variable Account records, administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, the costs of other services necessary for Contract Owner servicing, and all accounting, valuation, regulatory and reporting requirements.


DEDUCTION FOR CONTRACT MAINTENANCE CHARGE


The Company deducts an annual Contract Maintenance Charge of $30 from the Contract Value on each Contract Anniversary. Prior to the Income Date the charge is waived for Contracts having Contract Values or purchase payments less surrenders of $100,000 or more. This charge is to reimburse the Company for its administrative expenses (see above). Prior to the Income Date, this charge is deducted by canceling Accumulation Units from each applicable Sub-Account and/or by subtracting values from the Fixed Account in the ratio that the value of each Sub-Account or the Fixed Account bears to the total Contract Value. When the Contract is surrendered for its full Surrender Value on other than a Contract Anniversary, the entire Contract Maintenance Charge will be deducted at the time of surrender. On and after the Income Date, the Contract Maintenance Charge will be collected pro rata on a monthly basis ($2.50 per month) and will result in a reduction of the monthly annuity payments.


DEDUCTION FOR PREMIUM TAXES

Premium taxes or other taxes payable to a state, municipality or other governmental entity will be charged against the Contract Values. Premium taxes currently imposed by certain states on the Contracts range from 0% to 3.5% of premiums paid. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin. The Company will, in its sole discretion, determine when taxes have resulted from: the investment experience of the Variable Account; receipt by the Company of the purchase payment(s); or commencement of annuity payments. The Company may, at its sole discretion, pay taxes when due and deduct that amount from the Contract Value at a later date. Payment at an earlier date does not waive any right the Company may have to deduct amounts at a later date.

DEDUCTION FOR INCOME TAXES

While the Company is not currently maintaining a provision for federal income taxes, the Company has reserved the right to establish a provision for income taxes if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Variable Account. The Company will deduct for any income taxes incurred by it as a result of the operation of the Variable Account whether or not there was a provision for taxes and whether or not it was sufficient. Currently, no federal income taxes are assessed against the Variable Account. However, if the tax laws should change, the Company reserves the right to deduct the amount of such taxes from the Variable Account. The Company will deduct any withholding taxes required by applicable law.

DEDUCTION FOR TRUST EXPENSES


There are other deductions from the assets of Franklin Valuemark Funds for operating expenses (including management fees), which are described in the accompanying Trust Prospectus.


DEDUCTION FOR TRANSFER FEE


Prior to the Income Date, a Contract Owner may transfer all or a part of the Contract Owner's interest without the imposition of any fee or charge if there have been no more than three transfers made in the Contract Year. The Contract provides that if more than three transfers have been made in the Contract Year, the Company reserves the right to deduct a transfer fee. The maximum transfer fee that the Company may deduct, per transfer, is the lesser of $25 or 2% of the amount transferred. Currently twelve transfers may be made in a Contract Year without a charge. Thereafter, the charge is $25 (or 2% of the amount transferred, if less).Currently, prescheduled automatic dollar cost averaging and flexible rebalancing transfers are not counted. The Company reserves the right to charge a fee for all transfers after the Income Date, which fee, per transfer, will not exceed the lesser of $25 or 2% of the amount transferred. The transfer fee at any given time will not be set at a level greater than its cost and will contain no element of profit.



THE CONTRACTS
--------------------------------------------------------------------------------

OWNERSHIP

The Contract Owner and if provided for in the Contract, any Joint Owner as named on the Contract Schedule, have all rights and may receive all benefits under the Contract. The Contract Owner if provided for in the Contract, may name a Contingent Owner or change the Contract Owner at any time. Any Joint Owner must be the spouse of the other Joint Owner (except in Pennsylvania) and any Contingent Owner must be the spouse of the Contract Owner. Upon the death of the Contract Owner, the Contingent Owner or the surviving Joint Owner, as applicable, may elect to keep the Contract in force and become the new Contract Owner, if they are the spouse of the Contract Owner. In those states where a non-spousal Joint Owner is permitted, the death benefit must be paid in accordance with the Code and the Joint Owner cannot continue the Contract in force. A change of Contract Owner or Contingent Owner will automatically revoke any prior designation of Contract Owner or Contingent Owner. A request for change must be: (1) made in writing; and (2) received by the Company at its Valuemark Service Center. After the transfer is recorded, the change will become effective as of the date the written request is signed. A new designation of Contract Owner, Joint Owner or Contingent Owner (as applicable) will not apply to any payment made or action taken by the Company prior to the time it was received.

For Non-Qualified Contracts, in accordance with Code Section 72(u), a deferred annuity contract held by a corporation or other entity that is not a natural person is not treated as an annuity contract for tax purposes. Income on the contract is treated as ordinary income received by the owner during the taxable year. However, for purposes of Code Section 72(u), an annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person and treated as an annuity contract for tax purposes. Tax advice should be sought prior to purchasing a Contract which is to be owned by a trust or other non-natural person.

ASSIGNMENT

The Contract Owner may assign the Contract at any time during his or her lifetime. The Company will not be bound by any assignment until written notice is received by the Company at its Valuemark Service Center. The Company is not responsible for the validity of any assignment. The Contract Owner's rights and those of any revocably-named person will be subject to the assignment. An assignment will not affect any payments the Company may make or actions the Company may take before such assignment has been recorded at its Valuemark Service Center.

If the Contract is issued pursuant to a Qualified Plan, it may not be assigned, pledged or otherwise transferred except as may be allowed under applicable law.

BENEFICIARY

One or more Beneficiaries and/or Contingent Beneficiaries are named in the application and, unless changed, are entitled to receive any death benefits to be paid. Upon the death of the Contract Owner, the Contingent Owner or surviving Joint Owner (as applicable), will be the designated Beneficiary and any other Beneficiary named will be treated as a Contingent Beneficiary, unless otherwise indicated.

CHANGE OF BENEFICIARY

The Contract Owner may change a Beneficiary or Contingent Beneficiary by filing a written request with the Company at its Valuemark Service Center unless an irrevocable Beneficiary designation was previously filed. After the change is recorded, it will take effect as of the date the request was signed. If the request reaches the Valuemark Service Center after the Annuitant or Contract Owner, as applicable, dies but before any payment is made, the change will be valid. The Company will not be liable for any payment made or action taken before it records the change.

ANNUITANT

The Annuitant must be a natural person. The maximum age of the Annuitant on the Effective Date is 80 years old. The Annuitant may be changed at any time prior to the Income Date unless the Contract is owned by a non-natural person. (See "Death of the Annuitant Prior to the Income Date".) Joint Annuitants are allowed at the time of annuitization only. The Annuitant has no rights or privileges prior to the Income Date. When an Annuity Option is elected, the amount payable as of the Income Date is based on the age (and sex, where permissible) of the Annuitant, as well as the Option selected and the Contract Value. The Annuitant becomes the Contract Owner on or after the Income Date.

DEATH OF THE CONTRACT OWNER
BEFORE THE INCOME DATE

In those Contracts where a Contingent Owner has been named, in the event of the death of the Contract Owner prior to the Income Date, the Contingent Owner, if any, becomes the designated Beneficiary and any other Beneficiary named will be treated as a Contingent Beneficiary, unless otherwise indicated. In those Contracts where Joint Owners have been named, upon the death of either Joint Owner prior to the Income Date, the surviving Joint Owner, if any, becomes the designated Beneficiary and any other Beneficiary named will be treated as a Contingent Beneficiary, unless otherwise indicated. Only the Contract Owner's spouse may be the Contingent Owner or a Joint Owner (except in Pennsylvania). If there is no surviving Contingent Owner or Joint Owner, a death benefit is payable to the Beneficiary designated by the Contract Owner. The value of the death benefit will be determined as of the Valuation Period next following the date both due proof of death and a payment election are received by the Company. The guaranteed death benefit is:

1. On the date of issue, the guaranteed death benefit is equal to the purchase payment.

2. On each Contract Anniversary, but not beyond the Contract Anniversary following the Contract Owner's 80th birthday, the guaranteed death benefit will be determined as follows:

    a. the guaranteed death benefit as of the previous Contract Anniversary;

    b. plus any purchase payments made during the previous Contract Year;

    c. minus any amounts surrendered during the previous Contract Year;

    d. the sum of a, b and c multiplied by 1.05.

3. On dates other than a Contract Anniversary and on Contract Anniversaries following the Contract Owner's 81st birthday, the guaranteed death benefit equals the guaranteed death benefit on the previous Contract Anniversary, plus purchase payments made since the previous Contract Anniversary, less amounts surrendered since the previous Contract Anniversary.

For purposes of the guaranteed death benefit calculation, reference to the Contract Owner's age shall be the age of the oldest Joint Owner when applicable. The guaranteed death benefit will always be calculated as in point (3) above after the date of death of the Contract Owner.

The Beneficiary may, at any time before the end of a sixty (60) day period following receipt of proof of death, elect the death benefit to be paid under one of the following options:

A. Lump sum payment of the death benefit (The value of the death benefit is equal to the greater of the guaranteed death benefit or the Surrender Value as of the Valuation Period next following the date due proof of death and a payment election are received by the Company.);

B. The payment of the entire death benefit within 5 years of the date of the Contract Owner's death (The value of the death benefit under Option B is determined by comparing the guaranteed death benefit to the Contract Value as of the Valuation Period next following the date both due proof of death and a payment election are received by the Company. If the Contract Value is the greater, it will be the death benefit. Any distribution of such death benefit will be reduced by the sum of any applicable premium taxes, Contract Maintenance Charges and Contingent Deferred Sales Charges. If the guaranteed death benefit is the greater, it will be the death benefit. After the death benefit is calculated, it will be subject to market risk. No additional purchase payments will be accepted after the death of the Contract Owner.);

C. Payment over the lifetime of the designated Beneficiary or over a period not extending beyond the life expectancy of the designated Beneficiary with distribution beginning within one year of the death of the Contract Owner (See "Annuity Provisions - Annuity Options"). (The value of the death benefit under Option C is determined by comparing the guaranteed death benefit to the Contract Value as of the Valuation Period next following the date both due proof of death and a payment election are received by the Company. If the Contract Value is greater, it will be treated as the death benefit. If the guaranteed death benefit is the greater, it will be the death benefit.); or

D. If the Beneficiary is the Contract Owner's spouse, he/she can continue the Contract in his/her own name. (The value of the death benefit under Option D is determined by comparing the guaranteed death benefit to the Contract Value as of the Valuation Period next following the date both due proof of death and a payment election are received by the Company. If the Contract Value is greater, it will remain the Contract Value. If the guaranteed death benefit is greater, it will become the new Contract Value. Any distribution by the new Contract Owner will be reduced by the sum of any applicable premium taxes, Contract Maintenance Charges and Contingent Deferred Sales Charges.)

If no payment option is elected, a single sum settlement will be made at the end of the sixty (60) day period following receipt of proof of death.

DEATH OF THE ANNUITANT PRIOR TO THE INCOME DATE

If the Annuitant dies on or before the Income Date and the Annuitant is different from the Contract Owner, the Contract Owner may designate a new Annuitant. If one is not designated, the Contract Owner will be the Annuitant, provided the Contract Owner is a natural person. If the Contract Owner is a non-natural person, then for the purposes of the death benefit, the Annuitant shall be treated as the Contract Owner and the death of the Annuitant shall be treated as a death of the Contract Owner.

DEATH OF THE ANNUITANT AFTER THE INCOME DATE

If the Annuitant dies after the Income Date, the death benefit, if any, will be payable to the Beneficiary as specified in the Annuity Option elected. The Company will require proof of the Annuitant's death. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.


ANNUITY PROVISIONS
--------------------------------------------------------------------------------

INCOME DATE

The Contract Owner selects an Income Date at the time of application (or at the time of issue for certain Contracts). The Income Date must always be the first day of a calendar month. The Income Date may not be later than the month following the Annuitant's 85th birthday or 10 years from the Effective Date, if later. If no Income Date is selected on the application, the date will be the later of the Annuitant's 65th birthday (or 85th birthday for certain Contracts) or 10 years from the Effective Date.

CHANGE IN INCOME DATE AND ANNUITY OPTION

The Contract Owner may, upon at least thirty (30) days prior written notice to the Company, at any time prior to the Income Date, change the Income Date. The Income Date must always be the first day of a calendar month. The Income Date may not be later than the month following the Annuitant's 85th birthday (or 10 years from the Effective Date, if later).

The Contract Owner may, upon at least thirty (30) days prior written notice to the Company, at any time prior to the Income Date, select and/or change the Annuity Option.

ANNUITY OPTIONS

Instead of having the proceeds paid in one sum, the Contract Owner may select one of the Annuity Options. The Annuity Options are available on a fixed or variable basis or a combination of fixed and variable (not available in all states), except the LIFE ANNUITY WITH CASH REFUND Option which is only available on a fixed basis.

The amount of the initial annuity payment is dependent on (i) the Contract Value at the time of annuitization, (ii) the Annuity Option selected, (iii) the Age of the Annuitant and any joint Annuitant, and (iv) the sex of the Annuitant and any joint Annuitant where allowed (see "Tax Status - Qualified Plans"). Under a fixed option, the dollar value of subsequent annuity payments will not vary. Under a variable option, subsequent annuity payments will vary based on the investment performance of the Sub-Accounts selected. Current purchase rates available may be more favorable than those guaranteed in the Contract.

The following Annuity Options are available:

LIFE ANNUITY. Monthly annuity payments are paid during the life of the Annuitant, ceasing with the last annuity payment due prior to the Annuitant's death.

LIFE ANNUITY WITH GUARANTEE FOR A MINIMUM PERIOD. The Company will make monthly payments during the life of the Annuitant, but at least for the minimum period shown in the annuity tables contained in the Contract. The amount of each monthly payment per $1,000 of proceeds is based on the age (and sex, where permissible) of the Annuitant when the first payment is made and on the guaranteed period chosen. If the Annuitant dies within the guaranteed period, the discounted value of the unpaid guaranteed payments will be paid by the Company as a final payment.

JOINT AND LAST SURVIVOR ANNUITY. Monthly annuity payments are paid during the joint lifetime of the Annuitant and a designated second person and are paid thereafter during the remaining lifetime of the survivor, ceasing with the last annuity payment due prior to the survivor's death.

LIFE ANNUITY WITH CASH REFUND. The Company will pay equal monthly payments during the life of the Annuitant. Upon the death of the Annuitant, after payments have started, the Company will pay in one sum any excess of the amount of the proceeds applied under this Option over the total of all payments made under this Option. The amount of each monthly payment per $1,000 of proceeds is based on the age (and sex, where permissible) of the Annuitant when the first payment is made.

ANNUITY UNITS

The dollar amount of the first monthly variable annuity payment is determined by applying the available value (after deduction of any premium taxes not previously deducted) to the table using the age (and sex, where permissible) of the Annuitant and any joint Annuitant. The number of Annuity Units is then determined by dividing this dollar amount by the then current Annuity Unit value. Thereafter, the number of Annuity Units remains unchanged during the period of annuity payments. This determination is made separately for each Sub-Account of the Variable Account. The number of Annuity Units is determined for each Sub-Account and is based upon the available value in each Sub-Account as of the date annuity payments are to begin. The dollar amount determined for each Sub-Account will then be aggregated for purposes of making payments. The prorata portion of the Contract Maintenance Charge is deducted.

The dollar amount of the second and later variable annuity payments is equal to the number of Annuity Units determined for each Sub-Account times the Annuity Unit value for that Sub-Account as of the due date of the payment. This amount may increase or decrease from month to month. The prorata portion of the Contract Maintenance Charge is deducted each month.

The annuity tables contained in the Contract are based on a five percent (5%) assumed investment rate. If the actual net investment rate exceeds five percent (5%), payments will increase. Conversely, if the actual rate is less than five percent (5%), annuity payments will decrease. If a higher assumed investment rate were used, the initial payment would be higher, but the actual net investment rate would have to be higher in order for annuity payments to increase.

The Annuitant receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Sub-Account selected and the amount of each annuity payment will vary accordingly.


PURCHASE PAYMENTS AND CONTRACT VALUE
--------------------------------------------------------------------------------

PURCHASE PAYMENTS


The Contracts may be purchased under a flexible purchase payment plan. Purchase payments are payable in the frequency and in the amount selected by the Contract Owner. The initial purchase payment is due on the Effective Date. The initial purchase payment must be at least $2,000. Subsequent purchase payments must be at least $250 (or $100 if the Automatic Investment Plan has been selected). These minimum amounts are not waived for Qualified Plans. The Company reserves the right to decline any application (except in New Jersey) or purchase payment. Amounts in excess of $1 million require preapproval by the Company. The Company may, at its sole discretion, waive the minimum payment requirements. The Contract Owner may elect to increase, decrease or change the frequency of purchase payments.

AUTOMATIC INVESTMENT PLAN


The Automatic Investment Plan (AIP) is a program by which a Contract Owner may make monthly or quarterly investments by electronic funds transfer from their checking or savings account if their bank is a member of an Automatic Clearing House. Election of this program may occur at the time a Contract is issued, or at any time thereafter by completing and signing the appropriate form and returning it to the Company. The form must be received in good order by the first of the month in order for AIP to begin that same month. Investments take place on the 20th of the month, or the next business day. AIP may not be used for the initial purchase payment. The minimum investment that may be made by AIP is $100.

AIP is subject to any regulations that may govern the bank account, the Automatic Clearing House, or the Contract. The Company may correct any error by a debit or credit to the Contract Owner's bank account and/or Contract.

Participation in AIP may be stopped at any time at the request of the Contract Owner. When the Company is advised to stop AIP, no automatic investments will be processed until signed authorization is received to initiate the plan again. The Company will need to be notified by the first of the month in order to stop or change AIP within that month. If a transaction is rejected or returned to the Company for any reason, including stop payment, insufficient funds, or account closed, the respective number of units will be removed from the Contract Owner's account, and AIP will be discontinued.

If AIP is used for a Qualified Contract, the Contract Owner should contact his or her tax adviser for maximum contributions.


ALLOCATION OF PURCHASE PAYMENTS


Purchase payments are allocated to one or more of the Sub-Accounts within the Variable Account or to the Fixed Account as selected by the Contract Owner. IN WASHINGTON, THE FIXED ACCOUNT IS NOT AVAILABLE UNTIL APPROVED BY THE WASHINGTON INSURANCE DEPARTMENT. For each Sub-Account, the purchase payments are converted into Accumulation Units. The number of Accumulation Units credited to the Contract is determined by dividing the purchase payment allocated to the Sub-Account by the value of the Accumulation Unit for the Sub-Account. Purchase payments allocated to the Fixed Account are credited in dollars.


The Company has reserved the right to allocate initial purchase payments to the Money Market Sub-Account (except those allocated to the Fixed Account) until the expiration of the Free-Look Period. In the event that the Company does so allocate initial purchase payments to the Money Market Sub-Account, at the end of the Free-Look Period the Contract Value will be allocated to the Sub-Account(s) selected by the Contract Owner. Currently, however, the Company will allocate the initial purchase payment directly to the Sub-Account(s) and/or the Fixed Account as selected by the Contract Owner.

Transfers do not change the allocation instructions for payments. Subsequent payments will be allocated as directed by the Contract Owner in instructions accompanying a payment; if no direction is given, the allocation will be that which has been most recently directed for payments by the Contract Owner. The Contract Owner may change the allocation of future payments without fee, penalty or other charge upon written notice or telephone instructions to the Valuemark Service Center. A change will be effective for payments received on or after receipt of the written notice or telephone instructions.


The Company reserves the right to limit the number of investment options (twenty-three Funds and the Allianz Life Fixed Account) that a Contract Owner may invest in at any one time. Currently, the Contract Owner may initially select up to nine investment options and may only be invested in a maximum of ten investment options at any one time throughout the life of the Contract. The Company reserves the right to change the maximum number of investment options in the future.


For initial purchase payments, if the forms required to issue a Contract are received in good order, the Company will apply the purchase payment to the Variable Account and credit the Contract with Accumulation Units and/or to the Fixed Account and credit the Contract with dollars within two business days of receipt.

In addition to the underwriting requirements of the Company, good order means that the Company has received federal funds (monies credited to a bank's account with its regional Federal Reserve Bank). If the forms required to issue a Contract are not in good order, the Company will attempt to get them in good order or the Company will return the forms and the purchase payment within five business days. The Company will not retain purchase payments for more than five business days while processing incomplete forms unless it has been so authorized by the purchaser.

For subsequent purchase payments, the Company will apply purchase payments to the Variable Account and credit the Contract with Accumulation Units and/or to the Fixed Account and credit the Contract with dollars during the Valuation Period next following the Valuation Period during which the purchase payment was received in good order.

TRANSFER OF CONTRACT VALUES

Prior to the Income Date, the Contract Owner may transfer all or part of the Contract Owner's interest in a Sub-Account to another Sub-Account or to or from the Fixed Account without the imposition of any fee or charge if there have been no more than three transfers made in the Contract Year. If more than three transfers have been made in the Contract Year, the Company reserves the right to deduct a transfer fee. Currently, 12 transfers may be made in a Contract Year without a charge. (See "Charges and Deductions - Deduction for Transfer Fee.")


Neither the Variable Account nor the Trust is designed for professional market timing organizations, other entities or persons using programmed, large or frequent transfers. A pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a Fund and may be refused. Accounts under common ownership or control may be aggregated for purposes of transfer limits. In coordination with the Trust, the Company reserves the right to restrict the transfer privilege or reject any specific purchase payment allocation request for any person whose transactions seem to follow a timing pattern.


After the Income Date, provided a variable annuity option was selected, the Contract Owner may make transfers. The Company reserves the right to charge for all transfers after the Income Date.

All transfers are subject to the following:

a. The deduction of any transfer fee that may be imposed. The transfer fee will be deducted from the amount which is transferred if the entire amount in the Sub-Account or the Fixed Account is being transferred; otherwise from the amount remaining in the Sub-Account or the Fixed Account from which the transfer is made.

b. The minimum amount which may be transferred is the lesser of (i) $1,000 from each Sub-Account or the Fixed Account; or (ii) the Contract Owner's entire interest in the Sub-Account or the Fixed Account.

c. No partial transfer will be made if the Contract Owner's remaining Contract Value in the Sub-Account or the Fixed Account will be less than $1,000.

d. Transfers will be effected during the Valuation Period next following receipt by the Company of a written transfer request (or by telephone, if authorized) containing all required information. However, no transfer may be made effective within seven calendar days prior to the date on which the first annuity payment is due. No transfers may occur until the end of the Free-Look Period. (See "Highlights.")

e. On or after the Income Date, the Contract Owner may not make a transfer from the Fixed Account to the Variable Account. Currently, on or after the Income Date, one transfer to the Fixed Account will be allowed.

f. After Income Date, no transfer may be made if it will result in any selected Sub-Account or the Fixed Account providing less than 10% of the annuity benefits under the Contract.

g. Any transfer direction must clearly specify the amount which is to be transferred and the Accounts which are to be affected.

h. The Company reserves the right at any time and without prior notice to any party to terminate, suspend or modify the transfer privileges described above, subject to applicable state law and regulation.

A Contract Owner may elect to make transfers by telephone. To elect this option the Contract Owner must do so in writing to the Company. If there are Joint Owners, unless the Company is informed to the contrary, instructions will be accepted from either one of the Joint Owners. The Company will use reasonable procedures to confirm that instructions communicated by telephone are genuine. If it does not, the Company may be liable for any losses due to unauthorized or fraudulent instructions. The Company tape records all telephone instructions.

Transfers do not change the allocation instructions for future payments. (See "Purchase Payments and Contract Value - Allocation of Purchase Payments.")

DOLLAR COST AVERAGING


Dollar Cost Averaging is a program which, if elected, enables a Contract Owner to systematically allocate specified dollar amounts from any one Sub-Account ("source Sub-Account") or the Fixed Account to the Contract's other Sub-Accounts (maximum of eight) at regular intervals. By allocating amounts on a regularly scheduled basis as opposed to allocating the total amount at one particular time, a Contract Owner may be less susceptible to the impact of market fluctuations.

If the Dollar Cost Averaging program is selected, the Contract Owner must participate in it for at least six months (or two quarters) and must transfer at least $500 each month (or $1,500 each quarter). All Dollar Cost Averaging transfers will be made effective the tenth of the month (or the next Valuation Date if the tenth of the month is not a Valuation Date). Election into this program may occur at any time by properly completing the Dollar Cost Averaging election form, returning it to the Company by the first of the month, to be effective that month, and insuring that sufficient value is in the source Sub-Account or the Fixed Account.




Dollar Cost Averaging will terminate when any of the following occurs: (1) the number of designated transfers has been completed; (2) the value of the source Sub-Account or the Fixed Account (as applicable) is insufficient to complete the next transfer; (3) the Contract Owner requests termination in writing and such writing is received by the first of the month in order to cancel the transfer scheduled to take effect that month; or (4) the Contract is terminated. The Dollar Cost Averaging program may not be active following the Income Date. There is no current charge for Dollar Cost Averaging but the Company reserves the right to charge for this program. The Company does not intend to profit from any such charge. In the event there are additional transfers, the transfer fee may be charged. Transfers made pursuant to the Dollar Cost Averaging program are not counted in determining the applicability of the transfer fee. The Contract Owner may not participate in the Dollar Cost Averaging Program and Flexible Rebalancing at the same time.




FLEXIBLE REBALANCING

Once the Contract Owner's money has been invested, the performance of the Funds may cause his or her chosen allocation to shift. Flexible Rebalancing is designed to help Contract Owners maintain their specified allocation mix among the different Funds. Contract Owners may select which Funds to rebalance (maximum of ten Funds). The Contract Owner can instruct the Company to readjust his or her Contract Value quarterly, semi-annually or annually. Rebalancing is done on calendar quarters only (e.g., March 20, June 20, September 20 and December 20). Flexible Rebalancing transfers will be made on the 20th of the month unless that day is not a Valuation Date, in which case the transfer will be made on the previous Valuation Date. Requests to participate in the program must be received by the Company by the 8th of the month for Flexible Rebalancing to begin that month. Transfers made pursuant to Flexible Rebalancing are not counted in determining the applicability of the transfer fee. The Contract Owner may not participate in Flexible Rebalancing and the Dollar Cost Averaging Program at the same time.


CONTRACT VALUE

The value of the Contract is the sum of the values attributable to the Contract for each Sub-Account and the Fixed Account. The value of each Sub-Account is determined by multiplying the number of Accumulation Units attributable to the Contract in the Sub-Account by the value of an Accumulation Unit for the Sub-Account.

ACCUMULATION UNIT

For each Sub-Account, purchase payments are converted into Accumulation Units. This is done by dividing each purchase payment by the value of an Accumulation Unit for the Valuation Period during which the purchase payment is allocated to the Sub-Account. The Accumulation Unit value for each Sub-Account was arbitrarily set initially at $10. The Accumulation Unit value for any later Valuation Period is determined by subtracting (b) from (a) and dividing the result by (c) where:

a.  is the net result of

    1) the assets of the Sub-Account attributable to Accumulation Units (i.e., the aggregate value of the underlying Eligible Investments held at the end of such Valuation Period); plus or minus

    2) the cumulative charge or credit for taxes reserved which is determined by the Company to have resulted from the operation of the Sub-Account;

b. is the cumulative unpaid charge for the Mortality and Expense Risk Charge and for the Administrative Expense Charge (See "Charges and Deductions"); and

c. is the number of Accumulation Units outstanding at the end of such Valuation Period.

The Accumulation Unit value may increase or decrease from Valuation Period to Valuation Period.


DISTRIBUTOR
--------------------------------------------------------------------------------


NALAC  Financial  Plans,  LLC  ("NFP"),   1750  Hennepin  Avenue,   Minneapolis,
Minnesota, acts as the distributor of the Contracts. NFP is a wholly-owned subsidiary of the Company. The Contracts are offered on a continuous basis. NFP has subcontracted with Franklin Advisers, Inc. ("Advisers") for it and/or certain of its affiliates to provide certain marketing support services and NFP compensates these entities for their services.


Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers will be paid commissions, up to an amount currently equal to 6.0% of purchase payments, for promotional or distribution expenses associated with the marketing of the Contracts. The Company, by agreement with the broker-dealer, pays commissions as a combination of a certain percentage amount at the time of sale and a trail commission (which when combined could exceed 6.0% of purchase payments). In addition, under certain circumstances, the Company and/or Advisers or certain of its affiliates, under a marketing support agreement with NFP, may pay certain sellers for other services not directly related to the sale of the Contracts such as special marketing support allowances. Commissions may be recovered from broker-dealers if a full or partial surrender occurs within 12 months of a purchase payment.


SURRENDERS
--------------------------------------------------------------------------------

While the Contract is in force and before the Income Date, the Company will, upon request to the Company by the Contract Owner, allow the surrender of all or a portion of the Contract for its Surrender Value. Surrenders will result in the cancellation of Accumulation Units from each applicable Sub-Account and/or a reduction in the Fixed Account value in the ratio that the value of each Sub-Account and/or the Fixed Account value bears to the total Contract Value. The Contract Owner must specify which units are to be canceled or values are to be reduced if other than the above mentioned method of cancellation is desired. The Company will pay the amount of any surrender from the Variable Account within seven (7) days of receipt of a valid request, unless the "Delay of Payments" provision is in effect. (See "Surrenders - Delay of Payments.")


Certain tax surrender penalties and restrictions may apply to surrenders from the Contracts. (See "Tax Status.") For Contracts purchased in connection with
403(b) plans, the Code limits the surrender of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Contract Owner:
(1) attains age 591/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m) (7) of the Code); or (5) in the case of hardship.

However, surrenders for hardship are restricted to the portion of the Contract Owner's Contract Value which represents contributions made by the Contract Owner and does not include any investment results. The limitations on surrenders became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on surrenders do not affect rollovers or transfers between certain Qualified Plans. Contract Owners should consult their own tax counsel or other tax adviser regarding any distributions.


SYSTEMATIC WITHDRAWAL


The Company permits a systematic withdrawal plan which enables a Contract Owner to pre-authorize a periodic exercise of the contractual surrender rights described above. Systematic withdrawal is not available for Non-Qualified Contracts where the Contract Owner is under age 591/2. Certain tax penalties and restrictions may apply to systematic withdrawals from the Contracts. (See "Tax Status - Tax Treatment of Surrenders - Qualified Contracts.") Contract Owners entering into such a plan instruct the Company to withdraw a level dollar amount from the Contract on a monthly or quarterly basis. Currently, systematic withdrawal is available to Contract Owners who have a Contract Value of $25,000 or more. The amount deducted will result in the cancellation of Accumulation Units from each applicable Sub-Account and/or the reduction of values in the Fixed Account in the ratio that the value of each Sub-Account and/or the Fixed Account bears to the total Contract Value. The Contract Owner must specify in writing in advance which units are to be canceled or values are to be reduced if other than the above mentioned method of cancellation is desired. The Company reserves the right to modify the eligibility rules at any time, without notice. The total systematic withdrawal in a Contract Year which can be made without incurring a Contingent Deferred Sales Charge is limited to not more than 9% of the Contract Value. However, the 9% limit may be increased to allow systematic withdrawals to meet the applicable minimum distribution requirements for Qualified Contracts. The exercise of the systematic withdrawal plan in any Contract Year replaces the 15% free surrender amount which is allowable each year. Any other withdrawal in a year when the systematic withdrawal plan has been utilized will be subject to the Contingent Deferred Sales Charge.

MINIMUM DISTRIBUTION PROGRAM

The Company currently makes available a Minimum Distribution Program to Contract Owners who own Contracts that are individual retirement annuities. Under the program, the Company will make payments to the Contract Owner from his or her Contract that are designed to meet the applicable minimum distribution requirements imposed by the Code for individual retirement annuities. If the Contract Value is less than $25,000 at the time the Contract Owner elects to participate in the program, the Company will make payments to the Contract Owner on an annual basis. If the Contract Value is $25,000 or more at the time the Contract Owner elects to participate in the program, the payments can be made either monthly or quarterly. Payments under the Minimum Distribution Program will not be subject to the Contingent Deferred Sales Charge and will be instead of the free surrender amount which is allowable each year.


DELAY OF PAYMENTS

The Company reserves the right to suspend or postpone payments for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2. trading on the New York Stock Exchange is restricted;

3. an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets; or

4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Contract Owners.

The applicable rules and regulations of the Securities and Exchange Commission will govern as to whether the conditions described in 2. and 3. exist.


The Company reserves the right to defer payment for a surrender or transfer from the Fixed Account for the period permitted by law but not for more than six months after written election is received by the Company.



ADMINISTRATION OF THE CONTRACTS
--------------------------------------------------------------------------------

While the Company has primary responsibility for all administration of the Contracts, it has retained the services of Delaware Valley Financial Services, Inc. ("DVFS" or "Valuemark Service Center") pursuant to an Administration Agreement. Such administrative services include issuance of the Contracts and maintenance of Contract Owners' records. The Company pays all fees and charges of DVFS. DVFS serves as the administrator to various insurance companies offering variable and fixed annuity and variable life insurance contracts. The Company's ability to administer the Contracts could be adversely affected should DVFS elect to terminate the Agreement.


PERFORMANCE DATA
--------------------------------------------------------------------------------

MONEY MARKET SUB-ACCOUNT

From time to time, the Company or NFP may advertise the "yield" and "effective yield" of the Money Market Sub-Account. Both yield figures will be based on historical earnings and are not intended to indicate future performance. The "yield" of the Money Market Sub-Account refers to the income generated by Contract Values in the Money Market Sub-Account over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the Contract Values in the Money Market Sub-Account. The "effective yield" is calculated similarly but, when annualized, the income earned by Contract Values in the Money Market Sub-Account is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The computation of the yield calculation includes a deduction for the Mortality and Expense Risk Charge, the Administrative Expense Charge and the Contract Maintenance Charge.

OTHER SUB-ACCOUNTS


From time to time, the Company or NFP may publish the current yields and total returns of the other Sub-Accounts in sales literature, advertisements and communications to Contract Owners. The current yield for each Sub-Account will be calculated by dividing the annualization of the interest income earned by the underlying Fund during a recent 30-day period by the maximum Accumulation Unit value at the end of such period. Total return information will include the Sub-Account's average annual total return over the most recent four calendar quarters, the period from the Sub-Account's inception of operations, and, for Sub-Accounts in existence for five years or more, for five years. The average annual total return is based upon the value of the Accumulation Units acquired through a hypothetical $1,000 investment of the Accumulation Unit value at the beginning of the specified period and the value of the Accumulation Unit at the end of such period, assuming reinvestment of all distributions and the deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge, Contingent Deferred Sales Charge, and Contract Maintenance Charge. Each Sub-Account may also advertise cumulative and total return information over different periods of time without the Contingent Deferred Sales Charge and Contract Maintenance Charge.


The Company or NFP may, in addition, advertise or present yield or total return performance information computed on a different basis, or for the Funds. Contract Owners should note that the investment results of each Sub-Account will fluctuate over time, and any presentation of a Sub-Account's current yield or total return for any prior period should not be considered as a representation of what an investment may earn or what a Contract Owner's yield or total return may be in any future period. Hypothetical performance illustrations for a hypothetical contract may be prepared for sales literature or advertisements. See "Calculation of Performance Data" in the Statement of Additional Information.


The Appendix to this Prospectus contains additional and hypothetical performance information relating to the two new Franklin Valuemark Funds, the Mutual Shares Securities Fund and the Mutual Discovery Securities Fund, which the Contract Owner may find informative. Please review it in the context of the other information about these Funds presented in the Franklin Valuemark Funds prospectus. The Company will not present this information in sales literature or advertisements unless current NASD positions are changed to permit such use.



PERFORMANCE RANKING

The performance of each or all of the Sub-Accounts of the Variable Account may be compared in its advertisements and sales literature to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or series of mutual funds with investment objectives similar to each of the Sub-Accounts of the Variable Account or indices. Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research and Data Service ("VARDS") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

Lipper's rankings include variable life issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparisons, such as CDA/Weisenberger and Morningstar.


TAX STATUS
--------------------------------------------------------------------------------

NOTE: The following description is based upon the Company's understanding of current federal income tax law applicable to annuities in general. The Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Company does not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described in this Prospectus may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

GENERAL

Section 72 of the Code governs taxation of annuities in general. A Contract Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Settlement Option elected. For a lump sum payment received as a total surrender (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amounts equal the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Contract Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Variable Account is not a separate entity from the Company, and its operations form a part of the Company.

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity contract would result in imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the investment portfolios underlying variable contracts such as the Contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all Funds of the Trust underlying the Contracts will be managed by the Managers for the Trust in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Contract Owner control of the investments of the Variable Account will cause the Contract Owner to be treated as the owner of the assets of the Variable Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Contract Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Contract Owner to be considered as the owner of the assets of the Variable Account resulting in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Contract Owner being retroactively determined to be the owner of the assets of the Variable Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year period to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. Contract Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year period.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Contract Owner if the Owner is a non-natural person, e.g., a corporation, or certain other entities. Such
Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge of a Contract may be a taxable event. Contract Owners should therefore consult competent tax advisers should they wish to assign their Contracts.

INCOME TAX WITHHOLDING

All distributions or the portion thereof which is includible in the gross income of the Contract Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Contract Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 or Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:
a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or
c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions). Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.


TAX TREATMENT OF SURRENDERS -
NON-QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount surrendered will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Surrendered earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 591/2; (b) after the death of the Contract Owner;
(c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

The above information does not apply to Qualified Contracts. However, separate tax surrender penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Surrenders - Qualified Contracts.")


QUALIFIED PLANS

The Contracts offered by this Prospectus are designed to be suitable for use under various types of Qualified Plans. Because of the minimum purchase payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Contract Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. Contract Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.


Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available and described in this Prospectus. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain surrender penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Surrenders - Qualified Contracts.")


A. H.R. 10 PLANS


Section 401 of the Code permits self-employed individuals to establish Qualified Plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" plans. Contributions made to the Plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary, depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amounts of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, and surrenders. (See "Tax Treatment of Surrenders - Qualified Contracts.") Purchasers of Contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.


B. TAX-SHELTERED ANNUITIES


Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and surrenders. (See "Tax Treatment of Surrenders - Qualified Contracts" and "Tax-Sheltered Annuities - Surrender Limitations.") Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.


C. INDIVIDUAL RETIREMENT ANNUITIES


Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which may be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Surrenders - Qualified Contracts.") Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.


D. CORPORATE PENSION AND PROFIT-SHARING PLANS


Sections 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary, depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, and surrenders. Participant loans are not allowed under the Contracts purchased in connection with these Plans. (See "Tax Treatment of Surrenders - Qualified Contracts.") Purchasers of Contracts for use with Corporate Pension or Profit- Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

TAX TREATMENT OF SURRENDERS -
QUALIFIED CONTRACTS

In the case of a surrender under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (H.R. 10 and Corporate Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408(b)(Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been properly rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Contract Owner or Annuitant (as applicable) reaches age 591/2; (b) distributions following the death or disability of the Contract Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Contract Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Contract Owner or Annuitant (as applicable) and his designated beneficiary; (d) distributions to a Contract Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Contract Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 t o the Contract Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; and (g) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract Owner or Annuitant (as applicable) and his or her spouse and dependents if the Contract Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks. This exception will no longer apply after the Contract Owner or Annuitant (as applicable) has been re-employed for at least 60 days. The exceptions stated in items (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in item (c) applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

Generally, distributions from a Qualified Plan must commence no later than April 1 of the calendar year following the year in which the employee attains age 701/2 and in some cases the later of age 701/2 or the date of retirement. Required distributions must be over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

TAX-SHELTERED ANNUITIES - SURRENDER LIMITATIONS

The Code limits the surrender of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Contract Owner: (1) attains age 591/2;
(2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, surrenders for hardship are restricted to the portion of the Contract Owner's Contract Value which represents contributions by the Contract Owner and does not include any investment results. The limitations on surrenders became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, and to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on surrenders do not affect rollovers and transfers between certain Qualified Plans. Contract Owners should consult their own tax counsel or other tax adviser regarding any distributions.



FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


Audited consolidated financial statements of the Company and audited financial statements of the Variable Account as of and for the year ended December 31, 1996 are included in the Statement of Additional Information.



LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

There are no legal proceedings to which the Variable Account or the Distributor is a party or to which the assets of the Variable Account are subject. The Company is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Variable Account.


APPENDIX
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION OF SELECTED PUBLIC FUNDS


The Mutual Shares Securities Fund and Mutual Discovery Securities Fund ("New Valuemark funds") are newly created (November 8, 1996) series of Franklin Valuemark Funds and have no meaningful performance record. The New Valuemark funds do, however, have the same investment objective and portfolio managers,1 and substantially the same investment policies, as Class Z shares of two corresponding series of Franklin Mutual Series Fund Inc. (formerly "Mutual Series Fund Inc.") which have been sold directly to the public ("Public Funds"). Thus, the performance of the Public Funds may be considered relevant by investors.


Part 1 of the chart shows the past performance of the Public Funds, in terms of average annual total return over the periods indicated. Average annual total return represents the average annual change in value of an investment over the stated periods, assuming reinvestment of dividends and capital gains at net asset value. These figures reflect the deduction of the historical fees and expenses paid by the Public Funds, which have been sold without sales charges.


Part 2 shows HYPOTHETICAL performance of Accumulation Units of the New Valuemark funds, based on the past average annual total return of the Public Funds and the deduction of all current recurring expenses of the Separate Account, as described above in this Prospectus. These figures do not reflect any Contingent Deferred Sales Charge or Contract Maintenance Charge, and have not been restated to reflect the higher expenses of the New Valuemark funds, which are also described in this Prospectus; all of which would lower the hypothetical performance shown.

Part 3 shows HYPOTHETICAL performance of Accumulation Units of the New Valuemark funds, based on the past average annual total return of the Public Funds and the deduction of all current recurring expenses of the Separate Account, as well as deduction of the applicable Contingent Deferred Sales Charge and Contract Maintenance Charge, as described above in this Prospectus. These figures have not been restated to reflect the higher expenses of the New Valuemark funds, which are also described in this Prospectus and which would lower the hypothetical performance shown.


1In November 1996, Franklin Mutual Advisers, Inc. a wholly-owned subsidiary of Franklin Resources, Inc., parent company of the investment managers of the Franklin Valuemark Funds, acquired the assets of Heine Securities Corporation, the investment manager of Mutual Series Fund Inc. This transaction did not, however, change the individual portfolio managers responsible for the day-to-day operations of Franklin Mutual Series Fund Inc., who are also responsible for the day-to-day operations of the New Valuemark funds. Franklin Mutual Series Fund Inc. is distributed by Franklin Templeton Distributors, Inc.

IMPORTANT NOTE: PAST PERFORMANCE CANNOT PREDICT OR GUARANTEE FUTURE RESULTS OF THE NEW VALUEMARK FUNDS. IN ADDITION, THE INVESTMENT PERFORMANCE OF THE NEW VALUEMARK FUNDS WILL DIFFER FROM THE PERFORMANCE OF THE PUBLIC FUNDS BECAUSE OF PRODUCT AND PORTFOLIO DIFFERENCES, INCLUDING DIFFERENCES IN PORTFOLIO SIZE, THE INVESTMENTS HELD, THE TIMING OF PURCHASES OF SIMILAR INVESTMENTS, CASH FLOWS, MINOR DIFFERENCES IN CERTAIN INVESTMENT POLICIES, INSURANCE PRODUCT RELATED TAX DIVERSIFICATION REQUIREMENTS, STATE INSURANCE REGULATIONS, AND ADDITIONAL ADMINISTRATIVE AND INSURANCE COSTS ASSOCIATED WITH INSURANCE COMPANY SEPARATE ACCOUNTS. THESE FIGURES ARE NOT ADJUSTED FOR TAX CONSEQUENCES.

1. Public Funds' Historical Performance
                                                                                         SINCE    INCEPTION
            PERIODS ENDED 12/31/96:                  ONE-YEAR   FIVE-YEARS  TEN-YEARS  INCEPTION    DATE
----------------------------------------------------------------------------------------------------------------
            Mutual Discovery Fund - Class Z ......    24.93%        --         --       22.62%    12/31/92
            Mutual Shares Fund - Class Z .........    20.76%     19.06%     15.36%        --       7/1/49


2. Hypothetical Accumulation Unit Performance (includes all current recurring expenses of the Separate Account)
                                                                                         SINCE    INCEPTION
            PERIODS ENDED 12/31/96:                  ONE-YEAR   FIVE-YEARS  TEN-YEARS  INCEPTION    DATE
----------------------------------------------------------------------------------------------------------------
            Mutual Discovery Securities
             Sub-Account .........................    23.20%        --         --       20.87%    12/31/92
            Mutual Shares Securities
             Sub-Account .........................    19.13%     17.32%     13.68%        --       7/1/49


3.  Hypothetical  Accumulation  Unit  Performance  (includes  all current  recurring  expenses of the Separate  Account and deduction of the Contingent Deferred Sales Charge and Contract Maintenance Charge)
                                                                                         SINCE    INCEPTION
            PERIODS ENDED 12/31/96:                  ONE-YEAR   FIVE-YEARS  TEN-YEARS  INCEPTION    DATE
----------------------------------------------------------------------------------------------------------------
            Mutual Discovery Securities
             Sub-Account..........................    18.85%        --         --       20.62%    12/31/92
            Mutual Shares Securities
             Sub-Account..........................    14.78%     17.21%     13.61%        --       7/1/49



TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

ITEM                                               PAGE
Company...........................................    2
Experts...........................................    2
Legal Opinions....................................    2
Distributor ......................................    2
Calculation of Performance Data...................    2
 Total Return.....................................    2
 Yield............................................    2
 Performance Ranking..............................    3
 Performance Information..........................    3
Annuity Provisions................................    8
 Variable Annuity Payout..........................    8
 Annuity Unit Value...............................    8
 Fixed Annuity Payout.............................    8
Financial Statements..............................    8

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                           INDIVIDUAL FLEXIBLE PAYMENT
                           VARIABLE ANNUITY CONTRACTS
                                    issued by
                         ALLIANZ LIFE VARIABLE ACCOUNT B
                                       and
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                                  May 1, 1997

THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS WHICH ARE REFERRED TO HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS, CALL OR WRITE THE COMPANY AT: 1750 Hennepin Avenue, Minneapolis, MN 55403-2195, (800) 542-5427.

THIS STATEMENT OF ADDITIONAL  INFORMATION AND THE PROSPECTUS ARE DATED    MAY 1,
1997    , AND AS MAY BE AMENDED FROM TIME TO TIME.



Table of Contents
------------------------------------------------------
Contents                                          Page
Company.........................................     2
Experts.........................................     2
Legal Opinions..................................     2
Distributor.....................................     2
Calculation of Performance Data.................     2
 Total Return...................................     2
 Yield..........................................     2
 Performance Ranking............................     3
 Performance Information........................     3
Annuity Provisions..............................     8
 Variable Annuity Payout........................     8
 Annuity Unit Value.............................     8
 Fixed Annuity Payout...........................     8
Financial Statements............................     8

                                                                   VMB SAI 05/97

Company
--------------------------------------------------------------------------------

Information regarding Allianz Life Insurance Company of North America (the "Company") and its ownership is contained in the Prospectus. On April 1, 1993, the Company changed its name from North American Life and Casualty Company to its present name. The Company is rated A+ (Superior) by A.M. BEST, an independent analyst of the insurance industry. The financial strength of an insurance company may be relevant insofar as the ability of a company to make fixed annuity payments from its general account.

Experts
--------------------------------------------------------------------------------

The financial statements of Allianz Life Variable Account B and the consolidated financial statements of the Company as of and for the year ended December 31, 1996 included in this Statement of Additional Information have been audited by KPMG Peat Marwick LLP, independent auditors, as indicated in their reports included in this Statement of Additional Information and are included herein in reliance upon such reports and upon the authority of said firm as experts in accounting and auditing.

Legal Opinions
--------------------------------------------------------------------------------

Legal matters in connection with the Contracts described herein are being passed
upon  by  the  law  firm  of  Blazzard,  Grodd  &  Hasenauer,   P.C.,  Westport,
Connecticut.

Distributor
--------------------------------------------------------------------------------


NALAC  Financial  Plans,  LLC,  a  subsidiary  of  the  Company,   acts  as  the
distributor. The offering is on a continuous basis.


Calculation of Performance Data
--------------------------------------------------------------------------------

Total Return


From time to time, the Company may advertise the performance data for the Sub-Accounts in sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications. Such data will show the percentage change in the value of an accumulation unit based on the performance of a Sub-Account over a stated period of time which is determined by dividing the increase (or decrease) in value for that unit by the accumulation unit value at the beginning of the period.

Any such performance data will include total return figures for the one, five, and ten year (or since inception) time periods indicated. Such total return figures will reflect the deduction of a 1.25% Mortality and Expense Risk Charge, a 0.15% Administrative Expense Charge, the operating expenses of the underlying Funds and any applicable Contingent Deferred Sales Charge and Contract Maintenance Charge ("Standardized Total Return"). The Contingent Deferred Sales Charge and Contract Maintenance Charge deductions are calculated assuming a Contract is surrendered at the end of the reporting period.

The hypothetical value of a Contract purchased for the time periods described will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable Contingent Deferred Sales Charge and Contract Maintenance Charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                                P (1 + T)n = ERV

P = a hypothetical initial payment of $1,000;
T = average annual total return;
n = number of years;
ERV = ending redeemable value of a hypothetical $1,000 purchase payment made at the beginning of the period at the end of the period.


The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of the Contingent Deferred Sales Charge and the Contract Maintenance Charge. Cumulative total return is calculated in a similar manner as described above except that the results are not annualized. The Company may also advertise cumulative and total return information over different periods of time. The Company may also present performance information computed on a different basis ("Non-Standardized Total Return").


Yield

The Money Market Sub-Account. The Company may advertise yield information for the Money Market Sub-Account. The Money Market Sub-Account's current yield may vary each day, depending upon, among other things, the average maturity of the underlying Fund's investment securities and changes in interest rates, operating expenses, the deduction of the Mortality and Expense Risk Charge, the Administrative Expense Charge and the Contract Maintenance Charge and, in certain instances, the value of the underlying Fund's investment securities. The fact that the Sub-Account's current yield will fluctuate and that the principal is not guaranteed should be taken into consideration when using the Sub-Account's current yield as a basis for comparison with savings accounts or other fixed-yield investments. The yield at any particular time is not indicative of what the yield may be at any other time.

The Money Market Sub-Account's current yield is computed on a base period return of a hypothetical Contract having a beginning balance of one accumulation unit for a particular period of time (generally seven days). The return is determined by dividing the net change (exclusive of any capital changes) in such accumulation unit by its beginning value, and then multiplying it by 365/7 to get the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends paid by the Fund, and the deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and Contract Maintenance Charge.

The effective yield reflects the effects of compounding and represents an annualization of the current return with all dividends reinvested. (Effective yield = [(Base Period Return + 1)365/7]-1.)


For the seven-day period ending on 12/31/96, the Money Market Sub-Account had a current yield of 3.64% and an effective yield of 3.70%.


Other Sub-Accounts. The Company may also quote yield in sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications for the other Sub-Accounts. Each Sub-Account (other than the Money Market Sub-Account) will publish standardized total return information with any quotation of current yield.

The yield computation is determined by dividing the net investment income per accumulation unit earned during the period (minus the deduction for the Mortality and Expense Risk Charge, Administrative Expense Charge and Contract Maintenance Charge) by the accumulation unit value on the last day of the period and annualizing the resulting figure, according to the following formula:

                          Yield = 2 [((a-b) + 1)6 - 1]
                                      -----
                                       cd
where:
a = net investment  income earned during the period by the Fund  attributable to shares  owned by the  Sub-Account;
b = expenses  accrued for the period (net of reimbursements);
c = the average daily number of accumulation units outstanding during the period;
d = the maximum offering price per accumulation unit on the last day of the period.


The above formula will be used in calculating quotations of yield, based on specified 30-day periods (or one month) identified in the sales literature, advertisement, or communication. Yield calculations assume that no Contingent Deferred Sales Charges have been deducted (see the Prospectus for information regarding the Contingent Deferred Sales Charge). The Company does not currently advertise yield information for any Sub-Account (other than the Money Market Sub-Account).


Performance Ranking


Total return information for the Sub-Accounts and the Funds may be compared to relevant indices, including U.S. domestic and international indices and data from Lipper Analytical Services, Inc., Standard & Poor's Indices, or VARDS.

From time to time, evaluation of performance by independent sources may also be used.

Performance Information

Total returns reflect all aspects of a Sub-Account's return, including the automatic reinvestment by Allianz Life Variable Account B of all distributions and any change in a Sub-Account's value over the period. The returns reflect the deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the operating expenses of each Fund and are shown both with and without the deduction of the Contingent Deferred Sales Charge and Contract Maintenance Charge. Past performance does not guarantee future results.

Standardized Total Return
Franklin Valuemark II/III
Average Annual Total Return for the periods ended December 31, 1996:
With Contingent Deferred Sales Charge and Other Charges

                                                         Franklin Valuemark II           Franklin Valuemark III
                                                    -------------------------------- ---------------------------------
                                        Inception    One        Five        Since     One        Five        Since
Sub-Account                               Date       Year       Years     Inception   Year       Years     Inception
----------------------------------------------------------------------------------------------------------------------
Capital Growth.......................     5/1/96       NA         NA         NA         NA         NA         NA
Growth and Income....................    1/24/89      8.24%       10.14%      8.68%      7.39%     10.14%       8.68%
High Income..........................    1/24/89      7.96%       10.70%      8.60%      7.11%     10.70%       8.60%
Income Securities....................    1/24/89      5.37%        9.70%     10.18%      4.52%      9.70%      10.18%
Money Market+........................    1/24/89     -0.66%        2.45%      3.63%     -1.51%      2.45%       3.63%
Mutual Discovery Securities..........    11/8/96       NA         NA         NA         NA         NA          NA
Mutual Shares Securities.............    11/8/96       NA         NA         NA         NA         NA          NA
Natural Resources Securities*........    1/24/89     -1.81%        6.20%      4.67%     -2.66%      6.20%       4.67%
Real Estate Securities...............    1/24/89     26.61%       14.72%     11.38%     25.76%     14.72%      11.38%
Rising Dividends.....................    1/27/92     18.09%       NA          8.86%     17.24%     NA           8.86%
Small Cap............................    11/1/95     22.91%       NA         21.42%     22.06%     NA          21.42%
Templeton Developing
 Markets Equity......................    3/15/94     15.54%       NA          4.24%     14.69%     NA           4.24%
Templeton Global
 Asset Allocation....................     5/1/95     13.81%       NA         12.32%     12.96%     NA          12.32%
Templeton Global Growth..............    3/15/94     15.23%       NA         10.74%     14.38%     NA          10.74%
Templeton Global
 Income Securities...................    1/24/89      3.75%        5.14%      6.66%      2.90%      5.14%       6.66%
Templeton International
 Equity..............................    1/27/92     16.90%       NA          9.97%     16.05%     NA           9.97%
Templeton International
 Smaller Companies...................     5/1/96       NA         NA         NA         NA         NA          NA
Templeton Pacific Growth.............    1/27/92      5.20%       NA          8.33%      4.35%     NA           8.33%
U.S. Government Securities...........    3/14/89     -2.19%        5.25%      6.67%     -3.04%      5.25%       6.67%
Utility Equity.......................    1/24/89      1.22%        6.71%      9.49%      0.37%      6.71%       9.49%
Zero Coupon - 2000+..................    3/14/89     -3.36%        6.22%      8.10%     -4.21%      6.22%       8.10%
Zero Coupon - 2005+..................    3/14/89     -6.25%        8.27%      9.57%     -7.10%      8.27%       9.57%
Zero Coupon - 2010+..................    3/14/89     -8.40%        9.67%     10.24%     -9.25%      9.67%      10.24%

*Prior to May 1, 1997, the Natural Resources Securities Sub-Account was known as the Precious Metals Sub-Account.
+Calculated with waiver of fees and reimbursement of expenses.

Non-Standardized Total Return
Franklin Valuemark II/III
Total Return for the periods ended December 31, 1996:
Without Contingent Deferred Sales Charge or Contract Maintenance Charge

                                                      Annual Total Return                 Cumulative Total Return
                                              --------------------------------------- -------------------------------
                                Inception      One      Three     Five       Since     Three      Five       Since
Sub-Account                       Date         Year     Years     Years    Inception   Years      Years    Inception
---------------------------------------------------------------------------------------------------------------------
Capital Growth...............     5/1/96       NA        NA         NA         NA        NA         NA      12.54%
Growth and Income............    1/24/89       12.59%    12.53%     10.28%      8.77%    42.50%     63.10%  94.90%
High Income..................    1/24/89       12.31%     8.53%     10.84%      8.69%    27.84%     67.27%  93.75%
Income Securities............    1/24/89        9.72%     6.97%      9.84%     10.25%    22.41%     59.85% 117.08%
Money Market+................    1/24/89        3.69%     3.45%      2.61%      3.72%    10.72%     13.78%  33.59%
Mutual Discovery
 Securities..................    11/8/96       NA        NA         NA         NA        NA         NA       1.80%
Mutual Shares
 Securities..................    11/8/96       NA        NA         NA         NA        NA         NA       3.30%
Natural Resources
 Securities*.................    1/24/89        2.54%     0.01%      6.35%      4.76%     0.03%     36.04%  44.67%
Real Estate Securities.......    1/24/89       30.96%    15.48%     14.84%     11.46%    54.00%     99.76% 136.68%
Rising Dividends.............    1/27/92       22.44%    14.01%     NA          9.01%    48.18%     NA      53.03%
Small Cap....................    11/1/95       27.26%    NA         NA         24.49%    NA         NA      29.13%
Templeton Developing
 Markets Equity..............    3/15/94       19.89%    NA         NA          5.08%    NA         NA      14.87%
Templeton Global Asset
 Allocation..................     5/1/95       18.16%    NA         NA         14.36%    NA         NA      25.14%
Templeton Global
 Growth......................    3/15/94       19.58%    NA         NA         11.49%    NA         NA      35.60%
Templeton Global Income
 Securities..................    1/24/89        8.10%     4.63%      5.30%      6.74%    14.54%     29.46%  67.81%
Templeton International
 Equity......................    1/27/92       21.25%     9.57%     NA         10.11%    31.54%     NA      60.81%
Templeton International
 Smaller Companies...........     5/1/96       NA        NA         NA         NA        NA         NA      11.45%
Templeton Pacific
 Growth......................    1/27/92        9.55%     1.61%     NA          8.47%     4.91%     NA      49.32%
U.S. Government
 Securities..................    3/14/89        2.16%     4.24%      5.40%      6.75%    13.28%     30.10%  66.50%
Utility Equity...............    1/24/89        5.57%     6.05%      6.86%      9.57%    19.26%     39.35% 106.54%
Zero Coupon - 2000+..........    3/14/89        0.99%     3.39%      6.36%      8.18%    10.51%     36.14%  84.75%
Zero Coupon - 2005+..........    3/14/89       -1.90%     4.36%      8.40%      9.64%    13.67%     49.70% 105.17%
Zero Coupon - 2010+..........    3/14/89       -4.05%     5.86%      9.81%     10.32%    18.62%     59.63% 115.22%

*Prior to May 1, 1997, the Natural Resources Securities Sub-Account was known as the Precious Metals Sub-Account.
+Calculated with waiver of fees and reimbursement of expenses.

Non-Standardized Total Return
Franklin Valuemark III
Total Return for the periods ended December 31, 1996:
With Contingent Deferred Sales Charge and Other Charges
                                                                                                     Cumulative
                                                                      Annual Total Return           Total Return
                                                                ------------------------------  ---------------------
                                                   Inception     One        Three     Since      Three       Since
Sub-Account                                          Date        Year       Years   Inception    Years     Inception
---------------------------------------------------------------------------------------------------------------------
Capital Growth..................................     5/1/96       NA         NA         NA         NA        7.34%
Growth and Income...............................    1/24/89        7.39%     11.85%      8.68%     39.94%   93.69%
High Income.....................................    1/24/89        7.11%      7.81%      8.60%     25.30%   92.56%
Income Securities...............................    1/24/89        4.52%      6.23%     10.18%     19.87%  115.90%
Money Market+...................................    1/24/89       -1.51%      2.66%      3.63%      8.21%   32.70%
Mutual Discovery Securities.....................    11/8/96       NA         NA         NA         NA       -3.40%
Mutual Shares Securities........................    11/8/96       NA         NA         NA         NA       -1.90%
Natural Resources Securities*...................    1/24/89       -2.66%     -0.83%      4.67%     -2.48%   43.72%
Real Estate Securities..........................    1/24/89       25.76%     14.83%     11.38%     51.41%  135.28%
Rising Dividends................................    1/27/92       17.24%     13.34%      8.86%     45.60%   51.99%
Small Cap.......................................    11/1/95       22.06%     NA         21.42%     NA       25.42%
Templeton Developing Markets Equity.............    3/15/94       14.69%     NA          4.24%     NA       12.33%
Templeton Global Asset Allocation...............     5/1/95       12.96%     NA         12.32%     NA       21.43%
Templeton Global Growth.........................    3/15/94       14.38%     NA         10.74%     NA       33.05%
Templeton Global Income Securities..............    1/24/89        2.90%      3.85%      6.66%     12.01%   66.80%
Templeton International Equity..................    1/27/92       16.05%      8.85%      9.97%     28.98%   59.79%
Templeton International Smaller
 Companies......................................     5/1/96       NA         NA         NA         NA        6.25%
Templeton Pacific Growth........................    1/27/92        4.35%      0.79%      8.33%      2.38%   48.36%
U.S. Government Securities......................    3/14/89       -3.04%      3.46%      6.67%     10.76%   65.51%
Utility Equity..................................    1/24/89        0.37%      5.29%      9.49%     16.72%  105.46%
Zero Coupon - 2000+.............................    3/14/89       -4.21%      2.60%      8.10%      7.99%   83.71%
Zero Coupon - 2005+.............................    3/14/89       -7.10%      3.58%      9.57%     11.14%  104.06%
Zero Coupon - 2010+.............................    3/14/89       -9.25%      5.10%     10.24%     16.09%  114.06%

*Prior to May 1, 1997, the Natural Resources Securities Sub-Account was known as the Precious Metals Sub-Account.
+Calculated with waiver of fees and reimbursement of expenses.

Non-Standardized Total Return
Franklin Valuemark II
Total Return for the periods ended December 31, 1996:
With Contingent Deferred Sales Charge and Other Charges
                                                                                                     Cumulative
                                                                      Annual Total Return           Total Return
                                                                 -----------------------------  ---------------------
                                                   Inception      One       Three     Since       Three      Since
Sub-Account                                          Date         Year      Years   Inception     Years    Inception
---------------------------------------------------------------------------------------------------------------------
Capital Growth..................................     5/1/96       NA         NA         NA         NA        8.19%
Growth and Income...............................    1/24/89        8.24%     11.85%      8.68%     39.94%   93.69%
High Income.....................................    1/24/89        7.96%      7.81%      8.60%     25.30%   92.56%
Income Securities...............................    1/24/89        5.37%      6.23%     10.18%     19.87%  115.90%
Money Market+...................................    1/24/89       -0.66%      2.66%      3.63%      8.21%   32.70%
Mutual Discovery Securities.....................    11/8/96       NA         NA         NA         NA       -2.55%
Mutual Shares Securities........................    11/8/96       NA         NA         NA         NA       -1.05%
Natural Resources Securities*...................    1/24/89       -1.81%     -0.83%      4.67%     -2.48%   43.72%
Real Estate Securities..........................    1/24/89       26.61%     14.83%     11.38%     51.41%  135.28%
Rising Dividends................................    1/27/92       18.09%     13.34%      8.86%     45.60%   51.99%
Small Cap.......................................    11/1/95       22.91%     NA         21.42%     NA       25.42%
Templeton Developing Markets Equity.............    3/15/94       15.54%     NA          4.24%     NA       12.33%
Templeton Global Asset Allocation...............     5/1/95       13.81%     NA         12.32%     NA       21.43%
Templeton Global Growth.........................    3/15/94       15.23%     NA         10.74%     NA       33.05%
Templeton Global Income Securities..............    1/24/89        3.75%      3.85%      6.66%     12.01%   66.80%
Templeton International Equity..................    1/27/92       16.90%      8.85%      9.97%     28.98%   59.79%
Templeton International Smaller
 Companies......................................     5/1/96       NA         NA         NA         NA        7.10%
Templeton Pacific Growth........................    1/27/92        5.20%      0.79%      8.33%      2.38%   48.36%
U.S. Government Securities......................    3/14/89       -2.19%      3.46%      6.67%     10.76%   65.51%
Utility Equity..................................    1/24/89        1.22%      5.29%      9.49%     16.72%  105.46%
Zero Coupon - 2000+.............................    3/14/89       -3.36%      2.60%      8.10%      7.99%   83.71%
Zero Coupon - 2005+.............................    3/14/89       -6.25%      3.58%      9.57%     11.14%  104.06%
Zero Coupon - 2010+.............................    3/14/89       -8.40%      5.10%     10.24%     16.09%  114.06%

*Prior to May 1, 1997, the Natural Resources Securities Sub-Account was known as the Precious Metals Sub-Account.
+Calculated with waiver of fees and reimbursement of expenses.


Contract Owners should note that investment results will fluctuate over time, and any presentation of total return for any period should not be considered as a representation of what an investment may earn or what a Contract Owner's total return may be in any future period.

Annuity Provisions
--------------------------------------------------------------------------------

Variable Annuity Payout

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable Sub-Account(s) of the Variable Account. At the Income Date, the Contract Value in each Sub-Account will be applied to the applicable Annuity Tables. The Annuity Table used will depend upon the Annuity Option chosen. Both sex distinct and unisex Annuity Tables are utilized by the Company, depending on the state and type of Contract. If, as of the Income Date, the then current Annuity Option rates applicable to this class of Contracts provide a larger income than that guaranteed for the same form of annuity under the Contract, the larger amount will be paid. The dollar amount of annuity payments after the first is determined as follows:

1. The dollar amount of the first annuity payment is divided by the value of an Annuity Unit as of the Income Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the annuity payment period.

2. The fixed number of Annuity Units is multiplied by the Annuity Unit value for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

3. The total dollar amount of each Variable Annuity variable payout is the sum of all Sub-Account Variable Annuity payments, reduced by the Contract Maintenance Charge.

Annuity Unit Value

The value of an Annuity Unit for a Sub-Account is determined (see below) by subtracting (2) from (1), dividing the result by (3) and multiplying the result by .999866337248 (.999866337248 is the daily factor to neutralize the assumed net investment rate of 5% per annum which is built into the annuity rate table) where:

1. is the net result of
   a. the assets of the Sub-Account attributable to the Annuity Units; plus or minus
   b. the cumulative charge or credit for taxes reserved which is determined by the Company to have resulted from the operation of the Sub-Account;

2. is the cumulative unpaid charge for the Mortality and Expense Risk Charge and for the Administrative Expense Charge; and

3. is the number of Annuity  Units  outstanding  at the end of the  Valuation
   Period.

The value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.

Fixed Annuity Payout

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Variable Account. The Fixed Account value on the day immediately preceding the Annuity Date will be used to determine the Fixed Annuity monthly payment. The monthly Annuity Payment will be based upon the Contract Value at the time of annuitization, the Annuity Option selected, the age of the annuitant and any joint annuitant and the sex of the annuitant and any joint annuitant where allowed.

Financial Statements
--------------------------------------------------------------------------------


The audited consolidated financial statements of the Company as of and for the year ended December 31, 1996, included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts. The audited financial statements of the Variable Account as of and for the year ended December 31, 1996 are also included herein.






ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
================================================================================
Independent Auditors' Report

The Board of Directors of Allianz Life Insurance Company of North America and Contract Owners of Allianz Life Variable Account B:

We have audited the accompanying statements of assets and liabilities of the sub-accounts of Allianz Life Variable Account B as of December 31, 1996, the related statements of operations for the year then ended and the statements of changes in net assets for each of the years in the two-years then ended. These
financial   statements  are  the  responsibility  of  the  Variable   Account's
management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material
misstatement.   An  audit  includes  examining,  on  a  test  basis,  evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody for the benefit of the Variable Account were confirmed to us by the Franklin Valuemark Funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Allianz Life Variable Account B at December 31, 1996, the results of their operations for the year then ended and the changes in their net assets for each of the years in the two-years then ended, in conformity with generally accepted accounting principles.


                                         KPMG Peat Marwick LLP

Minneapolis, Minnesota
January 24, 1997

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
====================================================================================================================================
Financial Statements

Statements of Assets and Liabilities
December 31, 1996
(In thousands except per unit data)
                                                                                                                         U.S.
                                                              Money     Growth and  Precious     High    Real Estate  Government
                                                              Market      Income     Metals     Income   Securities   Securities
                                                               Fund        Fund       Fund       Fund       Fund         Fund
                                                              -------     -------    ------     ------    ---------    --------
Investments at net asset value:
 Franklin Valuemark Funds:
  Money Market Fund, 375,683 shares, cost $375,683........   $375,683           -          -         -            -           -
  Growth and Income Fund, 55,678 shares, cost $793,252....          -     977,147          -         -            -           -
  Precious Metals Fund, 7,086 shares, cost $103,815.......          -           -    101,257         -            -           -
  High Income Fund, 28,418 shares, cost $367,146..........          -           -          -   402,400            -           -
  Real Estate Securities Fund, 13,634 shares,
   cost $217,032..........................................          -           -          -         -      301,991           -
  U.S. Government Securities Fund, 55,160 shares,
    cost $719,883.........................................          -           -          -         -            -     743,008
                                                              -------     -------    -------   -------      -------     -------
     Total assets.........................................    375,683     977,147    101,257   402,400      301,991     743,008
                                                              -------     -------    -------   -------      -------     -------
Liabilities:
 Accrued mortality and expense risk charges...............         48          33          8        19           15          31
 Accrued administrative charges...........................          6           4          1         2            2           4
                                                              -------     -------    -------   -------      -------     -------
     Total liabilities....................................         54          37          9        21           17          35
                                                              -------     -------    -------   -------      -------     -------
     Net assets...........................................   $375,629     977,110    101,248   402,379      301,974     742,973
                                                              =======     =======    =======   =======      =======     =======

Contract owners' equity:
 Contracts in accumulation period (note 6)................   $374,865     975,004    101,248   401,759      301,930     742,567
 Contracts in annuity payment period (note 2).............        764       2,106          -       620           44         406
                                                              -------     -------    -------   -------      -------     -------
     Total contract owners' equity........................   $375,629     977,110    101,248   402,379      301,974     742,973
                                                              =======     =======    =======   =======      =======     =======
 Accumulation units outstanding...........................     28,060      50,027      6,998    20,736       12,757      44,598
                                                              =======     =======    =======   =======      =======     =======
 Accumulation unit value per unit.........................    $13.359      19.490     14.467    19.375       23.668      16.650
                                                              =======     =======    =======   =======      =======     =======

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
====================================================================================================================================
Financial Statements (cont.)

Statements of Assets and Liabilities (cont.)
December 31, 1996
(In thousands except per unit data)


                                                                                                          Templeton
                                                        Utility       Zero        Zero        Zero      Global Income   Income
                                                        Equity       Coupon      Coupon      Coupon      Securities   Securities
                                                         Fund      Fund - 2000 Fund - 2005 Fund - 2010      Fund         Fund
                                                       --------    ----------- ----------- -----------   -----------  ----------
Investments at net asset value:
 Franklin Valuemark Funds:
  Utility Equity Fund, 60,392 shares, cost $948,947   $1,097,920           -           -           -             -            -
  Zero Coupon Fund - 2000, 6,855 shares,
   cost $95,941....................................            -     104,135           -           -             -            -
  Zero Coupon Fund - 2005, 4,492 shares,
   cost $66,082....................................            -           -      73,443           -             -            -
  Zero Coupon Fund - 2010, 4,357 shares,
   cost $66,131....................................            -           -           -      70,977             -            -
  Templeton Global Income Securities Fund,
   14,609 shares, cost $185,728....................            -           -           -           -       198,981            -
  Income Securities Fund,
   72,742 shares, cost $1,082,408..................            -           -           -           -             -    1,251,888
                                                       ---------     -------     -------     -------       -------    ---------
    Total assets...................................    1,097,920     104,135      73,443      70,977       198,981    1,251,888
                                                       ---------     -------     -------     -------       -------    ---------
Liabilities:
 Accrued mortality and expense risk charges........           42           9           8           7            12           39
 Accrued administrative charges....................            5           1           1           1             1            5
                                                       ---------     -------     -------     -------       -------     --------
    Total liabilities..............................           47          10           9           8            13           44
                                                       ---------     -------     -------     -------       -------    ---------
    Net assets.....................................   $1,097,873     104,125      73,434      70,969       198,968    1,251,844
                                                       =========     =======     =======     =======       =======    =========
Contract owners' equity:
 Contracts in accumulation period (note 6).........   $1,096,456     104,125      73,434      70,969       198,968    1,248,321
 Contracts in annuity payment period (note 2)......        1,417           -           -           -             -        3,523
                                                       ---------     -------     -------     -------       -------    ---------
    Total contract owners' equity..................   $1,097,873     104,125      73,434      70,969       198,968    1,251,844
                                                       =========     =======     =======     =======       =======    =========
 Accumulation units outstanding....................       53,086       5,636       3,579       3,297        11,857       57,504
                                                       =========     =======     =======     =======      ========     ========
 Accumulation unit value per unit..................      $20.654      18.475      20.517      21.522        16.781       21.708
                                                       =========     =======     =======     =======      ========     ========

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
====================================================================================================================================
Financial Statements (cont.)

Statements of Assets and Liabilities (cont.)
December 31, 1996
(In thousands except per unit data)


                                                       Templeton              Templeton     Templeton    Templeton     Templeton
                                                        Pacific    Rising   International   Developing     Global     Global Asset
                                                        Growth    Dividends    Equity     Markets Equity   Growth      Allocation
                                                         Fund       Fund        Fund           Fund         Fund          Fund
                                                        -------    -------  ------------- -------------  ---------    ------------
Investments at net asset value:
 Franklin Valuemark Funds:
  Templeton Pacific Growth Fund,
   22,370 shares, cost $307,615....................    $330,175          -            -             -           -            -
  Rising Dividends Fund,
   35,399 shares, cost $393,224....................           -    545,147            -             -           -            -
  Templeton International Equity Fund,
   67,098 shares, cost $853,455....................           -          -    1,036,664             -           -            -
  Templeton Developing Markets Equity Fund,
   22,377 shares, cost $231,910....................           -          -            -       259,352           -            -
  Templeton Global Growth Fund,
   39,862 shares, cost $454,602....................           -          -            -             -     550,097            -
  Templeton Global Asset Allocation Fund,
   4,140 shares, cost $45,904......................           -          -            -             -           -       52,122
                                                        -------    -------    ---------       -------     -------       ------
      Total assets.................................     330,175    545,147    1,036,664       259,352     550,097       52,122
                                                        -------    -------    ---------       -------     -------       ------
Liabilities:
 Accrued mortality and expense risk charges........          14         18           72             5          28            4
 Accrued administrative charges....................           2          2            9             1           3            1
                                                        -------    -------    ---------       -------     -------      -------
      Total liabilities............................          16         20           81             6          31            5
                                                        -------    -------    ---------       -------     -------      -------
      Net assets...................................    $330,159    545,127    1,036,583       259,346     550,066       52,117
                                                        =======    =======    =========       =======     =======      =======
Contract owners' equity:
 Contracts in accumulation period (note 6).........    $329,409    544,315    1,035,240       257,584     546,814       51,362
 Contracts in annuity payment period (note 2)......         750        812        1,343         1,762       3,252          755
                                                        -------    -------    ---------       -------     -------      -------
      Total contract owners' equity................    $330,159    545,127    1,036,583       259,346     550,066       52,117
                                                        =======    =======    =========       =======     =======      =======
 Accumulation units outstanding....................      22,061     35,569       64,375        22,423      40,327        4,104
                                                        =======    =======    =========       =======     =======      =======
 Accumulation unit value per unit..................     $14.932     15.303       16.081        11.487      13.560       12.514
                                                        =======    =======    =========       =======     =======      =======

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
====================================================================================================================================
Financial Statements (cont.)

Statements of Assets and Liabilities (cont.)
December 31, 1996
(In thousands except per unit data)


                                                                                   Templeton
                                                                                 International  Mutual     Mutual
                                                               Small    Capital     Smaller    Discovery   Shares        Total
                                                                Cap     Growth     Companies  Securities Securities       All
                                                               Fund      Fund        Fund        Fund       Fund         Funds
                                                              -------    -----   ------------ ---------- ----------     --------
Investments at net asset value:
 Franklin Valuemark Funds:
  Small Cap Fund, 12,545 shares, cost $148,931............   $165,591         -            -          -         -
  Capital Growth Fund, 3,708 shares, cost $40,307.........          -    42,118            -          -         -
  Templeton International Smaller Companies Fund,
   1,381 shares, cost $14,403.............................          -         -       15,534          -         -
  Mutual Discovery Securities Fund,
   1,478 shares, cost $14,879.............................          -         -            -     15,079         -
  Mutual Shares Securities Fund,
   2,623 shares, cost $26,543.............................          -         -            -          -    27,147
                                                              -------    ------       ------     ------    ------
      Total assets........................................    165,591    42,118       15,534     15,079    27,147    8,737,856
                                                              -------    ------       ------     ------    ------    ---------
Liabilities:
 Accrued mortality and expense risk charges...............         12         7            6          4         5          446
 Accrued administrative charges...........................          1         1            1          1         1           56
                                                              -------    ------       ------     ------    ------    ---------
      Total liabilities...................................         13         8            7          5         6          502
                                                              -------    ------       ------     ------    ------    ---------
      Net assets..........................................   $165,578    42,110       15,527     15,074    27,141    8,737,354
                                                              =======    ======       ======     ======    ======    =========
Contract owners' equity:
 Contracts in accumulation period (note 6)................   $165,073    41,883       15,467     14,976    26,991    8,718,760
 Contracts in annuity payment period (note 2).............        505       227           60         98       150       18,594
                                                              -------    ------       ------     ------    ------    ---------
      Total contract owners' equity.......................   $165,578    42,110       15,527     15,074    27,141    8,737,354
                                                              =======    ======       ======     ======    ======    =========
 Accumulation units outstanding..........................      12,784     3,722        1,388      1,471     2,613      508,972
                                                              =======    ======       ======     ======    ======    =========
 Accumulation unit value per unit.........................    $12.913    11.254       11.145     10.180    10.330
                                                              =======    ======       ======     ======    ======

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===================================================================================================================================
Financial Statements (cont.)

Statements of Operations
For the year ended December 31, 1996
(In thousands)

                                                                                                                         U.S.
                                                               Money    Growth and  Precious     High    Real Estate  Government
                                                               Market     Income     Metals     Income   Securities   Securities
                                                               Fund        Fund       Fund       Fund       Fund         Fund
                                                             --------   ----------  --------   --------  ----------- ------------
Investment income:
 Dividends reinvested in fund shares.....................    $ 20,371      20,139     1,477     27,936       9,054       36,122
                                                             --------     -------    ------    -------      ------      -------
Expenses:
 Mortality and expense risk charges......................       5,107      11,169     1,463      4,365       2,832        7,067
 Administrative charges..................................         613       1,340       176        524         340          848
                                                             --------     -------    ------    -------      ------      -------
      Total expenses.....................................       5,720      12,509     1,639      4,889       3,172        7,915
                                                             --------     -------    ------    -------      ------      -------
      Investment income (loss), net......................      14,651       7,630      (162)    23,047       5,882       28,207
Realized gains (losses) and unrealized appreciation
 (depreciation) on investments:
  Realized capital gain distributions on mutual funds....           -      71,329     1,354      1,483           -            -
                                                             --------     -------    ------    -------      ------      -------
  Realized gains (losses) on sales of investments:
   Proceeds from sales...................................     451,939      87,838    70,163    101,305      16,530      114,831
   Cost of investments sold..............................    (451,939)    (72,627)  (66,041)   (93,324)    (13,792)    (111,215)
                                                             --------     -------    ------    -------      ------      -------
      Total realized gains (losses) on sales of
       investments, net..................................           -      15,211     4,122      7,981       2,738        3,616
                                                             --------     -------    ------    -------      ------      -------
      Realized gains (losses) on investments, net........           -      86,540     5,476      9,464       2,738        3,616
Net change in unrealized appreciation (depreciation)
 on investments..........................................           -      13,214    (5,135)     8,973      58,128      (18,709)
                                                             --------     -------    ------    -------      ------      -------
      Total realized gains (losses) and unrealized
       appreciation (depreciation) on investments, net...           -      99,754       341     18,437      60,866      (15,093)
                                                             --------     -------    ------    -------      ------      -------
Net increase (decrease) in net assets from operations....    $ 14,651     107,384       179     41,484      66,748       13,114
                                                             ========     =======    ======    =======      ======      =======

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
====================================================================================================================================
Financial Statements (cont.)

Statements of Operations (cont.)
For the year ended December 31, 1996
(In thousands)


                                                                                                         Templeton    Investment
                                                       Utility       Zero        Zero        Zero      Global Income     Grade
                                                       Equity       Coupon      Coupon      Coupon       Securities   Intermediate
                                                        Fund      Fund - 2000 Fund - 2005 Fund - 2010       Fund       Bond Fund
                                                      --------    ----------- ----------- -----------  -------------  ------------
Investment income:
 Dividends reinvested in fund shares..............    $ 59,963       5,915       3,734       3,687         15,325         7,793
                                                      --------      ------     -------      ------         ------         -----
Expenses:
 Mortality and expense risk charges...............      14,961       1,350         898         890          2,579         1,516
 Administrative charges...........................       1,795         162         108         107            310           182
                                                      --------      ------     -------      ------         ------         -----
      Total expenses..............................      16,756       1,512       1,006         997          2,889         1,698
                                                      --------      ------     -------      ------         ------         -----
      Investment income (loss), net...............      43,207       4,403       2,728       2,690         12,436         6,095
Realized gains (losses) and unrealized appreciation
 (depreciation) on investments:
  Realized capital gain distributions on
   mutual funds...................................           -          58           -         999              -             -
                                                      --------      ------     -------      ------         ------       -------
  Realized gains (losses) on sales of investments:
   Proceeds from sales............................     298,295      19,016       9,028      33,589         45,486       161,712
   Cost of investments sold.......................    (264,853)    (17,510)     (8,221)    (31,159)       (43,916)     (156,449)
                                                      --------      ------     -------      ------         ------       -------
      Total realized gains (losses) on sales of
       investments, net...........................      33,442       1,506         807       2,430          1,570         5,263
                                                      --------      ------     -------      ------         ------      --------
      Realized gains (losses) on investments, net.      33,442       1,564         807       3,429          1,570         5,263
Net change in unrealized appreciation (depreciation)
  on investments..................................     (17,145)     (4,982)     (4,814)     (9,041)         1,397        (8,886)
                                                      --------      ------     -------      ------         ------      --------
      Total realized gains (losses) and
       unrealized appreciation (depreciation)
       on investments, net........................      16,297      (3,418)     (4,007)     (5,612)         2,967        (3,623)
                                                      --------      ------     -------      ------         ------      --------
Net increase (decrease) in net assets
 from operations..................................    $ 59,504         985      (1,279)     (2,922)        15,403         2,472
                                                      ========      ======     =======      ======         ======      ========

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
====================================================================================================================================
Financial Statements (cont.)

Statements of Operations (cont.)
For the year ended December 31, 1996
(In thousands)
                                                                   Adjustable    Templeton              Templeton     Templeton
                                                        Income        U.S.        Pacific    Rising   International  Developing
                                                      Securities   Government     Growth    Dividends    Equity    Markets Equity
                                                         Fund         Fund         Fund       Fund        Fund          Fund
                                                       --------    ----------    --------   ---------  ----------- --------------
Investment income:
 Dividends reinvested in fund shares..............     $ 62,078       12,299      10,182       9,452      23,741         2,088
                                                       --------     --------     -------      ------     -------        ------
Expenses:
 Mortality and expense risk charges...............       15,271        1,678       4,369       5,805      11,564         2,769
 Administrative charges...........................        1,833          201         524         697       1,388           332
                                                       --------     --------     -------      ------     -------        ------
     Total expenses...............................       17,104        1,879       4,893       6,502      12,952         3,101
                                                       --------     --------     -------      ------     -------        ------
     Investment income (loss), net................       44,974       10,420       5,289       2,950      10,789        (1,013)
Realized gains (losses) and unrealized appreciation
 (depreciation) on investments:
   Realized capital gain distributions on
    mutual funds..................................       10,324            -       5,901           -      29,052         3,862
                                                       --------     --------     -------      ------     -------        ------
   Realized gains (losses) on sales of investments:
    Proceeds from sales...........................      116,053      195,626     125,924      48,263      65,043        29,440
    Cost of investments sold......................     (103,909)    (201,593)   (115,808)    (39,102)    (57,533)      (28,163)
                                                       --------     --------     -------      ------     -------        ------
       Total realized gains (losses) on sales of
       investments, net...........................       12,144       (5,967)     10,116       9,161       7,510         1,277
                                                       --------     --------     -------      ------     -------        ------
       Realized gains (losses) on investments, net       22,468       (5,967)     16,017       9,161      36,562         5,139
Net change in unrealized appreciation (depreciation)
 on investments...................................       45,516        1,206       8,976      84,727     129,022        30,681
                                                       --------     --------     -------      ------     -------        ------
         Total realized gains (losses) and
         unrealized appreciation (depreciation)
         on investments, net......................       67,984       (4,761)     24,993      93,888     165,584        35,820
                                                       --------     --------     -------      ------     -------        ------
Net increase (decrease) in net assets
 from operations..................................     $112,958        5,659      30,282      96,838     176,373        34,807
                                                       ========     ========     =======      ======     =======        ======

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
====================================================================================================================================
Financial Statements (cont.)

Statements of Operations (cont.)
For the year ended December 31, 1996
(In thousands)
                                                                            Templeton                       Templeton
                                                                Templeton    Global                       International  Mutual
                                                                 Global       Asset      Small   Capital     Smaller    Discovery
                                                                 Growth    Allocation     Cap    Growth     Companies  Securities
                                                                  Fund        Fund       Fund     Fund        Fund        Fund
                                                                 -------   ----------   -------  -------  ------------ ----------
Investment income:
 Dividends reinvested in fund shares.........................    $ 6,984         14         34        -            -          -
                                                                 -------     ------     ------    -----        -----       ----
Expenses:
 Mortality and expense risk charges..........................      5,483        397      1,212      167           85         16
 Administrative charges......................................        658         48        145       20           10          2
                                                                 -------     ------     ------    -----        -----       ----
      Total expenses.........................................      6,141        445      1,357      187           95         18
                                                                 -------     ------     ------    -----        -----       ----
      Investment income (loss), net..........................        843       (431)    (1,323)    (187)         (95)       (18)
Realized gains (losses) and unrealized appreciation
 (depreciation) on investments:
  Realized capital gain distributions on mutual funds........      6,984         27          3        -            -          -
                                                                 -------     ------     ------    -----        -----       ----
  Realized gains (losses) on sales of investments:
   Proceeds from sales.......................................     16,063      2,629     50,761    3,099        3,111          -
   Cost of investments sold..................................    (14,521)    (2,488)   (49,958)  (3,075)      (3,051)         -
                                                                 -------     ------     ------    -----        -----       ----
      Total realized gains (losses) on sales of
       investments, net......................................      1,542        141        803       24           60          -
                                                                 -------     ------     ------    -----        -----       ----
      Realized gains (losses) on investments, net............      8,526        168        806       24           60          -
Net change in unrealized appreciation (depreciation)
 on investments..............................................     68,710      5,895     16,477    1,811        1,131        200
                                                                 -------     ------     ------    -----        -----       ----
       Total realized gains (losses) and unrealized
        appreciation (depreciation) on investments, net......     77,236      6,063     17,283    1,835        1,191        200
                                                                 -------     ------     ------    -----        -----       ----
Net increase (decrease) in net assets from operations........    $78,079      5,632     15,960    1,648        1,096        182
                                                                 =======     ======     ======    =====        =====       ====

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
====================================================================================================================================
Financial Statements (cont.)

Statements of Operations (cont.)
For the year ended December 31, 1996
(In thousands)
                                                                                                           Mutual
                                                                                                           Shares        Total
                                                                                                         Securities       All
                                                                                                            Fund         Funds
                                                                                                         ----------     --------
Investment income:
 Dividends reinvested in fund shares...................................................................     $   -       338,388
                                                                                                           ------     ---------
Expenses:
 Mortality and expense risk charges....................................................................        30       103,043
 Administrative charges................................................................................         4        12,367
                                                                                                           ------     ---------
       Total expenses..................................................................................        34       115,410
                                                                                                           ------     ---------
       Investment income (loss), net...................................................................       (34)      222,978
Realized gains (losses) and unrealized appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds...................................................         -       131,376
                                                                                                           ------     ---------
 Realized gains (losses) on sales of investments:
  Proceeds from sales..................................................................................         -     2,065,744
  Cost of investments sold.............................................................................         -    (1,950,247)
                                                                                                           ------     ---------
       Total realized gains (losses) on sales of investments, net......................................         -       115,497
                                                                                                           ------     ---------
       Realized gains (losses) on investments, net.....................................................         -       246,873
Net change in unrealized appreciation (depreciation) on investments....................................       604       407,956
                                                                                                           ------     ---------
       Total realized gains (losses) and unrealized appreciation (depreciation) on investments, net....       604       654,829
                                                                                                           ------     ---------
Net increase (decrease) in net assets from operations..................................................      $570       877,807
                                                                                                           ======     =========

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
====================================================================================================================================
Financial Statements (cont.)

Statements  of Changes in Net Assets
For the years ended  December 31, 1996 and 1995
(In thousands)

                                           Money Market Fund   Growth and Income Fund  Precious Metals Fund   High Income Fund
                                           ----------------    ----------------------  --------------------   ----------------
                                           1996        1995        1996       1995       1996       1995       1996       1995
                                          -------     -------     -------    ------     ------     ------     ------     ------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net......    $ 14,651     17,718        7,630     (1,279)      (162)       52      23,047     15,167
  Realized gains (losses) on
   investments, net..................           -          -       86,540     21,076      5,476     2,150       9,464      3,298
  Net change in unrealized
   appreciation (depreciation)
   on investments....................           -          -       13,214    147,406     (5,135)   (2,147)      8,973     27,669
                                          -------    -------      -------    -------    -------   -------      ------     ------
      Net increase (decrease) in
       net assets from operations....      14,651     17,718      107,384    167,203        179        55      41,484     46,134
                                          -------    -------      -------    -------    -------   -------      ------     ------
Contract transactions (note 6):
 Purchase payments...................     175,341    190,018      134,960     98,725     20,879    11,049      51,687     47,086
 Transfers between funds.............     (91,126)  (169,358)      35,764    150,088     (5,980)  (17,212)     30,106     46,491
 Surrenders and terminations.........    (120,353)  (120,722)    (111,266)   (73,514)   (11,177)  (11,728)    (43,860)   (43,591)
 Rescissions.........................      (2,971)    (5,198)      (2,911)    (1,783)      (321)     (326)       (691)    (1,643)
 Other transactions (note 2).........         152        238          447        240         38       (36)         73         77
                                          -------    -------      -------    -------    -------   -------      ------     ------
      Net increase (decrease) in
       net assets resulting from
       contract transactions.........     (38,957)  (105,022)      56,994    173,756      3,439   (18,253)     37,315     48,420
                                          -------    -------      -------    -------    -------   -------      ------     ------
Increase (decrease) in net assets....     (24,306)   (87,304)     164,378    340,959      3,618   (18,198)     78,799     94,554
Net assets at beginning of year......     399,935    487,239      812,732    471,773     97,630   115,828     323,580    229,026
                                          -------    -------      -------    -------    -------   -------     -------     ------
Net assets at end of year............    $375,629    399,935      977,110    812,732    101,248    97,630     402,379    323,580
                                          =======    =======      =======    =======    =======   =======     =======    =======

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
====================================================================================================================================
Financial Statements (cont.)

Statements  of Changes in Net Assets (cont.)
For the years ended  December 31, 1996 and 1995
(In thousands)
                                              Real Estate          U.S. Government                             Zero Coupon Fund -
                                            Securities Fund        Securities Fund      Utility Equity Fund           1995
                                           ----------------        ---------------      -------------------    -----------------
                                            1996       1995       1996       1995        1996         1995      1996      1995
                                           ------     ------     ------     ------      ------       ------    ------    ------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net.......     $ 5,882     3,361      28,207     30,379      43,207      48,876       -      2,395
  Realized gains (losses) on
   investments, net...................       2,738     1,477       3,616      2,695      33,442       1,589       -        600
  Net change in unrealized
   appreciation (depreciation)
   on investments.....................      58,128    22,517     (18,709)    54,968     (17,145)    255,500       -       (597)
                                           -------   -------     -------     ------      ------     -------    ----    -------
       Net increase (decrease) in
        net assets from operations....      66,748    27,355      13,114     88,042      59,504     305,965       -      2,398
                                           -------   -------     -------     ------      ------     -------    ----    -------
Contract transactions (note 6):
 Purchase payments....................      30,999    19,829      42,193     47,766      56,194      73,558       -      1,557
 Transfers between funds..............      27,778   (12,435)    211,454     (5,307)   (148,616)     10,721       -    (36,522)
 Surrenders and terminations..........     (22,133)  (17,397)    (82,684)   (74,423)   (174,285)   (141,926)      -    (13,413)
 Rescissions..........................        (204)     (277)       (717)    (1,813)       (734)     (1,891)      -        (49)
 Other transactions (note 2)..........          13        99         379        132         315         537       -         88
                                           -------   -------     -------     ------     -------     -------    ----    -------
       Net increase (decrease) in
        net assets resulting from
        contract transactions.........      36,453   (10,181)    170,625    (33,645)   (267,126)    (59,001)      -    (48,339)
                                           -------   -------     -------     ------   ---------     -------    ----    -------
Increase (decrease) in net assets.....     103,201    17,174     183,739     54,397    (207,622)    246,964       -    (45,941)
Net assets at beginning of year.......     198,773   181,599     559,234    504,837   1,305,495   1,058,531       -     45,941
                                           -------   -------     -------    -------   ---------   ---------    ----    -------
Net assets at end of year.............    $301,974   198,773     742,973    559,234   1,097,873   1,305,495       -          -
                                           =======   =======     =======    =======   =========   =========    ====    =======

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
====================================================================================================================================
Financial Statements (cont.)

Statements  of Changes in Net Assets (cont.)
For the years ended  December 31, 1996 and 1995
(In thousands)
                                               Zero Coupon Fund -   Zero Coupon Fund -  Zero Coupon Fund -    Templeton Global
                                                      2000                 2005               2010         Income Securities Fund
                                                ----------------    -----------------   -----------------  ----------------------
                                                 1996       1995     1996      1995      1996      1995       1996       1995
                                                -------    ------    -----     -----     -----     -----     -------    ------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net.............    $ 4,403      2,895    2,728    1,752     2,690     1,068     12,436      5,291
  Realized gains (losses) on
   investments, net.........................      1,564      1,081      807      753     3,429     2,987      1,570       (206)
  Net change in unrealized appreciation
   (depreciation) on investments............     (4,982)    12,514   (4,814)  13,063    (9,041)   15,696      1,397     22,286
                                                -------    -------    -----   ------     -----    ------    -------     ------
      Net increase (decrease) in net assets
       from operations......................        985     16,490   (1,279)  15,568    (2,922)   19,751     15,403     27,371
                                                -------    -------   ------   ------     -----    ------    -------     ------
Contract transactions (note 6):
 Purchase payments..........................     12,076     16,203   10,095   13,119    12,642    12,239     11,615     13,098
 Transfers between funds....................     (5,558)    13,339   (2,776)   4,711    (8,596)    9,807    (19,697)   (21,421)
 Surrenders and terminations................    (14,126)   (10,927)  (5,726)  (4,654)   (7,034)   (5,624)   (28,371)   (29,898)
 Rescissions................................       (214)      (263)    (158)    (185)     (244)     (469)      (174)      (400)
 Other transactions (note 2)................         (3)       (17)     (14)     (23)      (13)      177         49         25
                                                -------    -------   ------   ------     -----    ------    -------     ------
      Net increase (decrease) in net assets
       resulting from contract transactions.     (7,825)    18,335    1,421   12,968    (3,245)   16,130    (36,578)   (38,596)
                                                -------    -------   ------   ------     -----    ------    -------     ------
Increase (decrease) in net assets...........     (6,840)    34,825      142   28,536    (6,167)   35,881    (21,175)   (11,225)
Net assets at beginning of year.............    110,965     76,140   73,292   44,756    77,136    41,255    220,143    231,368
                                                -------    -------   ------   ------    ------    ------    -------    -------
Net assets at end of year...................   $104,125    110,965   73,434   73,292    70,969    77,136    198,968    220,143
                                                =======    =======   ======   ======    ======    ======    =======    =======

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
====================================================================================================================================
Financial Statements (cont.)

Statements  of Changes in Net Assets (cont.)
For the years ended  December 31, 1996 and 1995
(In thousands)

                                        Investment Grade                                 Adjustable U.S.          Templeton
                                     Intermediate Bond Fund   Income Securities Fund     Government Fund     Pacific Growth Fund
                                     ----------------------   ----------------------     ---------------     -------------------
                                         1996        1995       1996         1995        1996       1995       1996       1995
                                       --------     ------     -------     --------     -------    ------     -------    ------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net....    $  6,095      3,922      44,974      44,301      10,420     9,723       5,289      1,633
  Realized gains (losses) on
   investments, net................       5,263        624      22,468       7,100      (5,967)   (1,327)     16,017      3,150
  Net change in unrealized
   appreciation (depreciation)
   on investments..................      (8,886)     7,237      45,516     145,457       1,206     6,258       8,976     14,929
                                       --------     ------    --------     -------     -------   -------     -------     ------
      Net increase (decrease) in
       net assets from operations..       2,472     11,783     112,958     196,858       5,659    14,654      30,282     19,712
                                       --------     ------    --------     -------     -------   -------     -------     ------
Contract transactions (note 6):
 Purchase payments.................      11,116     15,136     152,823     145,910      26,642    43,555      32,634     27,022
 Transfers between funds...........    (149,196)       364     (37,286)     33,034    (185,683)  (75,287)     (1,902)   (52,319)
 Surrenders and terminations.......     (14,036)   (16,323)   (149,073)   (125,202)    (20,600)  (27,666)    (37,424)   (35,125)
 Rescissions.......................        (275)      (379)     (3,237)     (3,470)       (559)   (1,087)       (382)    (1,057)
 Other transactions (note 2).......          37        (24)        516         670          34       296         108        (45)
                                       --------     ------    --------    --------     -------   -------     -------     ------
      Net increase (decrease) in
       net assets resulting from
       contract transactions.......    (152,354)    (1,226)    (36,257)     50,942    (180,166)  (60,189)     (6,966)   (61,524)
                                       --------     ------   ---------   ---------     -------   -------     -------     ------
Increase (decrease) in net assets..    (149,882)    10,557      76,701     247,800    (174,507)  (45,535)     23,316    (41,812)
Net assets at beginning of year....     149,882    139,325   1,175,143     927,343     174,507   220,042     306,843    348,655
                                       --------    -------   ---------   ---------     -------   -------     -------    -------
Net assets at end of year..........    $      -    149,882   1,251,844   1,175,143           -   174,507     330,159    306,843
                                       ========    =======   =========   =========     =======   =======     =======    =======

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
====================================================================================================================================
Financial Statements (cont.)

Statements  of Changes in Net Assets (cont.)
For the years ended  December 31, 1996 and 1995
(In thousands)

                                                                      Templeton          Templeton Developing        Templeton
                                        Rising Dividends Fund International Equity Fund  Markets Equity Fund    Global Growth Fund
                                        --------------------- -------------------------  --------------------   ------------------
                                           1996       1995        1996        1995       1996       1995         1996       1995
                                          -------    ------      -------     ------     ------     ------       -------    ------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net........   $ 2,950     2,452       10,789     1,998      (1,013)    (1,241)         843     (2,008)
  Realized gains (losses) on
   investments, net....................     9,161     1,323       36,562    20,155       5,139       (277)       8,526        303
  Net change in unrealized
   appreciation (depreciation)
   on investments......................    84,727    81,539      129,022    42,587      30,681      3,149       68,710     26,429
                                          -------    ------      -------    ------     -------     ------      -------     ------
      Net increase (decrease) in
       net assets from operations......    96,838    85,314      176,373    64,740      34,807      1,631       78,079     24,724
                                          -------    ------      -------    ------     -------     ------      -------     ------
Contract transactions (note 6):
 Purchase payments.....................    51,514    42,756      106,669    99,403      54,987     42,027      139,155    119,490
 Transfers between funds...............    24,084    50,303       50,892   (30,418)     36,529     22,865       46,194     46,237
 Surrenders and terminations...........   (49,247)  (35,907)     (90,832)  (72,338)    (16,917)    (7,387)     (33,945)   (15,658)
 Rescissions...........................    (1,165)     (750)      (1,605)   (2,115)       (568)    (1,069)      (1,728)    (1,966)
 Other transactions (note 2)...........       111       131          416        59          27        (55)          27         64
                                          -------    ------      -------    ------     -------     ------      -------    -------
      Net increase (decrease) in
       net assets resulting from
       contract transactions...........    25,297    56,533       65,540    (5,409)     74,058     56,381      149,703    148,167
                                          -------   -------      -------    ------     -------    -------      -------    -------
Increase (decrease) in net assets......   122,135   141,847      241,913    59,331     108,865     58,012      227,782    172,891
Net assets at beginning of year........   422,992   281,145      794,670   735,339     150,481     92,469      322,284    149,393
                                          -------   -------    ---------   -------     -------    -------      -------    -------
Net assets at end of year..............  $545,127   422,992    1,036,583   794,670     259,346    150,481      550,066    322,284
                                          =======   =======    =========   =======     =======    =======      =======    =======

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
====================================================================================================================================
Financial Statements (cont.)

Statements  of Changes in Net Assets (cont.)
For the years ended  December 31, 1996 and 1995
(In thousands)

                                                Templeton Global                                           Templeton International
                                             Asset Allocation Fund   Small Cap Fund    Capital Growth Fund  Smaller Companies Fund
                                             ---------------------   --------------    ------------------- -----------------------
                                                1996      1995       1996      1995       1996      1995      1996        1995
                                               ------    ------     ------     -----     ------     ----    ---------    ------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net...........     $ (431)      127     (1,323)      (25)       (187)      -         (95)       -
  Realized gains (losses) on
   investments, net.......................        168        71        806         -          24       -          60        -
  Net change in unrealized appreciation
   (depreciation) on investments..........      5,895       323     16,477       183       1,811       -       1,131        -
                                               ------    ------     ------     -----      ------    ----      ------      ---
     Net increase (decrease) in
      net assets from operations..........      5,632       521     15,960       158       1,648       -       1,096        -
                                               ------    ------     ------     -----      ------    ----      ------      ---
Contract transactions (note 6):
 Purchase payments........................     19,536     5,580     51,827     2,140      13,726       -       5,995        -
 Transfers between funds..................     14,964     9,316     93,997    11,013      28,227       -       9,255        -
 Surrenders and terminations..............     (2,138)   (1,163)    (9,173)      (36)     (1,326)      -        (763)       -
 Rescissions..............................       (139)      (27)      (459)      (19)       (185)      -         (46)       -
 Other transactions (note 2)..............         28         7        166         4          20       -         (10)       -
                                               ------    ------     ------     -----      ------    ----      ------      ---
     Net increase (decrease) in net assets
      resulting from contract transactions     32,251    13,713    136,358    13,102      40,462       -      14,431        -
                                               ------    ------     ------    ------      ------    ----      ------      ---
Increase (decrease) in net assets.........     37,883    14,234    152,318    13,260      42,110       -      15,527        -
Net assets at beginning of year...........     14,234         -     13,260         -           -       -           -        -
                                               ------    ------    -------    ------      ------    ----      ------      ---
Net assets at end of year.................    $52,117    14,234    165,578    13,260      42,110       -      15,527        -
                                               ======    ======    =======    ======      ======    ====      ======     ====

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
====================================================================================================================================
Financial Statements (cont.)

Statements  of Changes in Net Assets (cont.)
For the years ended  December 31, 1996 and 1995
(In thousands)
                                                                      Mutual Discovery   Mutual Shares
                                                                       Securities Fund  Securities Fund      Total All Funds
                                                                      ----------------  ---------------      ---------------
                                                                        1996     1995    1996     1995      1996         1995
                                                                       ------    ----    ----     ----     ------       ------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net....................................      $ (18)     -      (34)     -      222,978      188,557
  Realized gains (losses) on investments, net......................          -      -        -      -      246,873       68,622
  Net change in unrealized appreciation (depreciation)
   on investments..................................................        200      -      604      -      407,956      896,966
                                                                       -------     ---    ----    ---    ---------    ---------
      Net increase (decrease) in net assets from operations........        182      -      570      -      877,807    1,154,145
                                                                       -------     ---    ----    ---    ---------    ---------
Contract transactions (note 6):
 Purchase payments.................................................      3,317      -    8,157      -    1,236,779    1,087,266
 Transfers between funds...........................................     12,081      -   18,952      -      (16,139)     (11,990)
 Surrenders and terminations.......................................       (506)     -     (537)     -   (1,047,532)    (884,622)
 Rescissions.......................................................          -      -        -      -      (19,687)     (26,236)
 Other transactions (note 2).......................................          -      -       (1)     -        2,915        2,644
                                                                       -------     ---    ----    ---    ---------    ---------
      Net increase (decrease) in net assets resulting
       from contract transactions..................................     14,892      -   26,571      -      156,336      167,062
                                                                       -------     ---  ------    ---    ---------    ---------
Increase (decrease) in net assets..................................     15,074      -   27,141      -    1,034,143    1,321,207
Net assets at beginning of year....................................          -      -        -      -    7,703,211    6,382,004
                                                                       -------     ---  ------    ---    ---------    ---------
Net assets at end of year..........................................    $15,074      -   27,141      -    8,737,354    7,703,211
                                                                       =======     ===  ======    ===    =========    =========

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
================================================================================
Notes to Financial Statements
December 31, 1996


1. Organization

Allianz Life Variable Account B (Variable Account) is a segregated investment account of Allianz Life Insurance Company of North America (Allianz Life) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940
(as amended). The Variable Account was established on May 31, 1985 and commenced operations January 24, 1989. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Allianz Life and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Allianz Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Allianz Life may conduct.

The Variable Account's sub-accounts may invest, at net asset values, in one or more of the funds of the Franklin Valuemark Funds (FVF), managed by Franklin Advisers, Inc. or other of its affiliated adviser entities, in accordance with the selection made by the contract owner. Not all funds are available as investment options for the products which comprise the Variable Account.

Certain officers and trustees of the FVF are also officers and/or directors of Franklin Advisers, Inc. and/or Allianz Life.


2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments

Investments of the Variable Account are valued daily at market value using net asset values provided by Franklin Advisers, Inc.

Realized investment gains include realized gain distributions received from the respective funds and gains on the sale of fund shares as determined by the average cost method. Realized gain distributions are reinvested in the respective funds. Dividend distributions received from the FVF are reinvested in additional shares of the FVF and are recorded as income to the Variable Account on the ex-dividend date.

A Fixed Account investment option is available to deferred annuity contract owners. This account is comprised of equity and fixed income investments which are part of the general assets of Allianz Life. The liabilities of the Fixed Account are part of the general obligations of Allianz Life and are not included in the Variable Account. The guaranteed minimum rate of return on the Fixed Account is 3%.

The Templeton Global Asset Allocation Fund, Fixed Account and Small Cap Fund were added as available investment options on May 1, 1995, October 1, 1995 and November 1, 1995, respectively. The Zero Coupon - 1995 Fund matured and was closed on December 15, 1995. The Capital Growth Fund and Templeton International Smaller Companies Fund were added as available investment options on May 1, 1996. The Mutual Discovery Securities Fund and Mutual Shares Securities Fund were added as available investment options on November 8, 1996.

The Investment Grade Intermediate Bond Fund and Adjustable U.S. Government Fund were closed on October 25, 1996 when shares of the U.S. Government Securities Fund were substituted for all shares of both funds.

On May 1, 1995, the Equity Growth Fund name was changed to Growth and Income Fund. The Global Income Fund name was changed to Templeton Global Income Securities Fund on May 1, 1996.

Contracts in Annuity Payment Period

Annuity reserves are computed for currently payable contracts according to the 1983 Individual Annuity Mortality Table, using an assumed investment return
(AIR) equal to the AIR of the specific contracts, either 3% or 5%. Charges to annuity reserves for mortality and risk expense are reimbursed to Allianz Life if the reserves required are less than originally estimated. If additional reserves are required, Allianz Life reimburses the account.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
================================================================================
Notes to Financial Statements (cont.)
December 31, 1996

2. Significant Accounting Policies (cont.)

Expenses

Asset Based Expenses

A mortality and expense risk charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to 1.25% of the daily net assets of the Variable Account.

An administrative charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to 0.15% of the daily net assets of the Variable Account.

Contract Based Expenses

A contract maintenance charge is paid by the contract owner annually from each deferred annuity contract by liquidating contract units at the end of the contract year and at the time of full surrender. The amount of the charge is $30 each year. Contract maintenance charges paid by the contract owners during the years ended December 31, 1996 and 1995 were $4,491,487 and $4,294,361, respectively. These contract charges are reflected in the Statements of Changes in Net Assets as other transactions.

A contingent deferred sales charge is deducted from the contract value at the time of a surrender. This charge applies only to a surrender of purchase payments received within five years of the date of surrender. For this purpose, purchase payments are allocated on a first-in, first-out basis. The amount of the contingent deferred sales charge is calculated by: (a) allocating purchase payments to the amount surrendered; and (b) multiplying each allocated purchase payment that has been held under the contract for the period shown below by the charge shown below:

             Valuemark II                            Valuemark III
     ---------------------------             ----------------------------
     Years Since Payment  Charge             Years Since Payment   Charge
     -------------------  ------             -------------------   ------
             0-1            5%                       0-1             6%
             1-2            5%                       1-2             5%
             2-3            4%                       2-3             4%
             3-4            3%                       3-4             3%
             4-5           1.5%                      4-5            1.5%
             5+             0%                       5+              0%

and (c) adding the products of each multiplication in (b) above.

A deferred annuity contract owner may, not more frequently than once annually on a cumulative basis, make a surrender each contract year of fifteen percent (15%) of purchase payments paid, less any prior surrenders, without incurring a contingent deferred sales charge. For a partial surrender, the contingent deferred sales charge will be deducted from the remaining contract value, if sufficient; otherwise it will be deducted from the amount surrendered. Total contingent deferred sales charges paid by the contract owners for the years ended December 31, 1996 and 1995 were $10,529,337 and $12,373,225, respectively.

Currently, twelve transfers are permitted each contract year. Thereafter, the fee is $25 per transfer, or 2% of the amount transferred, if less. Currently, transfers associated with the dollar cost averaging program are not counted. Total transfer charges paid by the contract owners for the years ended December 31, 1996 and 1995 were $93,255 and $119,180, respectively. Transfer charges are reflected in the Statements of Changes in Net Assets as other transactions. Net transfers to the Fixed Account for the years ended December 31, 1996 and 1995 were $16,138,672 and $11,989,631, respectively.

Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Allianz Life may, in its sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right Allianz Life may have to deduct such amounts at a later date.

On certain contracts, a systematic withdrawal plan is available which allows an owner to withdraw up to 9% of purchase payments less prior surrenders annually, paid monthly or quarterly, without incurring a contingent deferred sales charge. The exercise of the systematic withdrawal plan in any contract year replaces the 15% penalty free privilege for that year.

A rescission is defined as a contract that is returned to the Company by the Contract Owner and canceled within the free-look period, generally within 10 days.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
================================================================================
Notes to Financial Statements (cont.)
December 31, 1996

3. Capitalization

Allianz Life provides capital for the establishment of new funds as investment options of the Variable Account. The capitalization transactions were as follows during the years ended December 31, 1996 and 1995:

                                                  Capitalization    Date of     Market Value    Date of
Fund                                                  Amount     Capitalization at Withdrawal Withdrawal
------------------------------------------------- -------------- -------------- ------------- ----------
Templeton Global Asset Allocation Fund...........    $500,000       4/18/95       $525,500     12/21/95
Small Cap Fund...................................    $250,000       9/18/95       $313,250      5/29/96
Capital Growth Fund..............................    $250,000       4/30/96       $281,250      11/7/96
Templeton International Smaller Companies Fund...    $250,000       4/30/96       $269,250      11/7/96
Mutual Discovery Securities Fund.................    $250,000       11/8/96       $252,250     12/23/96
Mutual Shares Securities Fund....................    $250,000       11/8/96       $255,750     12/23/96

4. Investment Transactions

The sub-account purchases of fund shares, including reinvestment of dividend distributions, were as follows during the year ended December 31, 1996 (in thousands):

Money Market Fund................................. $ 427,380
Growth and Income Fund............................   223,414
Precious Metals Fund..............................    74,746
High Income Fund..................................   162,983
Real Estate Securities Fund.......................    58,740
U.S. Government Securities Fund...................   313,392
Utility Equity Fund...............................    73,703
Zero Coupon Fund - 2000...........................    15,596
Zero Coupon Fund - 2005...........................    13,140
Zero Coupon Fund - 2010...........................    33,995
Templeton Global Income Securities Fund...........    21,233
Investment Grade Intermediate Bond Fund...........    15,348
Income Securities Fund............................   134,521
Adjustable U.S. Government Fund...................    25,745
Templeton Pacific Growth Fund.....................   130,000
Rising Dividends Fund.............................    76,266
Templeton International Equity Fund...............   169,986
Templeton Developing Markets Equity Fund..........   106,281
Templeton Global Growth Fund......................   173,466
Templeton Global Asset Allocation Fund............    34,368
Small Cap Fund....................................   185,786
Capital Growth Fund...............................    43,381
Templeton International Smaller Companies Fund....    17,454
Mutual Discovery Securities Fund..................    14,879
Mutual Shares Securities Fund.....................    26,453

5. Federal Income Taxes

Operations of the Variable Account form a part of, and are taxed with, operations of Allianz Life, which is taxed as a life insurance company under the Internal Revenue Code.

Allianz Life does not expect to incur any federal income taxes in the operation of the Variable Account. If, in the future, Allianz Life determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
================================================================================
Notes to Financial Statements (cont.)
December 31, 1996

6. Contract Transactions - Accumulation Unit Activity (In thousands)

Transactions in units for each fund for the years ended December 31, 1996 and 1995 were as follows:

                                                Growth                                      U.S.                 Zero      Zero
                                       Money      and    Precious   High    Real Estate  Government   Utility   Coupon    Coupon
                                      Market    Income    Metals   Income   Securities   Securities   Equity    Fund -    Fund -
                                       Fund      Fund      Fund     Fund       Fund         Fund       Fund      1995      2000
                                      ------    ------     -----    -----   -----------  ----------   -------   ------    ------
Accumulation units outstanding
 at December 31, 1994............     39,437    35,695     8,285   15,679     11,645        36,490     70,082    3,195     4,953
Contract transactions:
 Purchase payments................    15,069     6,403       796    2,877      1,233         3,115      4,303      106       966
 Transfers between funds..........   (13,495)    9,757    (1,290)   2,959       (792)         (266)       736   (2,398)      800
 Surrenders and terminations......    (9,580)   (4,859)     (846)  (2,661)    (1,077)       (4,916)    (8,372)    (905)     (636)
 Rescissions......................      (410)     (118)      (24)    (102)       (17)         (118)      (113)      (3)      (16)
 Other transactions...............        19        15        (2)       4          6             8         33        5        (1)
                                      ------    ------     ------   -----     ------        ------     ------    -----     -----
       Net increase (decrease)
        in accumulation units
        resulting from contract
        transactions..............    (8,397)   11,198    (1,366)   3,077       (647)       (2,177)    (3,413)  (3,195)    1,113
                                      ------    ------     -----    -----     ------        ------     ------    -----     -----
Accumulation units outstanding
 at December 31, 1995.............    31,040    46,893     6,919   18,756     10,998        34,313     66,669        -     6,066
                                      ======    ======     =====   ======     ======        ======     ======    =====     =====
Contract transactions:
 Purchase payments................    13,261     7,454     1,298    2,862      1,562         2,609      2,847        -       672
 Transfers between funds..........    (6,879)    1,961      (484)   1,598      1,332        12,819     (7,585)       -      (308)
 Surrenders and terminations......    (9,147)   (6,143)     (717)  (2,446)    (1,125)       (5,122)    (8,824)       -      (782)
 Rescissions......................      (226)     (163)      (20)     (38)       (11)          (44)       (37)       -       (12)
 Other transactions...............        11        25         2        4          1            23         16        -         -
                                      ------    ------     -----    -----      -----        ------     ------    -----     -----
       Net increase (decrease)
        in accumulation units
        resulting from contract
        transactions..............    (2,980)    3,134        79    1,980      1,759        10,285    (13,583)       -      (430)
                                      ------    ------     -----    -----      -----        ------    -------    -----     -----
Accumulation units outstanding
 at December 31, 1996.............    28,060    50,027     6,998   20,736     12,757        44,598     53,086        -     5,636
                                      ======    ======     =====   ======     ======        ======     ======    =====     =====

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
================================================================================
Notes to Financial Statements (cont.)
December 31, 1996

6. Contract Transactions - Accumulation Unit Activity (In thousands) (cont.)

                                                   Templeton
                                   Zero    Zero     Global    Investment             Adjustable   Templeton             Templeton
                                  Coupon  Coupon    Income      Grade       Income      U.S.       Pacific   Rising   International
                                  Fund -  Fund -  Securities Intermediate Securities Government    Growth   Dividends    Equity
                                   2005    2010      Fund      Bond Fund     Fund       Fund        Fund      Fund        Fund
                                  ------  ------  ---------- ------------  --------  ---------    --------   -------   -----------
Accumulation units outstanding
 at December 31, 1994..........    2,780    2,589    16,855      9,772      56,569     19,865       27,231   28,778      60,464
Contract transactions:
 Purchase payments.............      715      652       904      1,016       7,979      3,753        2,065    3,782       7,774
 Transfers between funds.......      269      511    (1,494)        30       1,879     (6,551)      (4,013)   4,493      (2,530)
 Surrenders and terminations...     (249)    (297)   (2,058)    (1,099)     (6,965)    (2,397)      (2,714)  (3,208)     (5,662)
 Rescissions...................      (10)     (27)      (28)       (25)       (192)       (95)         (82)     (68)       (168)
 Other transactions............       (1)       9         2         (2)         39         25           (4)      12           5
                                   -----    -----    ------     ------      ------     ------       ------   ------      ------
       Net increase (decrease)
        in accumulation units
        resulting from contract
        transactions...........      724      848    (2,674)       (80)      2,740     (5,265)      (4,748)   5,011        (581)
                                   -----    -----    ------     ------      ------     ------       ------   ------      ------
Accumulation units outstanding
 at December 31, 1995..........    3,504    3,437    14,181      9,692      59,309     14,600       22,483   33,789      59,883
                                   =====    =====    ======     ======      ======     ======       ======   ======      ======
Contract transactions:
 Purchase payments.............      513      618       740        719       7,457      2,202        2,196    3,849       7,288
 Transfers between funds.......     (139)    (403)   (1,254)    (9,490)     (1,819)   (15,066)         (62)   1,653       3,483
 Surrenders and terminations...     (290)    (342)   (1,802)      (905)     (7,308)    (1,693)      (2,537)  (3,644)     (6,198)
 Rescissions...................       (8)     (12)      (11)       (18)       (159)       (46)         (26)     (87)       (110)
 Other transactions............       (1)      (1)        3          2          24          3            7        9          29
                                   -----    -----    ------     ------      ------     ------       ------   ------      ------
       Net increase (decrease)
        in accumulation units
        resulting from contract
        transactions...........       75     (140)   (2,324)    (9,692)     (1,805)   (14,600)        (422)   1,780       4,492
                                   -----    -----    ------     ------      ------     ------       ------   ------      ------
Accumulation units outstanding
 at December 31, 1996..........    3,579    3,297    11,857          -      57,504          -       22,061   35,569      64,375
                                   =====    =====    ======     ======      ======     ======       ======   ======      ======


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
================================================================================
Notes to Financial Statements (cont.)
December 31, 1996

6. Contract Transactions - Accumulation Unit Activity (In thousands) (cont.)

                                     Templeton             Templeton                    Templeton
                                    Developing  Templeton   Global                    International  Mutual     Mutual
                                      Markets    Global      Asset     Small   Capital   Smaller    Discovery   Shares     Total
                                      Equity     Growth   Allocation    Cap    Growth   Companies  Securities Securities    All
                                       Fund       Fund       Fund      Fund     Fund      Fund        Fund       Fund      Funds
                                    ---------   --------- ----------   -----   ------  -----------  --------   --------   -------
Accumulation units outstanding
 at December 31, 1994..............     9,774     14,637          -        -       -          -           -         -     474,775
Contract transactions:
 Purchase payments.................     4,364     10,991        538      212       -          -           -         -      79,613
 Transfers between funds...........     2,372      4,306        916    1,096       -          -           -         -      (2,705)
 Surrenders and terminations.......      (773)    (1,448)      (114)      (4)      -          -           -         -     (60,840)
 Rescissions.......................      (112)      (183)        (3)      (2)      -          -           -         -      (1,916)
 Other transactions................        (7)         6          1        -       -          -           -         -         172
                                        -----     ------      -----    -----    ----       ----        ----      ----     -------
       Net increase (decrease)
        in accumulation units
        resulting from contract
        transactions...............     5,844     13,672      1,338    1,302       -          -           -         -      14,324
                                        -----     ------      -----    -----    ----       ----        ----      ----     -------
Accumulation units outstanding
 at December 31, 1995..............    15,618     28,309      1,338    1,302       -          -           -         -     489,099
                                       ======     ======      =====    =====    ====       ====        ====      ====     =======
Contract transactions:
 Purchase payments.................     5,057     11,183      1,657    4,358   1,261        568         327       797      83,355
 Transfers between funds...........     3,367      3,694      1,303    7,933   2,597        897       1,194     1,869       2,211
 Surrenders and terminations.......    (1,569)    (2,720)      (184)    (786)   (121)       (72)        (50)      (53)    (64,580)
 Rescissions.......................       (53)      (141)       (12)     (38)    (17)        (4)          -         -      (1,293)
 Other transactions................         3          2          2       15       2         (1)          -         -         180
                                       ------     ------      -----    -----   -----       ----       -----     -----     -------
      Net increase (decrease)
       in accumulation units
       resulting from contract
       transactions................     6,805     12,018      2,766   11,482   3,722      1,388       1,471     2,613      19,873
                                       ------     ------      -----   ------   -----      -----       -----     -----     -------
Accumulation units outstanding
 at December 31, 1996..............    22,423     40,327      4,104   12,784   3,722      1,388       1,471     2,613     508,972
                                       ======     ======      =====   ======   =====      =====       =====     =====     =======

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
================================================================================
Notes to Financial Statements (cont.)
December 31, 1996

7. Unit Values

A summary of accumulation unit values and accumulation units outstanding for variable annuity contracts and the expense ratios, including expenses of the underlying funds, for each of the five years in the period ended December 31, 1996 follows.


                                                                     Accumulation                                Ratio of Expenses
                                                                  Units Outstanding  Accumulation   Net Assets      to Average
                                                                    (in thousands)    Unit Value  (in thousands)   Net Assets*
                                                                  -----------------  ------------ --------------   -----------
Money Market Fund
December 31,
 1996...........................................................           28,060       $13.359      $ 375,629           1.83%
 1995...........................................................           31,040        12.883        399,935           1.80
 1994...........................................................           39,437        12.354        487,239           1.86
 1993...........................................................           10,247        12.066        123,639           2.06
 1992...........................................................            6,951        11.932         82,944           2.09

Growth and Income Fund
December 31,
 1996...........................................................           50,027        19.490        977,110           1.90
 1995...........................................................           46,893        17.310        812,732           1.92
 1994...........................................................           35,695        13.215        471,773           1.94
 1993...........................................................           24,719        13.677        338,082           1.98
 1992...........................................................           17,144        12.574        215,559           2.02

Precious Metals Fund
December 31,
 1996...........................................................            6,998        14.467        101,248           2.05
 1995...........................................................            6,919        14.109         97,630           2.06
 1994...........................................................            8,285        13.979        115,828           2.08
 1993...........................................................            4,685        14.464         67,770           2.08
 1992...........................................................            1,419         9.424         13,374           2.09

High Income Fund
December 31,
 1996...........................................................           20,736        19.375        402,379           1.94
 1995...........................................................           18,756        17.252        323,580           1.96
 1994...........................................................           15,679        14.608        229,026           2.00
 1993...........................................................           11,787        15.155        178,627           2.04
 1992...........................................................            4,780        13.278         63,462           2.08

Real Estate Securities Fund
December 31,
 1996...........................................................           12,757        23.668        301,974           1.97
 1995...........................................................           10,998        18.073        198,773           1.99
 1994...........................................................           11,645        15.594        181,599           2.02
 1993...........................................................            5,589        15.369         85,896           2.07
 1992...........................................................            1,052        13.095         13,782           2.09

U.S. Government Securities Fund
December 31,
 1996...........................................................           44,598        16.650        742,973           1.91
 1995...........................................................           34,313        16.298        559,234           1.92
 1994...........................................................           36,490        13.835        504,837           1.93
 1993...........................................................           40,402        14.698        593,842           1.94
 1992...........................................................           25,054        13.586        340,391           1.99

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
================================================================================
Notes to Financial Statements (cont.)
December 31, 1996

7. Unit Values (cont.)

                                                                     Accumulation                               Ratio of Expenses
                                                                  Units Outstanding Accumulation   Net Assets      to Average
                                                                    (in thousands)   Unit Value  (in thousands)    Net Assets*
                                                                  ----------------- ------------ --------------   ------------
Utility Equity Fund
December 31,
 1996...........................................................           53,086       $20.654     $1,097,873           1.90%
 1995...........................................................           66,669        19.565      1,305,495           1.90
 1994...........................................................           70,082        15.104      1,058,531           1.92
 1993...........................................................           84,217        17.319      1,458,533           1.91
 1992...........................................................           39,387        15.889        625,803           1.95

Zero Coupon Fund - 1995
December 31,
 1995 1.........................................................            1,670        15.200         25,382           1.80+
 1994...........................................................            3,195        14.380         45,941           1.80
 1993...........................................................            3,092        14.480         44,771           1.76
 1992...........................................................            2,871        13.665         39,236           1.65

Zero Coupon Fund - 2000
December 31,
 1996...........................................................            5,636        18.475        104,125           1.80
 1995...........................................................            6,066        18.294        110,965           1.80
 1994...........................................................            4,953        15.373         76,140           1.80
 1993...........................................................            3,787        16.717         63,301           1.77
 1992...........................................................            2,886        14.595         42,124           1.65

Zero Coupon Fund - 2005
December 31,
 1996...........................................................            3,579        20.517         73,434           1.80
 1995...........................................................            3,504        20.914         73,292           1.80
 1994...........................................................            2,780        16.096         44,756           1.80
 1993...........................................................            2,020        18.050         36,469           1.77
 1992...........................................................            1,090        14.975         16,321           1.65

Zero Coupon Fund - 2010
December 31,
 1996...........................................................            3,297        21.522         70,969           1.80
 1995...........................................................            3,437        22.431         77,136           1.80
 1994...........................................................            2,589        15.930         41,255           1.80
 1993...........................................................            1,405        18.144         25,489           1.65
 1992...........................................................              849        14.670         12,456           1.65

Templeton Global Income Securities Fund
December 31,
 1996...........................................................           11,857        16.781        198,968           2.01
 1995...........................................................           14,181        15.522        220,143           2.04
 1994...........................................................           16,855        13.726        231,368           2.11
 1993...........................................................           13,054        14.650        191,246           2.13
 1992...........................................................            5,487        12.733         69,860           2.07

Investment Grade Intermediate Bond Fund
December 31,
 1996 2.........................................................            8,323        15.740        131,012           2.00+
 1995...........................................................            9,692        15.463        149,882           2.01
 1994...........................................................            9,772        14.257        139,325           2.03
 1993...........................................................            7,677        14.389        110,466           2.06
 1992...........................................................            3,333        13.442         44,807           2.08

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
================================================================================
Notes to Financial Statements (cont.)
December 31, 1996

7. Unit Values (cont.)

                                                                     Accumulation                               Ratio of Expenses
                                                                  Units Outstanding Accumulation   Net Assets      to Average
                                                                    (in thousands)   Unit Value  (in thousands)    Net Assets*
                                                                  ----------------- ------------ --------------   ------------
Income Securities Fund
December 31,
 1996...........................................................           57,504       $21.708     $1,251,844           1.90%
 1995...........................................................           59,309        19.785      1,175,143           1.91
 1994...........................................................           56,569        16.392        927,343           1.94
 1993...........................................................           38,967        17.734        691,056           1.96
 1992...........................................................           11,397        15.163        172,807           2.07

Adjustable U.S. Government Fund
December 31,
 1996 2.........................................................           10,926        12.389        135,355           1.99+
 1995...........................................................           14,600        11.951        174,507           1.99
 1994...........................................................           19,865        11.077        220,042           1.97
 1993...........................................................           24,975        11.254        281,061           1.98
 1992...........................................................           21,858        11.020        240,875           2.00

Templeton Pacific Growth Fund
December 31,
 1996...........................................................           22,061        14.932        330,159           2.39
 1995...........................................................           22,483        13.630        306,843           2.41
 1994...........................................................           27,231        12.802        348,655           2.47
 1993...........................................................           14,240        14.233        202,676           2.54
 1992 3.........................................................              534         9.761          5,209           2.71+

Rising Dividends Fund
December 31,
 1996...........................................................           35,569        15.303        545,127           2.16
 1995...........................................................           33,789        12.498        422,992           2.18
 1994...........................................................           28,778         9.769        281,145           2.20
 1993...........................................................           26,256        10.327        271,147           2.19
 1992 3.........................................................            8,388        10.848         90,995           2.07+

Templeton International Equity Fund
December 31,
 1996...........................................................           64,375        16.081      1,036,583           2.29
 1995...........................................................           59,883        13.263        794,670           2.32
 1994...........................................................           60,464        12.161        735,339           2.39
 1993...........................................................           24,026        12.226        293,740           2.52
 1992 3.........................................................            1,329         9.642         12,812           3.17+

Templeton Developing Markets Equity Fund
December 31,
 1996...........................................................           22,423        11.487        259,346           2.89
 1995...........................................................           15,618         9.582        150,481           2.81
 1994 4.........................................................            9,774         9.454         92,469           2.93+

Templeton Global Growth Fund
December 31,
 1996...........................................................           40,327        13.560        550,066           2.33
 1995...........................................................           28,309        11.339        322,284           2.37
 1994 4.........................................................           14,637        10.201        149,393           2.54+

Templeton Global Asset Allocation Fund
December 31,
 1996...........................................................            4,104        12.514         52,117           2.26
 1995 5.........................................................            1,338        10.591         14,234           2.30+

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
================================================================================
Notes to Financial Statements (cont.)
December 31, 1996

7. Unit Values (cont.)

                                                                     Accumulation                               Ratio of Expenses
                                                                  Units Outstanding Accumulation   Net Assets      to Average
                                                                    (in thousands)   Unit Value  (in thousands)    Net Assets*
                                                                  ----------------- ------------ --------------   ------------
Small Cap Fund
December 31,
 1996...........................................................           12,784       $12.913      $ 165,578           2.17%
 1995 6.........................................................            1,302        10.146         13,260           2.30+

Capital Growth Fund
December 31,
 1996 7.........................................................            3,722        11.254         42,110           2.17+

Templeton International Smaller Companies Fund
December 31,
 1996 7.........................................................            1,388        11.145         15,527           2.18+

Mutual Discovery Securities Fund
December 31,
 1996 8.........................................................            1,471        10.180         15,074           2.77+

Mutual Shares Securities Fund
December 31,
 1996 8.........................................................            2,613        10.330         27,141           2.40+

*For the year ended December 31, including the effect of the expenses of the underlying funds.
+Annualized.
1Period from January 1, 1995 to December 15, 1995 (fund closure).
2Period from January 1, 1996 to October 25, 1996 (fund closure).
3Period from January 27, 1992 (fund commencement) to December 31, 1992. 4Period from March 15, 1994 (fund commencement) to December 31, 1994. 5Period from May 1, 1995 (fund commencement) to December 31, 1995.
6Period from November 1, 1995 (fund commencement) to December 31, 1995. 7Period from May 1, 1996 (fund commencement) to December 31, 1996.
8Period from November 8, 1996 (fund commencement) to December 31, 1996.





                             ALLIANZ LIFE INSURANCE
                            COMPANY OF NORTH AMERICA
                                AND SUBSIDIARIES

                        Consolidated Financial Statements


                           December 31, 1996 and 1995

KPMG Peat Marwick LLP
4200 Norwest Center
90 South Seventh Street
Minneapolis, MN  55402







                          Independent Auditors' Report




The Board of Directors
Allianz Life Insurance Company of North America:


We have audited the accompanying consolidated balance sheets of Allianz Life Insurance Company of North America (a wholly owned subsidiary of Allianz of America, Inc.) and subsidiaries as of December 31, 1996 and 1995, and the related consolidated statements of income, stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 1996. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of Allianz Life Insurance Company of North America and subsidiaries as of December 31, 1996 and 1995, and the results of their operations, changes in stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 1996, in conformity with generally accepted accounting principles.

In 1994, as discussed in note 1 to the consolidated financial statements, the Company adopted the provisions of the Financial Accounting Standards Board's Statement of Financial Accounting Standards No. 115, Accounting for Certain Investments in Debt and Equity Securities.

                                           KPMG Peat Marwick LLP


February 4, 1997

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                           Consolidated Balance Sheets

                           December 31, 1996 and 1995
                                 (in thousands)

               Assets                                                         1996                    1995
---------------------------------------------------------------------------------------------------------------------
Investments:
  Fixed maturities, at market                                         $   2,768,306               2,549,598
  Equity securities, at market                                              327,834                 254,458
  Mortgage loans on real estate                                             245,559                 203,128
  Real estate, at cost                                                       34,129                   8,806
  Investment in real estate partnerships, at equity                          10,695                  11,975
  Certificates of deposit and short-term securities                         204,972                  31,501
  Policy loans                                                              103,708                 104,184
  Other long-term investments                                                   124                     650
---------------------------------------------------------------------------------------------------------------------
                     Total investments                                    3,695,327               3,164,300


Cash                                                                         37,992                  36,449
Accrued investment income                                                    36,130                  36,858
Receivables (net of allowance for uncollectible
  accounts of $4,630 in 1996 and $7,697 in 1995)                            155,278                 124,700
Reinsurance receivable:
  Funds held on deposit                                                   1,101,716               1,060,566
  Recoverable on future policy benefit reserves                              48,909                  43,248
  Recoverable on unpaid claims                                              142,199                 109,075
  Receivable on paid claims                                                  18,240                  22,172
Prepaid insurance premiums                                                    4,840                   4,078
Home office property and equipment (net of accumulated
  depreciation of $20,090 in 1996 and $21,256 in 1995)                        9,590                   8,790
Deferred acquisition costs                                                  863,338                 826,994
Federal income tax recoverable                                               12,455                   3,947
Other assets                                                                 11,622                  11,048
---------------------------------------------------------------------------------------------------------------------
                     Assets, exclusive of separate account assets         6,137,636               5,452,225


Separate account assets                                                   9,520,561               8,402,003

---------------------------------------------------------------------------------------------------------------------
                     Total assets                                     $  15,658,197              13,854,228
=====================================================================================================================

See accompanying notes to consolidated financial statements.

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                     Consolidated Balance Sheets, continued

                           December 31, 1996 and 1995
                                 (in thousands)

                                                                              1996                    1995
---------------------------------------------------------------------------------------------------------------------
Liabilities:
  Future policy benefit reserves:
    Life                                                             $    1,204,633               1,088,964
    Annuity                                                               2,879,221               2,601,943
  Policy and contract claims                                                438,824                 371,898
  Unearned premiums                                                          32,176                  34,181
  Reinsurance payable                                                        96,857                  72,838
  Deferred income taxes                                                     150,760                 140,174
  Accrued expenses                                                           84,254                  66,779
  Commissions due and accrued                                                37,103                  22,979
  Other policyholder funds                                                   52,267                  82,138
  Other liabilities                                                         147,364                  19,137
---------------------------------------------------------------------------------------------------------------------
            Liabilities, exclusive of separate account liabilities        5,123,459               4,501,031

  Separate account liabilities                                            9,520,561               8,402,003

---------------------------------------------------------------------------------------------------------------------
                     Total liabilities                                   14,644,020              12,903,034
---------------------------------------------------------------------------------------------------------------------


Stockholder's equity:
  Common stock, $1 par value, 20 million shares
     authorized, issued and outstanding                                      20,000                  20,000
  Preferred stock, $1 par value, cumulative,
     200 million shares authorized, 25 million shares
     issued and outstanding                                                  25,000                  25,000
  Additional paid-in capital                                                407,088                 407,088
  Net unrealized gain on investments
     net of deferred federal income taxes                                   102,637                 139,204
  Net unrealized Canadian currency loss                                      (3,473)                 (3,455)
  Retained earnings                                                         462,925                 363,357
---------------------------------------------------------------------------------------------------------------------
                     Total stockholder's equity                           1,014,177                 951,194

Commitments and contingencies (notes 6 and 11)
---------------------------------------------------------------------------------------------------------------------

            Total liabilities and stockholder's equity               $   15,658,197              13,854,228
=====================================================================================================================

See accompanying notes to consolidated financial statements.

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                        Consolidated Statements of Income

                  Years ended December 31, 1996, 1995 and 1994
                                 (in thousands)

                                                                    1996                        1995                      1994
----------------------------------------------------------------------------------------------------------------------------------
Revenue:
  Life insurance premiums                                 $       284,084                     257,647                   234,295
  Other life policy considerations                                 85,747                      93,158                    92,254
  Annuity considerations                                          170,656                     147,112                   120,240
  Accident and health premiums                                    603,230                     527,059                   547,508
----------------------------------------------------------------------------------------------------------------------------------
                     Total premiums and considerations          1,143,717                   1,024,976                   994,297

  Premiums ceded                                                  277,163                     223,226                   244,208
----------------------------------------------------------------------------------------------------------------------------------
                     Net premiums and considerations              866,554                     801,750                   750,089

  Investment income, net                                          222,622                     201,158                   181,291
  Realized investment gains, net                                   28,561                      29,202                       829
  Other                                                             6,193                      10,140                    12,703
----------------------------------------------------------------------------------------------------------------------------------
                     Total revenue                              1,123,930                   1,042,250                   944,912
----------------------------------------------------------------------------------------------------------------------------------

Benefits and expenses:
  Life insurance benefits                                         281,441                     268,163                   254,326
  Annuity benefits                                                153,238                     145,636                   131,793
  Accident and health insurance benefits                          434,793                     374,743                   379,122
----------------------------------------------------------------------------------------------------------------------------------
                     Total benefits                               869,472                     788,542                   765,241

  Benefit recoveries                                              249,552                     210,702                   212,144
----------------------------------------------------------------------------------------------------------------------------------
                     Net benefits                                 619,920                     577,840                   553,097

  Commissions and other agent compensation                        267,714                     233,939                   313,715
  General and administrative expenses                              99,018                     115,419                   111,116
  Taxes, licenses and fees                                         19,959                      17,672                    22,514
  Increase in deferred acquisition costs, net                     (36,344)                    (28,552)                 (132,090)
  Minority interest in income of consolidated
    subsidiary                                                          0                         (30)                      (66)
----------------------------------------------------------------------------------------------------------------------------------
                     Total benefits and expenses                  970,267                     916,288                   868,286
----------------------------------------------------------------------------------------------------------------------------------

            Income from operations before income taxes            153,663                     125,962                    76,626
----------------------------------------------------------------------------------------------------------------------------------

Income tax expense:
  Current                                                          21,936                      12,993                     5,098
  Deferred                                                         30,559                      25,772                    16,053
----------------------------------------------------------------------------------------------------------------------------------
                     Total income tax expense                      52,495                      38,765                    21,151
----------------------------------------------------------------------------------------------------------------------------------


                     Net income                           $       101,168                      87,197                    55,475
==================================================================================================================================

See accompanying notes to consolidated financial statements.

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                 Consolidated Statements of Stockholder's Equity

                  Years ended December 31, 1996, 1995 and 1994
                                 (in thousands)

                                                                    1996                        1995                      1994
----------------------------------------------------------------------------------------------------------------------------------
Common stock:
  Balance at beginning and end of year                    $        20,000                      20,000                    20,000
----------------------------------------------------------------------------------------------------------------------------------

Preferred Stock:
  Balance at beginning of year                                     25,000                      40,000                         0
  Issuance of stock during the year                                     0                           0                    40,000
  Redemption of stock during the year                                   0                     (15,000)                        0
----------------------------------------------------------------------------------------------------------------------------------
  Balance at end of year                                           25,000                      25,000                    40,000
----------------------------------------------------------------------------------------------------------------------------------

Additional paid-in capital:
  Balance at beginning of year                                    407,088                     406,494                   401,304
  Additional contribution from parent                                   0                         594                     5,190
----------------------------------------------------------------------------------------------------------------------------------
  Balance at end of year                                          407,088                     407,088                   406,494
----------------------------------------------------------------------------------------------------------------------------------

Net unrealized gain (loss) on investments:
  Balance at beginning of year                                    139,204                     (62,073)                    9,071
  Cumulative effect of implementation of Statement
     No. 115, net of deferred federal income taxes                      0                           0                    74,866
  Net unrealized gain on securities transferred
     from held-to-maturity to available-for-sale
     classification, net of deferred federal income taxes               0                       1,789                         0
  Net unrealized gain (loss) during the year,
     net of deferred federal income taxes                         (36,567)                    199,488                  (146,010)
----------------------------------------------------------------------------------------------------------------------------------
  Balance at end of year                                          102,637                     139,204                   (62,073)
----------------------------------------------------------------------------------------------------------------------------------
Net unrealized Canadian currency loss:
  Balance at beginning of year                                     (3,455)                     (3,787)                   (2,708)
  Net unrealized gain (loss) during the year,
     net of deferred federal income taxes                             (18)                        332                    (1,079)
----------------------------------------------------------------------------------------------------------------------------------
  Balance at end of year                                           (3,473)                     (3,455)                   (3,787)
----------------------------------------------------------------------------------------------------------------------------------

Retained earnings:
  Balance at beginning of year                                    363,357                     278,811                   223,749
  Net income                                                      101,168                      87,197                    55,475
  Cash dividend to stockholder                                     (1,600)                     (2,651)                     (413)
----------------------------------------------------------------------------------------------------------------------------------
  Balance at end of year                                          462,925                     363,357                   278,811
----------------------------------------------------------------------------------------------------------------------------------

       Total stockholder's equity                         $     1,014,177                     951,194                   679,445
==================================================================================================================================

See accompanying notes to consolidated financial statements.

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                      Consolidated Statements of Cash Flows

                        December 31, 1996, 1995 and 1994
                                 (in thousands)

                                                               1996           1995          1994
-----------------------------------------------------------------------------------------------------------
Cash flows used in operating activities:
  Net income                                              $  101,168         87,197        55,475
-----------------------------------------------------------------------------------------------------------

    Adjustments to reconcile net income to net
      cash used in operating activities:
        Realized gains on investments                        (28,561)       (29,202)         (829)
        Deferred federal income tax expense                   30,559         25,772        16,053
        Charges to policy account balances                   (84,069)      (120,254)     (125,488)
        Interest credited to policy account balances         166,766        169,151       150,490
        Change in:
          Accrued investment income                              728         (2,072)         (764)
          Receivables                                        (30,578)       (13,300)       12,040
          Reinsurance receivables                           (119,384)      (190,953)      (93,453)
          Deferred acquisition costs                         (36,344)       (28,552)     (132,090)
          Future policy benefit reserves                      76,478         66,932        20,791
          Policy and contract claims
            and other policyholder funds                      37,055         25,116        25,072
          Unearned premiums                                   (2,005)        (6,195)       (1,194)
          Reinsurance payable                                 24,019         (8,669)       19,779
          Current tax recoverable                             (8,508)          (153)       (6,255)
          Accrued expenses and other liabilities              15,506         17,365         7,556
          Commissions due and accrued                         14,124         (1,211)        3,316
        Depreciation and amortization                        (25,874)       (23,391)      (11,498)
        Other, net                                            (1,568)           916           (86)
-----------------------------------------------------------------------------------------------------------
               Total adjustments                              28,344       (118,700)     (116,560)
-----------------------------------------------------------------------------------------------------------

               Net cash used in operating activities         129,512        (31,503)      (61,085)
-----------------------------------------------------------------------------------------------------------

See accompanying notes to consolidated financial statements.

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                Consolidated Statements of Cash Flows, continued

                        December 31, 1996, 1995 and 1994
                                 (in thousands)
                                                                    1996                1995               1994
------------------------------------------------------------------------------------------------------------------------
Cash flows used in operating activities                           129,512             (31,503)           (61,085)

Cash flows used in investing activities:
  Purchase of fixed maturities, at market                   $  (1,324,676)         (1,533,290)          (928,532)
  Purchase of equity securities                                  (137,304)           (166,701)          (145,267)
  Purchase of real estate                                         (26,980)                  0                  0
  Funding of mortgage loans                                       (70,265)            (66,301)           (64,808)
  Sale of fixed maturities, at market                           1,043,748           1,242,988            791,659
  Matured or redeemed fixed maturities, at amortized cost               0               7,022              4,342
  Matured fixed maturities, at market                               2,711              38,991             32,508
  Sale of equity securities                                       122,788              97,619            150,347
  Sale of real estate                                               4,324                   0                  0
  Repayment of mortgage loans                                      23,317              25,563             28,206
  Purchase of minority interest's shares in subsidiary                  0              (7,903)                 0
  Net change in certificates of deposit and
    short-term securities                                        (173,471)            123,806            (96,344)
  Change in liability related to
    reverse repurchase transactions                               130,196             (58,150)            58,150
  Other                                                             2,090              (2,851)            (6,699)
------------------------------------------------------------------------------------------------------------------------

           Net cash used in investing activities                 (403,522)           (299,207)          (176,438)
------------------------------------------------------------------------------------------------------------------------


Cash flows used in financing activities:
  Policyholders' deposits to account balances               $     592,670             553,699            526,918
  Policyholders' withdrawals from account balances               (368,490)           (291,102)          (235,309)
  Change in assets held under reinsurance agreements               52,973              36,354            (59,349)
  Net change in mortgage notes payable                                  0              (1,049)               (39)
  Additional paid-in capital from parent                                0                 594              5,190
  Preferred stock transactions                                          0             (15,000)            40,000
  Cash dividends paid                                              (1,600)             (2,651)              (413)
------------------------------------------------------------------------------------------------------------------------

           Net cash used in financing activities                  275,553             280,845            276,998
------------------------------------------------------------------------------------------------------------------------

           Net change in cash                                       1,543             (49,865)            39,475

Cash at beginning of year                                          36,449              86,314             46,839
------------------------------------------------------------------------------------------------------------------------

Cash at end of year                                         $      37,992              36,449             86,314
========================================================================================================================

See accompanying notes to consolidated financial statements.

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 1996, 1995 and 1994
                                 (in thousands)

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Allianz Life Insurance Company of North America (the Company) is a wholly owned subsidiary of Allianz of America, Inc. (AZOA), a majority-owned subsidiary of Allianz A.G. Holding, a Federal Republic of Germany company.

The Company is a life insurance company which is licensed to sell both group and individual life, annuity and accident and health policies in the United States, Canada and several U.S. territories. Based on 1996 gross premium volume, 14%, 64% and 22% of the Company's business is life, annuity and accident and health, respectively. The Company's primary distribution channels are through strategic alliances with other insurance companies and third party marketing organizations. The Company has a significant relationship with a mutual fund company and its broker/dealer network related to sales of its variable life and variable annuity products and another significant administration, marketing and reinsurance relationship with an unrelated insurance company.

Following is a summary of the significant accounting policies reflected in the accompanying consolidated financial statements.

BASIS OF PRESENTATION

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) which vary in certain respects from accounting rules prescribed or permitted by state insurance regulatory authorities. The accounts of the Company's major subsidiary, Preferred Life Insurance Company of New York and other less significant subsidiaries have been consolidated. All significant intercompany balances and transactions have been eliminated in consolidation.

The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Actual results could vary significantly from management's estimates.

RECOGNITION  OF  TRADITIONAL  LIFE,  GROUP  LIFE AND GROUP  ACCIDENT  AND HEALTH
REVENUE

Traditional life products include products with guaranteed premiums and benefits and consist principally of whole life and term insurance policies, limited payment contracts and certain annuity products with life contingencies.

Premiums on traditional life and group life products are recognized as income when due. Group accident and health premiums are recognized as earned on a pro rata basis over the risk coverage periods. Benefits and expenses for traditional and group products are matched with earned premiums so that profits are recognized over the premium paying periods of the contracts. This matching is accomplished by establishing provisions for future policy benefits and policy and contract claims, and deferring and amortizing related policy acquisition costs.

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                        December 31, 1996, 1995 and 1994
                                 (in thousands)

RECOGNITION OF NONTRADITIONAL AND VARIABLE LIFE AND ANNUITY REVENUE

Nontraditional and variable life insurance and interest sensitive contracts that have significant mortality or morbidity risk are accounted for in accordance with the retrospective deposit method. Interest sensitive contracts that do not have significant mortality or morbidity risk are accounted for in a manner consistent with interest bearing financial instruments. For both types of contracts, premium receipts are reported as deposits to the contractholder's account while revenues consist of amounts assessed against contractholders including surrender charges and earned administrative service fees. Mortality or morbidity charges are also accounted for as revenue on those contracts containing mortality or morbidity risk. Benefits consist of interest credited to contractholder's accounts and claims or benefits incurred in excess of the contractholder's balance.

DEFERRED ACQUISTION COSTS

Acquisition costs, consisting of commissions and other costs which vary with and are primarily related to production of new business, are deferred. For traditional life and group life products, such costs are amortized over the revenue-producing period of the related policies using the same actuarial assumptions used in computing future policy benefit reserves. Acquisition costs for accident and health insurance policies are deferred and amortized over the lives of the policies in the same manner as premiums are earned. For interest sensitive products, acquisition costs are amortized in relation to the present value of expected future gross profits from investment margins and mortality, morbidity and expense charges. Deferred acquisition costs amortized during 1996, 1995 and 1994 were $137,618, $117,782 and $108,676, respectively.

FUTURE POLICY BENEFIT RESERVES

Future policy benefit reserves on traditional life products are computed by the net level premium method based upon estimated future investment yield, mortality and withdrawal assumptions, commensurate with the Company's experience, modified as necessary to reflect anticipated trends, including possible unfavorable deviations. Most life reserve interest assumptions are graded from 9% to 5.5%.

Future policy benefit reserves for interest sensitive products are generally carried at accumulated contract values. Reserves on some deferred annuity contracts are computed based on contractholder cash value accumulations, adjusted for mortality, withdrawal and interest margin assumptions.

Fair values of investment contracts, which include deferred annuities and other annuities without significant mortality risk, were determined by testing amounts payable on demand against discounted cash flows using interest rates commensurate with the risks involved. Fair values are based on the amount payable on demand at December 31, 1996 and 1995.

POLICY AND CONTRACT CLAIMS

Policy and contract claims represent an estimate of claims and claim adjustment expenses that have been reported but not yet paid and incurred but not yet reported as of December 31.

REINSURANCE

Insurance liabilities are reported before the effects of reinsurance. Amounts paid or deemed to have been paid for claims covered by reinsurance contracts are recorded as reinsurance receivable. Reinsurance receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                        December 31, 1996, 1995 and 1994
                                 (in thousands)
INVESTMENTS

On January 1, 1994, the Company adopted Statement of Financial Accounting Standards (SFAS) No. 115, Accounting for Certain Investments in Debt and Equity Securities which addresses the accounting and reporting for investments in equity securities that have readily determinable fair values and for all investments in debt securities. Those investments are classified in one of three categories. Debt securities that the Company has the positive intent and ability to hold to maturity are classified as "held-to-maturity securities" and reported at amortized cost. Debt and equity securities bought and held principally for the purpose of selling them in the near term are classified as "trading securities" and reported at fair value, with unrealized gains and losses included in earnings. Debt and equity securities not classified as either "held-to-maturity securities" or "trading securities" are classified as "available-for-sale securities" and reported at fair value, with unrealized gains and losses reported as a separate component of stockholders' equity, net of deferred taxes. At January 1, 1994, the Company classified the majority of its investment portfolio as "available-for-sale securities" with a limited number of securities classified as "held-to-maturity".

At December 31, 1995, the Company transferred all of its securities with an amortized cost of $83,357 classified as "held-to-maturity' to the "available-for-sale" classifications as provided in the Financial Accounting Standards Board (FASB) Special Report on the implementation of SFAS No. 115. The effect of this transfer was an increase in stockholder's equity of $1,789. All of the Company's investment portfolio is classified as "available-for-sale" at December 31, 1996 and 1995.

Short-term investments are carried at amortized cost which approximates market. Policy loans are reflected at their unpaid principal balances. Mortgage loans are reflected at unpaid principal balances adjusted for premium and discount amortization and an allowance for uncollectible balances. During 1995, the Company adopted SFAS No. 114, Accounting by Creditors for Impairment of a Loan and SFAS No. 118, Accounting by Creditors for Impairment of a Loan-Income Recognition and Disclosures. SFAS No. 114 addresses accounting by creditors for impairment of certain loans. It requires that impaired loans within the scope of the Statement be measured based on the present value of expected future cash flows discounted at the loan's effective interest rate or, alternatively, at the loan's observable market price of the fair value of supporting collateral. The Company analyzes loan impairment at least once a year when assessing the adequacy of the allowance for possible credit losses. SFAS No. 118 permits existing income recognition practices to continue. The Company does not accrue interest on impaired loans and accounts for interest income on a cash basis. The adoption of these Statements did not have a material impact on the Company's net income or financial position.

Investments in real estate are reflected at the lower of cost or market value. Real estate occupied by the Company is reflected at cost, less accumulated depreciation. Investments in real estate, exclusive of land, are being depreciated on a straight-line basis over estimated useful lives ranging from 3 to 30 years.

Realized gains and losses are computed based on the specific identification method.

As of December 31, 1996 and 1995,  investments with a carrying value of $102,361
and  $37,879,  respectively,   were  held  on  deposit  with  various  insurance
departments and in other trusts as required by statutory regulations.

The fair values of invested assets, excluding investments in real estate, are deemed by management to approximate their estimated market values. The fair value of mortgage loans has been calculated using discounted cash flows and is based on pertinent information available to management as of year end. Policy loan balances which are supported by the underlying cash value of the policies approximate fair value. Changes in market conditions subsequent to year end may cause estimates of fair values to differ from the amounts presented herein.

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                        December 31, 1996, 1995 and 1994
                                 (in thousands)

INCOME TAXES

Deferred  tax  assets  and   liabilities  are  recognized  for  the  future  tax
consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

SEPARATE ACCOUNTS

Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders and contractholders. Each account has specific investment objectives and the assets are carried at market value. The assets of each account are legally segregated and are not subject to claims which arise out of any other business of the Company.

Fair values of separate account assets were determined using the market value of the investments held in segregated fund accounts. Fair values of separate account liabilities were determined using the cash surrender values of the policyholder's and contractholder's account.

RECEIVABLES

Receivable balances approximate estimated fair values. This is based on pertinent information available to management as of year end including the financial condition and credit worthiness of the parties underlying the receivables. Changes in market conditions subsequent to year end may cause estimates of fair values to differ from the amounts presented herein.

ACCOUNTING CHANGES

In 1996, the Company adopted SFAS No. 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of, which requires impairment losses to be recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount. SFAS No. 121 also addresses the accounting for long-lived assets that are expected to be disposed of by a company. No adjustments were made to the consolidated financial statements upon adoption of this pronouncement.

ACCOUNTING PRONOUNCEMENTS TO BE ADOPTED

In June 1996, the FASB issued SFAS No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, which provides accounting and reporting standards for transfers and servicing of financial assets and extinguishments of liabilities. In December 1996, the FASB issued SFAS No. 127, Deferral of the Effective Date of Certain Provisions of FASB Statement No. 125, which defers the effective date of certain paragraphs of SFAS No. 125 that are applicable to the Company. The Statements which address transfers and servicing of financial assets and extinguishments of liabilities occurring after December 31, 1996, is to be applied prospectively. Earlier or retroactive application is not permitted. As a result of SFAS No. 127, the Company will adopt SFAS No. 125 at January 1, 1998. Adoption of these pronouncements is not expected to have a significant impact on the consolidated financial statements.

RECLASSIFICATIONS

Certain  1995   balances  have  been   reclassified   to  conform  to  the  1996
presentation.

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                        December 31, 1996, 1995 and 1994
                                 (in thousands)


(2)  INVESTMENTS


     Investments at December 31, 1996 consist of:

                                                                                              Amount
                                          Amortized                  Estimated               shown on
                                            cost                        fair                  balance
                                           or cost                     value                   sheet
--------------------------------------------------------------------------------------------------------
Fixed maturities:
  U.S. Government                      $    620,236                    645,264                645,264
  States and political subdivisions             419                        424                    424
  Foreign government                        304,589                    309,394                309,394
  Public utilities                            6,466                      7,041                  7,041
  Corporate securities                    1,025,189                  1,040,322              1,040,322
  Mortgage backed securities                669,181                    687,054                687,054
  Collateralized mortgage obligations        78,331                     78,807                 78,807
--------------------------------------------------------------------------------------------------------

     Total fixed maturities            $  2,704,411                  2,768,306              2,768,306
--------------------------------------------------------------------------------------------------------

Equity securities:
  Common stocks:
     Public utilities                         4,941                      5,087                  5,087
     Banks, trusts and insurance
       companies                              8,132                     10,528                 10,528
     Industrial and miscellaneous           211,520                    301,691                301,691
  Nonredeemable preferred stocks              9,496                     10,528                 10,528
--------------------------------------------------------------------------------------------------------

     Total equity securities           $    234,089                    327,834                327,834
--------------------------------------------------------------------------------------------------------

Other investments:
  Mortgage loans on real estate             245,559                  XXXXXXXXX                245,559
  Real estate:
    Investment properties                    34,129                  XXXXXXXXX                 34,129
    Partnerships                             10,695                  XXXXXXXXX                 10,695
  Certificates of deposit and
    short term securities                   204,972                  XXXXXXXXX                204,972
  Policy loans                              103,708                  XXXXXXXXX                103,708
  Other long term investments                   124                  XXXXXXXXX                    124
--------------------------------------------------------------------------------------------------------

     Total other investments           $    599,187                  XXXXXXXXX                599,187
--------------------------------------------------------------------------------------------------------

     Total investments                 $  3,537,687                  XXXXXXXXX              3,695,327
========================================================================================================

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                        December 31, 1996, 1995 and 1994
                                 (in thousands)

At December 31, 1996 and 1995, the amortized cost, gross unrealized gains, gross unrealized losses and estimated fair values of available-for-sale securities are as follows:

                                         Amortized       Gross         Gross       Estimated
                                           cost        unrealized    unrealized      fair
                                          or cost         gains        losses        value
---------------------------------------------------------------------------------------------------

1996:
  U.S. Government                          620,236        25,954         926        645,264
  States and political subdivisions            419             5           0            424
  Foreign government                       304,589         6,090       1,285        309,394
  Public utilities                           6,466           575           0          7,041
  Corporate securities                   1,025,189        24,137       9,004      1,040,322
  Mortgage backed securities               669,181        18,444         571        687,054
  Collateralized mortgage obligations       78,331           995         519         78,807
---------------------------------------------------------------------------------------------------
     Total fixed maturities              2,704,411        76,200      12,305      2,768,306
  Equity securities                        234,089        98,711       4,966        327,834
---------------------------------------------------------------------------------------------------

     Total                            $  2,938,500       174,911      17,271      3,096,140
===================================================================================================

1995:
  U.S. Government                          793,311        74,482           0        867,793
  States and political subdivisions            469            12           0            481
  Foreign government                       254,457        11,613         273        265,797
  Public utilities                          32,100         4,628           0         36,728
  Corporate securities                     709,906        41,746       4,043        747,609
  Mortgage backed securities               516,538        31,644           0        548,182
  Collateralized mortgage obligations       80,949         2,751         692         83,008
---------------------------------------------------------------------------------------------------
     Total fixed maturities              2,387,730       166,876       5,008      2,549,598
  Equity securities                        201,608        61,753       8,903        254,458
---------------------------------------------------------------------------------------------------

     Total                            $  2,589,338       228,629      13,911      2,804,056
===================================================================================================

The changes in unrealized gains (losses) on fixed maturities available-for-sale securities were $(97,973), $261,471 and $(214,245) in each of the years ended December 31, 1996, 1995, 1994 and the change in unrealized losses on held-to-maturity securities was $(8,783) for the year ended December 31, 1994.

The changes in unrealized gains (losses) in equity investments, which include common stocks and nonredeemable preferred stocks, and other investments were $40,895, $48,186 and $(9,587) for the years ended December 31, 1996, 1995 and
1994, respectively.

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                        December 31, 1996, 1995 and 1994
                                 (in thousands)


The amortized cost and estimated fair value of fixed maturities at December 31, 1996, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                            Amortized       Estimated
                                              cost          fair value
--------------------------------------------------------------------------------
  Due in one year or less                 $     4,523           4,689
  Due after one year through five years       337,770         347,854
  Due after five years through ten years    1,261,874       1,287,172
  Due after ten years                         352,732         362,730
  Mortgage backed securities                  747,512         765,861
--------------------------------------------------------------------------------

  Totals                                  $ 2,704,411       2,768,306
================================================================================

Gross gains of $43,696, $41,962 and $26,848 and gross losses of $16,834, $14,607 and $26,805 were realized on sales of available-for-sale securities in 1996, 1995 and 1994, respectively; related taxes were $9,402, $9,574 and $715 in 1996, 1995 and 1994, respectively. Proceeds from redemptions of held-to-maturity securities during 1995 and 1994 were $7,022 and $4,342, respectively, with no gain or loss realized on the transactions.

Net realized  investment  gains (losses) for the respective years ended December
31 are summarized as follows:

                                        1996         1995         1994
--------------------------------------------------------------------------------
Fixed maturities, at market         $   8,897       21,877       (2,712)
Equity securities                      17,964        5,478        2,745
Mortgage loans                         (1,129)        (687)      (1,667)
Real estate                             3,104        2,530        2,067
Other                                    (275)           4          396
--------------------------------------------------------------------------------
    Net gains before taxes             28,561       29,202          829

Tax expense on net realized gains       9,996       10,218          352
--------------------------------------------------------------------------------

    Net gains after taxes           $  18,565       18,984          477
================================================================================

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                        December 31, 1996, 1995 and 1994
                                 (in thousands)


In 1995, in conjunction with an expanded marketing agreement, the Company provided an unrelated insurance company with $30,000 in exchange for a fifteen year convertible debenture paying 5% interest for the first five years with the interest rate reset annually thereafter at the one-year LIBOR plus 1%. If converted, the Company would obtain an approximate 10% equity ownership in the unrelated company. The Company has no intention of converting the debenture in the near term.

During 1996 and 1995, the Company entered into mortgage backed security reverse repurchase transactions ("dollar rolls") with certain securities dealers. Under this program, the Company sells certain securities for delivery in the current month and simultaneously contracts with the same dealer to repurchase similar, but not identical, securities on a specified future date. The Company gives up the right to receive principal and interest on the securities sold. As of December 31, 1996, mortgage backed securities underlying the agreements were carried at a market value of $124,281 and other liabilities included $130,196 for funds received under these agreements. As of December 31, 1995 there were no outstanding amounts under the Company's dollar roll program. Average balances outstanding were $83,602 and $67,735 and weighted average interest rates were 7.5% and 7.4% during 1996 and 1995, respectively. The maximum balance outstanding during 1996 was $130,196.

During 1996 and 1995, the Company participated in a securities lending program administered by AZOA's investment division. Under this program, the Company loans U.S. Treasury Notes to qualified third parties. The Company obtains collateral for the loan equal to 102 percent of the estimated market value and accrued interest on the loaned securities and receives a portion of the interest earned on the collateral. In addition, the Company maintains full ownership rights to the securities loaned, including investment income and has the ability to sell the securities while they are on loan with the consent of the borrower. There were no securities on loan at December 31, 1996 and 1995.

Impaired mortgage loans are defined as those where it is probable that amounts due according to contractual terms, including principal and interest, will not be collected. Impaired mortgage loans are measured by the Company at the fair value of collateral. Interest income on impaired mortgage loans is recorded on a cash basis. There were no impaired loans held by the Company as of December 31, 1996. Below is a summary of impaired mortgage loans as of December 31, 1995.

                                Impaired                 Impaired            Total
                             mortgage loans           mortgage loans        impaired
                             with a related          without a related      mortgage
                                allowance                allowance           loans
----------------------------------------------------------------------------------------
1995:
Balance                      $    9,210                    8,541             17,751
Related allowance                 3,580                                       3,580
----------------------------------------------------------------------------------------

Balance, net of allowance    $    5,630                    8,541             14,171
========================================================================================

Below is a summary of interest income on impaired mortgage loans.
                                                                          1996       1995
-----------------------------------------------------------------------------------------------
Average principal balance of impaired mortgage loans                $    9,835      19,671
Total interest income on impaired mortgage loans                           557       1,100
Interest income on impaired mortgage loans recorded on a cash basis        557       1,100
-----------------------------------------------------------------------------------------------

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                        December 31, 1996, 1995 and 1994
                                 (in thousands)


The valuation allowances at December 31, 1996, 1995 and 1994 and the changes in the allowance for the years then ended are summarized as follows:

                                                             Writedowns
                               Beginning     Charged to      Charged to                       End
                                of year      Operations      Allowance      Recoveries      of year
----------------------------------------------------------------------------------------------------------
December 31, 1996:
  Mortgage loans              $  10,487            0             0            3,208          7,279

----------------------------------------------------------------------------------------------------------

Total valuation allowance     $  10,487            0             0            3,208          7,279
==========================================================================================================

December 31, 1995:
  Mortgage loans              $  11,552          914             0            1,979         10,487
  Investment in real estate       1,550            0             0            1,550              0
----------------------------------------------------------------------------------------------------------

Total valuation allowance     $  13,102          914             0            3,529         10,487
==========================================================================================================

December 31, 1994:
  Mortgage loans              $  11,552        1,598             0            1,598         11,552
  Investment in real estate       1,550            0             0                0          1,550
----------------------------------------------------------------------------------------------------------

Total valuation allowance     $  13,102        1,598             0            1,598         13,102
==========================================================================================================

Major  categories  of net  investment  income  for the  respective  years  ended
December 31 are:
                                               1996        1995       1994
--------------------------------------------------------------------------------
Interest:
  Fixed maturities, at amortized cost     $        0       6,284      6,966
  Fixed maturities, at market                178,664     158,421    141,611
  Mortgage loans                              19,267      16,125     13,706
  Policy loans                                 7,013       6,688      6,329
  Short-term investments                      10,688       7,182      3,012
Dividends:
  Preferred stock                                818         581        495
  Common stock                                 4,527       3,204      2,673
Rental income on real estate                   3,161       2,781      3,135
Interest on assets held by reinsurers          9,709      10,445     10,470
Other                                          2,183         833        577
--------------------------------------------------------------------------------
  Total investment income                    236,030     212,544    188,974

Investment expenses                           13,408      11,386      7,683
--------------------------------------------------------------------------------

  Net investment income                   $  222,622     201,158    181,291
================================================================================

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                        December 31, 1996, 1995 and 1994
                                 (in thousands)


(3)  SUMMARY TABLE OF FAIR VALUE DISCLOSURES

                                                          1996                               1995
--------------------------------------------------------------------------------------------------------------------
                                              Carrying          Fair               Carrying           Fair
                                               Amount           Value               Amount            Value
                                           --------------    -----------         -------------    ------------
Financial assets
----------------
  Fixed maturities, at market:
     U.S. Government                       $    645,264        645,264              867,793          867,793
     States and political subdivisions              424            424                  481              481
     Foreign governments                        309,394        309,394              265,797          265,797
     Public utilities                             7,041          7,041               36,728           36,728
     Corporate securities                     1,040,322      1,040,322              747,609          747,609
     Mortgage backed securities                 687,054        687,054              548,182          548,182
     Collateralized mortgage obligations         78,807         78,807               83,008           83,008
  Equity securities                             327,834        327,834              254,458          254,458
  Mortgage loans                                245,559        252,825              203,128          212,766
  Short term investments                        204,972        204,972               31,501           31,501
  Policy loans                                  103,708        103,708              104,184          104,184
  Other long term investments                       124            124                  650              650
  Receivables                                   155,278        155,278              124,700          124,700
  Separate accounts assets                    9,520,561      9,520,561            8,402,003        8,402,003

Financial liabilities
---------------------
  Investment contracts                        3,297,973      2,747,914            3,063,100        2,542,260
  Separate account liabilities                9,520,561      9,324,358            8,402,003        8,181,725
--------------------------------------------------------------------------------------------------------------------

See Note 1 "Summary of Significant Accounting Policies" for description of the methods and significant assumptions used to estimate fair values.


(4)  RECEIVABLES

Receivables at December 31 consist of the following:

                                         1996               1995
-------------------------------------------------------------------------
Premiums due                         $ 125,216             83,695
Agents balances                          5,523              7,236
Related party receivables                2,099                922
Reinsurance commission receivable        7,515             16,693
Scholarship enrollment fees              8,025              6,822
Due from administrators                  3,244              6,149
Other                                    3,656              3,183
-------------------------------------------------------------------------

     Total receivables               $ 155,278            124,700
=========================================================================

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                        December 31, 1996, 1995 and 1994
                                 (in thousands)

(5)  ACCIDENT AND HEALTH CLAIMS RESERVES

Accident and health claims reserves are based on long-range projections subject to uncertainty. Uncertainty regarding reserves of a given accident year is gradually reduced as new information emerges each succeeding year, thereby allowing more reliable re-evaluations of such reserves. While management believes that reserves as of December 31, 1996 are adequate, uncertainties in the reserving process could cause such reserves to develop favorably or unfavorably in the near term as new or additional information emerges. Any adjustments to reserves are reflected in the operating results of the periods in which they are made. Movements in reserves which are small relative to the amount of such reserves could significantly impact future reported earnings of the Company.

Activity in the accident and health claims reserves, exclusive of long term care, hospital indemnity and AIDS reserves of $14,348, $18,858 and $11,149 in 1996, 1995 and 1994, respectively, is summarized as follows:

                                                              1996            1995          1994
--------------------------------------------------------------------------------------------------------
Balance at January 1, net of reinsurance
  recoverables of $99,292, $96,090 and $86,551           $  191,804         185,028       170,123
Incurred related to:
  Current year                                              271,308         242,024       230,995
  Prior years                                               (11,642)         (9,163)       (7,290)
--------------------------------------------------------------------------------------------------------
Total incurred                                              259,666         232,861       223,705
--------------------------------------------------------------------------------------------------------
Paid related to:
  Current year                                              107,842         100,165        82,338
  Prior years                                               127,032         125,920       126,462
--------------------------------------------------------------------------------------------------------
Total paid                                                  234,874         226,085       208,800
--------------------------------------------------------------------------------------------------------
Balance at December 31, net of reinsurance
  recoverables of $114,230, $99,292 and $96,090          $  216,596         191,804       185,028
========================================================================================================

Due to lower than anticipated losses related to prior years, the provision for claims and claim adjustment expenses decreased.

(6)  REINSURANCE

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks under excess coverage and coinsurance contracts. The Company retains a maximum of $1 million coverage per individual life.

Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies.

Included in reinsurance receivables at December 31, 1996 are $53,036, $799,499 and $248,389 recoverable from three insurers who, as of December 31, 1996, were rated A+, A+ and B++, respectively, by Best's Insurance Reports. A contingent liability exists to the extent that the Company's reinsurers are unable to meet their contractual obligations. Management is of the opinion that no liability will accrue to the Company with respect to this contingency.

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                        December 31, 1996, 1995 and 1994
                                 (in thousands)

Life  insurance,  annuities  and accident and health  business  assumed from and ceded to other companies is as follows:
                                                                                                Percentage
                                                      Assumed          Ceded                    of amount
                                      Gross           from other      to other         Net       assumed
    Year ended                        amount          companies       companies       amount      to net
-----------------------------------------------------------------------------------------------------------------
December 31, 1996:

Life insurance In force            $ 37,527,994      44,073,247       6,126,541     75,474,700     58.4%
-----------------------------------------------------------------------------------------------------------------

Premiums:
  Life insurance                        235,837         133,994          37,986        331,845     40.4%
  Annuities                             169,503           1,153          12,769        157,887      0.7%
  Accident and health insurance         396,051         207,179         226,408        376,822     55.0%
-----------------------------------------------------------------------------------------------------------------
     Total premiums                     801,391         342,326         277,163        866,554     39.5%
=================================================================================================================

December 31, 1995:

Life insurance In force            $ 39,601,531      28,790,199       6,884,645     61,507,085     46.8%
-----------------------------------------------------------------------------------------------------------------

Premiums:
  Life insurance                        242,704         108,102          40,291        310,515     34.8%
  Annuities                             145,994           1,117          10,376        136,735      0.8%
  Accident and health insurance         361,290         165,769         172,559        354,500     46.8%
-----------------------------------------------------------------------------------------------------------------
     Total premiums                     749,988         274,988         223,226        801,750     34.3%
=================================================================================================================

December 31, 1994:

Life insurance In force            $ 39,789,859      24,411,513       6,893,030     57,308,342     42.6%
-----------------------------------------------------------------------------------------------------------------

Premiums:
  Life insurance                        230,241          96,308          35,578        290,971     33.1%
  Annuities                             119,045           1,195           6,806        113,434      1.1%
  Accident and health insurance         388,759         158,749         201,824        345,684     45.9%
-----------------------------------------------------------------------------------------------------------------
     Total premiums                     738,045         256,252         244,208        750,089     34.2%
=================================================================================================================

Of the amounts ceded to others, the Company ceded life insurance inforce of $381,381, $182,638 and $86,055 in 1996, 1995 and 1994, respectively, and life insurance premiums earned of $1,293, $641 and $203 in 1996, 1995 and 1994, respectively, to its ultimate parent Allianz Aktiengesellshaft. The Company also ceded accident and health premiums earned to Allianz Aktiengesellshaft of $1,922, $(7,520) and $12,256 in 1996, 1995 and 1994.

In addition to the above transactions, the Company ceded a portion of its mortality risk associated with the variable annuity product to Allianz Aktiengesellshaft. The Company recorded a recoverable on future policy benefit reserves of $1,279 and $930 as of December 31, 1996 and 1995, respectively.

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                        December 31, 1996, 1995 and 1994
                                 (in thousands)


(7)  INCOME TAXES

INCOME TAX EXPENSE

Total income tax expense (benefit) for the years ended December 31 are as follows:

                                                            1996           1995         1994
------------------------------------------------------------------------------------------------------
Income tax expense attributable to operations:

  Current tax expenses                                 $   21,936         12,993        5,098

  Deferred tax (benefit) expense                           30,559         25,772       16,053
------------------------------------------------------------------------------------------------------

Total income tax expense attributable to operations    $   52,495         38,765       21,151

Income tax effect on equity:

  Income tax allocated to stockholder's equity:
    Adoption of SFAS No. 115                                    0              0       40,312
    Attributable to unrealized gains and losses
      for the year                                        (19,967)       108,559      (79,201)
------------------------------------------------------------------------------------------------------

Total income tax effect on equity                      $   32,528        147,324      (17,738)
======================================================================================================

COMPONENTS OF INCOME TAX EXPENSE

Income tax expense computed at the statutory rate of 35% in 1996, 1995 and 1994, varies from tax expense reported in the Consolidated Statements of Income for the respective years ended December 31 as follows:

                                                             1996          1995        1994
---------------------------------------------------------------------------------------------------
Income tax expense computed at the statutory rate         $ 53,782        44,087      26,819
Dividends received deductions and tax-exempt interest         (650)       (5,430)     (3,967)
Foreign tax                                                 (2,723)         (464)        (79)
Interest on tax deficiency                                     261           408        (716)
Other                                                        1,824           164        (906)
---------------------------------------------------------------------------------------------------
  Income tax expense as reported                          $ 52,494        38,765      21,151
===================================================================================================

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                        December 31, 1996, 1995 and 1994
                                 (in thousands)


COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES ON THE BALANCE SHEET

Tax effects of temporary differences giving rise to the significant components of the net deferred tax liability at December 31 are as follows:

                                               1996          1995
----------------------------------------------------------------------
Deferred tax assets:
  Provision for post retirement benefits   $   2,024         1,936
  Allowance for uncollectible accounts         1,256         2,283
  Policy reserves                            158,131       175,963
----------------------------------------------------------------------

     Total deferred tax assets               161,411       180,182
----------------------------------------------------------------------

Deferred tax liabilities:
  Deferred acquisition costs                 240,906       234,393
  Net unrealized gain                         53,008        72,975
  Other                                       18,257        12,988
----------------------------------------------------------------------

     Total deferred tax liabilities          312,171       320,356
----------------------------------------------------------------------

Net deferred tax liability                 $ 150,760       140,174
======================================================================

Although realization is not assured, the Company believes it is not necessary to establish a valuation allowance for the deferred tax asset as it is more likely than not the deferred tax asset will be realized principally through future reversals of existing taxable temporary differences and future taxable income. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future reversals of existing taxable temporary differences and future taxable income are reduced.

As of December 31, 1996 and 1995, the Company had no tax loss carryforwards or alternative minimum tax credits.

The Company files a consolidated federal income tax return with AZOA and all of its wholly owned subsidiaries. The consolidated tax allocation agreement stipulates that each company participating in the return will bear its share of the tax liability pursuant to United States Treasury Department regulations. The Company and each of its insurance subsidiaries generally will be paid for the tax benefit on their losses, and any other tax attributes, to the extent they could have obtained a benefit against their post-1990 separate return taxable income or tax. Income taxes paid by the Company were $30,946, $14,865 and $15,162 in 1996, 1995 and 1994, respectively. At December 31, 1996 and 1995 the Company had a tax recoverable from AZOA of $11,599 and $3,257, respectively and a recoverable from Revenue Canada Taxation of $856 and $690, respectively.

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                        December 31, 1996, 1995 and 1994
                                 (in thousands)


(8)  RELATED PARTY TRANSACTIONS

In November 1995, the Company purchased the 400 non-voting common shares in its subsidiary, Canadian American Financial Corporation from AZOA for $7,903. The acquisition of the shares increased the Company's equity ownership in both voting and non-voting common stock to 100%.

As of December 31, 1995, Allianz Real Estate (AzRE), a wholly owned subsidiary of AZOA, owned 100% of the stock or was a limited partner of certain entities whose assets include mortgage loans issued by the Company amounting to $6,245. Included in the mortgage loans are properties originally foreclosed upon by the Company of which the balances at December 31, 1995 was $1,650.

The Company reimbursed AZOA $86, $738 and $817 in 1996, 1995 and 1994, respectively, for certain administrative services performed. The Company's liability to AZOA was $0 and $528 at December 31, 1996 and 1995, respectively.

AZOA's investment division manages the Company's investment portfolio. The Company paid AZOA $1,657, $1,024 and $1,285 in 1996, 1995 and 1994, respectively, for investment advisory fees. The Company's liability to AZOA was $543 and $377 at December 31, 1996 and 1995, respectively.

The Company shares a data center with affiliated insurance companies. Usage charges paid to the data center by the Company were $3,275, $3,752 and $4,228 in 1996, 1995 and 1994, respectively. The Company's liability for data center charges was $58 and $337 at December 31, 1996 and 1995, respectively.

The Company has 200 million authorized shares of preferred stock with a par value of $1 per share. This preferred stock is issuable in series with the number of shares, redemption rights and dividend rate designated by the Board of Directors for each series. Dividends are cumulative at a rate reflective of prevailing market conditions at time of issue and are payable semiannually. Dividend payments are restricted by provisions in State of Minnesota statutes. In 1994, the Company issued 25 millions shares of Series A preferred stock with a dividend rate of 6.4% to AZOA for $25,000 and issued 15 millions shares of Series B preferred stock with a dividend rate of 6.95% to AZOA for $15,000. In December 1995, the Company redeemed and canceled the 15 million shares of Series B preferred stock issued to AZOA. There are currently 25 million shares of Series A preferred stock issued and outstanding.

As of December 31, 1996, the Company sold to AZOA, without recourse, two receivables due from third parties amounting to $6,600. The Company recognized a loss of $416 resulting from these sales.

In 1995 and 1994, AZOA contributed additional capital to the Company of $594 and $5,190, respectively.

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                        December 31, 1996, 1995 and 1994
                                 (in thousands)


(9)  EMPLOYEE BENEFIT PLANS

The Company participates in the Allianz Primary Retirement Plan (Primary Retirement Plan), a defined contribution plan. The Company makes contributions to a money purchase pension plan on behalf of eligible participants. All employees, excluding agents, are eligible to participate in the Primary
Retirement Plan after two years of service. The contributions are based on a percentage of the participant's salary with the participants being 100% vested upon eligibility. It is the Company's policy to fund the plan costs as accrued. Total pension contributions were $808, $860 and $918 in 1996, 1995 and 1994, respectively.

The Company participates in the Allianz Asset Accumulation Plan (Allianz Plan), a defined contribution plan sponsored by AZOA. Under the Allianz Plan provisions, the Company will match from 50% to 100% of eligible employees' contributions up to a maximum of 6% of a participant's compensation. The total Company match for 1996, 1995 and 1994 Plan participants was 100%. All employees, excluding agents, are eligible to participate after one year of service and are fully vested in the Company's matching contribution after three years of service. The Allianz Plan will accept participants' pretax or after-tax contributions up to 15% of the participant's compensation. It is the Company's policy to fund the Allianz Plan costs as accrued. The Company has accrued $1,105, $1,188 and $1,266 in 1996, 1995 and 1994, respectively, toward planned contributions.

In 1995, the Company discontinued support of its individual agency field force and suspended contributions to the agents' asset accumulation plan as of January 1, 1996. Prior to this event, the Company matched 100% of eligible agents' contributions up to a maximum of 3% of a participant's compensation and accepted participant's pretax or after tax contributions up to 10% of participant's compensation. Also during 1995, participation in the Plan decreased significantly resulting in a partial plan termination whereby participants as of January 1, 1995 became fully vested in the Plan. The Company has no intention to fully terminate the Plan in the near term. Total Company contributions to the Plan were $0, $118 and $386 in 1996, 1995 and 1994, respectively.

The Company provides certain postretirement benefits to employees who retired on or before December 31, 1988 or who were hired before December 31, 1988 and who have at least ten years of service when they reach age 55. The Company's plan obligation at December 31, 1996 and 1995 was $5,783 and $5,532, respectively, and the liability is included in "Other liabilities" in the accompanying balance sheet.

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                        December 31, 1996, 1995 and 1994
                                 (in thousands)


(10) STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS

Statutory accounting is directed toward insurer solvency and protection of policyholders. Accordingly, certain items recorded in financial statements prepared under GAAP are excluded or vary in determining statutory policyholders' surplus and net gain from operations. These items include, among others, deferred acquisition costs, furniture and fixtures, accident and health premiums receivable which are more than 90 days past due, deferred taxes and undeclared dividends to policyholders. Additionally, future life policy and annuity benefit reserves calculated for statutory accounting do not include provisions for withdrawals.

The differences between stockholder's equity and net income reported in accordance with statutory accounting practices and the accompanying consolidated financial statements as of and for the year ended December 31 are as follows:

                                                  Stockholder's equity                       Net income
                                               --------------------------     -------------------------------------
                                                 1996           1995             1996         1995        1994
-------------------------------------------------------------------------------------------------------------------
Statutory basis                            $   384,989        299,186           67,995       11,565       6,895
Adjustments:
  Change in reserve basis                     (199,566)      (211,678)          13,324      (43,642)   (109,473)
  Deferred acquisition costs                   863,338        826,994           36,344       28,552     132,090
  Net deferred taxes                          (150,760)      (140,174)         (30,559)     (25,772)    (16,053)
  Statutory asset valuation reserve            133,564        100,462                0            0           0
  Statutory interest maintenance reserve        26,342         25,061            1,183        8,756      (4,768)
  Modified coinsurance reinsurance            (113,743)      (119,178)           5,435      104,222      44,920
  Unrealized gains on investments               64,928        163,237                0            0           0
  Nonadmitted assets                             7,121          1,471                0            0           0
  Other                                         (2,036)         5,813            7,446        3,516       1,864
-------------------------------------------------------------------------------------------------------------------

     As reported in the accompanying
       consolidated financial statements   $ 1,014,177        951,194          101,168       87,197      55,475
===================================================================================================================

The Company is required to meet minimum statutory capital and surplus requirements. The Company's statutory capital and surplus as of December 31, 1996 and 1995 was in compliance with these requirements. The maximum amount of dividends which can be paid by Minnesota insurance companies to stockholders without prior approval of the Commissioner of Commerce is subject to restrictions relating to statutory earned surplus, also known as unassigned funds. Unassigned funds are determined in accordance with the accounting procedures and practices governing preparation of the statutory annual statement, minus 25% of earned surplus attributable to unrealized capital gains. In accordance with Minnesota Statutes, the Company may declare and pay from its surplus, cash dividends of not more than the greater of 10% of its beginning of the year statutory surplus in any year, or the net gain from operations of the insurer, not including realized gains, for the 12-month period ending the 31st day of the next preceding year. In 1996 and 1995, respectively, the Company paid to AZOA dividends, on preferred stock only, in the amount of $1,600 and $2,651, respectively. Dividends of $61,439 could be paid in 1997 without prior approval of the Commissioner of Commerce.

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                        December 31, 1996, 1995 and 1994
                                 (in thousands)


REGULATORY RISK BASED CAPITAL

An insurance enterprise's state of domicile imposes minimum risk-based capital requirements that were developed by the National Association of Insurance Commissioners (NAIC). The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of an enterprise's regulatory total adjusted capital to its authorized control level risk-based capital, as defined by the NAIC. Enterprises below specific triggerpoints or ratios are classified within certain levels, each of which requires specified corrective action. The levels and ratios are as follows:

                                    Ratio of total adjusted capital to
                                    authorized control level risk-based
   Regulatory Event                 Capital (less than or equal to)
  -------------------------        -------------------------------------
   Company action level                 2 (or 2.5 with negative trends)
   Regulatory action level                             1.5
   Authorized control level                             1
   Mandatory control level                             0.7



The Company met the minimum risk-based capital requirements as of December 31, 1996 and 1995.

PERMITTED STATUTORY ACCOUNTING PRACTICES

The Company is required to file annual statements with insurance regulatory authorities which are prepared on an accounting basis prescribed or permitted by such authorities. Currently, prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the NAIC. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The NAIC currently has a project underway to codify statutory accounting practices, the result of which is expected to constitute the only source of "prescribed" statutory accounting practices. Accordingly, that project will likely change the definition of what comprises prescribed versus permitted statutory accounting practices, and may result in changes to existing accounting policies insurance enterprises use to prepare their statutory financial statements. The Company does not currently use permitted statutory accounting practices which have a significant impact on its statutory financial statements.

STATE EXAMINATION

Preferred Life is currently under routine examination by the New York State Department of Insurance. No matters of significance or adjustments to Preferred Life's statutory financial statements have been brought to management's attention as a result of this examination.

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                        December 31, 1996, 1995 and 1994
                                 (in thousands)


(11) COMMITMENTS AND CONTINGENCIES

The Company and its subsidiaries are involved in various pending or threatened legal proceedings arising from the conduct of their business. In the opinion of management, the ultimate resolution of such litigation will not have a material effect on the consolidated financial position of the Company.

The Company is contingently liable for possible future assessments under regulatory requirements pertaining to insolvencies and impairments of unaffiliated insurance companies. Provision has been made for assessments currently received and assessments anticipated for known insolvencies.


(12) FOREIGN CURRENCY TRANSLATION

The net assets of the Company's  foreign  operations  are  translated  into U.S.
dollars using exchange rates in effect at each year end. Translation adjustments arising from differences in exchange rates from period to period are included in the accumulated foreign currency translation adjustment reported as a separate component of stockholder's equity. An analysis of this account for the respective years ended December 31 follows:

                                                               1996           1995         1994
-------------------------------------------------------------------------------------------------------
Beginning amount of cumulative translation adjustments      $ (3,455)        (3,787)      (2,708)
-------------------------------------------------------------------------------------------------------

Aggregate adjustment for the period resulting from
  translation adjustments                                        (28)           511       (1,659)
Amount of income tax benefit (expense)
  for period related to aggregate adjustment                      10           (179)         580
-------------------------------------------------------------------------------------------------------
      Net aggregate translation included in equity               (18)           332       (1,079)
-------------------------------------------------------------------------------------------------------

Ending amount of cumulative translation adjustments         $ (3,473)        (3,455)      (3,787)
=======================================================================================================

Canadian foreign exchange rate at end of year                 0.7297         0.7329       0.7129

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                        December 31, 1996, 1995 and 1994
                                 (in thousands)


(13) SUPPLEMENTARY INSURANCE INFORMATION

The following table summarizes certain financial information by line of business for 1996, 1995 and 1994:

                                  As of December 31                                 For the year ended December 31
                     ------------------------------------------  -------------------------------------------------------------------
                                    Future                                             Benefits,    Net
                                    policy                Other    Premium              claims     change
                                    benefits,             policy   revenue              losses,     in
                         Deferred   losses,               claims   and other  Net        and       policy
                          policy    claims                 and     contract   invest-  settle-     acquisi-     Other    Premiums
                        acquistion  and loss   Unearned  benefits  consider-  ment      ment        tion      operating  written
                          costs     expense    premiums  payable    ations    income   expenses    costs (a)   expenses    (b)
-----------------------------------------------------------------------------------------------------------------------------------
1996:
  Life                  $ 175,608   1,204,633     5,502    62,369   331,845    89,049  258,221      4,308      103,352
  Annuities               672,797   2,879,221         0     1,859   157,887   113,537  105,335    (43,283)     161,002
  Accident and health      14,933           0    26,674   374,596   376,822    20,036  256,364      2,631      122,337
-----------------------------------------------------------------------------------------------------------------------------------

                        $ 863,338   4,083,854    32,176   438,824   866,554   222,622  619,920    (36,344)     386,691
===================================================================================================================================

1995:
  Life                  $ 179,915   1,088,964     5,493    62,660   310,514    83,741  239,287      8,475      124,415
  Annuities               629,515   2,601,943         0       580   136,736    98,214   89,321    (34,235)     137,000
  Accident and health      17,564           0    28,688   308,658   354,500    19,203  249,232     (2,792)     105,615
------------------------------------------------------------------------------------------------------------------------------------

                        $ 826,994   3,690,907    34,181   371,898   801,750   201,158  577,840    (28,552)     367,030
===================================================================================================================================

1994:
  Life                  $ 188,390   1,022,537     6,012    63,728   290,971    78,100  228,383      6,889      114,767
  Annuities               595,280   2,304,560         0       360   113,434    86,168   88,100   (140,776)     210,933
  Accident and health      14,772           0    34,364   291,323   345,684    17,023  236,614      1,797      121,645
-----------------------------------------------------------------------------------------------------------------------------------

                        $ 798,442   3,327,097    40,376   355,411   750,089   181,291  553,097   (132,090)     447,345
===================================================================================================================================

(a) See note 1 for total gross amortization.

(b) Premiums written are not applicable for life insurance companies.

                                     PART C

                                OTHER INFORMATION


Item 24.  Financial Statements and Exhibits

      a.  Financial Statements

          The following financial statements of the Company are included in Part B hereof.


          1.  Independent Auditors' Report.
          2.  Consolidated Balance Sheets as of December 31, 1996 and 1995.
          3. Consolidated Statements of Income for the years ended December 31, 1996, 1995 and 1994.
          4. Consolidated Statements of Stockholder's Equity for the years ended December 31, 1996, 1995 and 1994.
          5. Consolidated Statements of Cash Flows for the years ended December 31, 1996, 1995 and 1994.
          6. Notes to Consolidated Financial Statements - December 31, 1996, 1995 and 1994.

          The following financial statements of the Variable Account are included in Part B hereof.

          1.  Independent Auditors' Report.
          2.  Statements of Assets and Liabilities as of December 31, 1996.
          3.  Statements of Operations for the year ended December 31, 1996.
          4. Statements of Changes in Net Assets for the years ended December 31, 1996 and 1995.
          5.  Notes to Financial Statements - December 31, 1996.



b.   Exhibits


    1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account#
    2.  Not Applicable
    3.  Principal Underwriter Agreement
    4.  Individual Variable Annuity Contract##
    5.  Application for Individual Variable Annuity Contract##
    6.  (i)  Copy of Articles of Incorporation of the Company#
        (ii) Copy of the Bylaws of the Company#
    7.  Not Applicable
    8.  Form of Fund Participation Agreement##
    9.  Opinion and Consent of Counsel
    10. Independent Auditors' Consent
    11. Not Applicable
    12. Not Applicable
    13. Calculation of Performance Information
    14. Company Organizational Chart
    27. Not Applicable


    # Incorporated by reference to Post-Effective Amendment No.  14 to Registrant's Form N-4 electronically filed on October 27, 1995. ## Incorporated by reference to Post-Effective Amendment No. 15 to Registrant's Form N-4 electronically filed on April 19, 1996.




Item 25.    Directors and Officers of the Depositor

The following are the Officers and Directors of the Company:

Name and Principal           Positions and Offices
Business Address             with Depositor
---------------------------  -----------------------------------------
Lowell C. Anderson           Chairman, President, Chief Executive
1750 Hennepin Avenue         Officer and Director
Minneapolis, MN 55403

Herbert F. Hansmeyer         Director
777 San Marin Drive
Novato, CA 94998

Michael P. Sullivan          Director
7505 Metro Boulevard
Minneapolis, MN 55439

Dr. Gerhard Rupprecht        Director
Reinsburgstrasse 19
D-70178
Stuttgart, Germany

Dr. Jerry E. Robertson       Director
220-13E-29/3M Center
St. Paul, MN 55144

Edward J. Bonach             Senior Vice President, Chief Financial
1750 Hennepin Avenue         Officer and Treasurer
Minneapolis, MN 55403

Alan A. Grove                Vice President-Law & Secretary
1750 Hennepin Avenue
Minneapolis, MN 55403

Robert S. James              President-Individual Marketing Division
1750 Hennepin Avenue
Minneapolis, MN 55403

Ronald L. Wobbeking          President-Mass Marketing Division
1750 Hennepin Avenue
Minneapolis, MN 55403

Rev. Dennis J. Dease         Director
c/o University of St.Thomas
2115 Summit Ave.
Box AQU100
St. Paul, MN 55105-1096

James R. Campbell            Director
c/o Norwest Center
Sixth & Marquette
Minneapolis, MN 55479-0116

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant


The Insurance Company organizational chart is included as Exhibit 14.


Item 27.     Number of Contract Owners


As of February 14, 1997, there were 38,446 qualified Contract Owners and 76,974 non-qualified Contract Owners with Contracts in the Separate Account.


Item 28.     Indemnification

The Bylaws of the Company provide that:

Each person (and the heirs, executors, and administrators of such person) made or threatened to be made a party to any action, civil or criminal, by reason of being or having been a Director, officer, or employee of the corporation (or by reason of serving any other organization at the request of the corporation) shall be indemnified to the extent permitted by the laws of the State of Minnesota, and in the manner prescribed therein.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.     Principal Underwriters


     a. NALAC Financial Plans, LLC is the principal underwriter for the Contracts. It also is the principal underwriter for:

         Allianz Life Variable Account A
         Preferred Life Variable Account C

     b. The following are the officers and directors of NALAC Financial Plans, LLC:


Name & Principal        Positions and Offices
Business Address        with Underwriter
----------------------  --------------------------

James P. Kelso          Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Alan A. Grove           Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Thomas B. Clifford      President and Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Michael T. Westermeyer  Secretary and Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Edward J. Bonach        Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Michael J. Yates        Treasurer
1750 Hennepin Avenue
Minneapolis, MN 55403

Catherine L. Mielke     Compliance Officer
1750 Hennepin Avenue
Minneapolis, MN 55403



     c.  Not Applicable

Item 30.     Location of Accounts and Records

Thomas Clifford, whose address is 1750 Hennepin Avenue, Minneapolis, Minnesota, maintains physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.

Item 31.     Management Services

Not Applicable

Item 32.     Undertakings

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

d. Allianz Life Insurance Company of North America ("Company") hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


                                 REPRESENTATIONS

The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.


                                   SIGNATURES



As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Minneapolis and State of Minnesota, on this 24th day of April, 1997.


                                  ALLIANZ LIFE
                                   VARIABLE ACCOUNT B
                                  (Registrant)


                                   By: ALLIANZ LIFE INSURANCE COMPANY
                                       OF NORTH AMERICA
                                          (Depositor)


                                   By: /S/ ALAN A. GROVE
                                       -------------------------


                                       ALLIANZ LIFE INSURANCE COMPANY
                                       OF NORTH AMERICA


                                   By: /S/ ALAN A. GROVE
                                       --------------------------



Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.


                            Signature and Title

Lowell C. Anderson*          Chairman of the Board,         04/24/97
Lowell C. Anderson           President and                      Date
                             Chief Executive Officer

Herbert F. Hansmeyer*        Director                       04/24/97
Herbert F. Hansmeyer                                            Date

Michael P. Sullivan*         Director                       04/24/97
Michael P. Sullivan                                             Date

Dr. Jerry E. Robertson*      Director                       04/24/97
Dr. Jerry E. Robertson                                          Date

Gerhard Rupprecht*           Director                       04/24/97
Gerhard Rupprecht                                               Date

Edward J. Bonach*            Chief Financial Officer        04/24/97
Edward J. Bonach                                                Date

Rev. Dennis J. Dease*        Director                       04/24/97
Rev. Dennis J. Dease                                            Date

James R. Campbell*           Director                       04/24/97
James R. Campbell                                               Date


                                    *By    Power of Attorney


                                     By: /S/ ALAN A. GROVE
                                     -----------------------
                                           Alan A. Grove
                                           Attorney-in-Fact





                                    EXHIBITS

                                       TO

                     POST-EFFECTIVE AMENDMENT NO.    17

                                       TO

                                    FORM N-4

                         ALLIANZ LIFE VARIABLE ACCOUNT B

               ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA


                                INDEX TO EXHIBITS



Exhibit                                                            Page


EX-99.B3    Principal Underwriter Agreement

EX-99.B9    Opinion and Consent of Counsel

EX-99.B10   Independent Auditors' Consent

EX-99.B13   Calculation of Performance Information

Ex-99.B14   Company Organizational Chart